As filed with the Securities and Exchange Commission on May 3, 1999
                                             Registration No. 33-76660
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                            -----------------------

                                    FORM S-6
                       Post-Effective Amendment No. 6 to
                          Registration Statement Under
                           THE SECURITIES ACT OF 1933

                             ----------------------

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U
                             (Exact name of trust)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                              (Name of depositor)

                               JOHN HANCOCK PLACE
                          BOSTON, MASSACHUSETTS 02117
         (Complete address of depositor's principal executive offices)

                              --------------------

                            RONALD J. BOCAGE, ESQ.
                   JOHN HANCOCK MUTUAL LIFE INSURANCE COMPANY
                       JOHN HANCOCK PLACE, BOSTON, 02117
                (Name and complete address of agent for service)

                              --------------------

                                    Copy to:
                              GARY O. COHEN, ESQ.
                        Freedman, Levy, Kroll & Simonds
                         1050 Connecticut Avenue, N.W.
                            Washington, D.C.  20036

                              --------------------

It is proposed that this filing become effective(check appropriate box)

 / /immediately upon filing pursuant to paragraph (b) of Rule 485
 --
 /X/on May 3, 1999 pursuant to paragraph (b) of Rule 485
 --
 / /60 days after filing pursuant to paragraph (a)(1) of Rule 485
 --
 / /on (date) pursuant to paragraph (a)(1) of Rule 485
 --

If appropriate check the following box

  / /this post-effective amendment designates a new effective date for a
   -
previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities being offered and filed its Notice for fiscal year 1998 pursuant to Rule 24f-2 on March 23, 1999.

                             CROSS-REFERENCE TABLE

Form N-8B-2 Item                 Caption in Prospectus
----------------                 ---------------------

1, 2                             Cover, The Account and The Series
                                 Fund or Funds, JHVLICO and John
                                 Hancock

3                                Inapplicable

4                                Cover, Distribution of Policies

5,6                              The Account and The Series Fund or
                                 Funds, State Regulation

7, 8, 9                          Inapplicable

10(a),(b),(c),(d),(e)            Policy Provisions and Benefits

10(f)                            Voting Privileges

10(g),(h)                        Changes that JHVLICO
                                 Can Make

10(i)                            Appendix--Other Policy
                                 Provisions, The Account and The
                                 Series Fund or Funds

11, 12                           Summary, The Account and The Series
                                 Fund or Funds, Distribution of
                                 Policies

13                               Charges and expenses,Appendix-
                                 Illustration of Death Benefits,
                                 Account Values, Surrender Values and
                                 Accumulated Premiums

14, 15                           Summary, Distribution of
                                 Policies, Premiums

16                               The Account and The Series Fund or
                                 Funds


17                               Summary, Policy Provisions
                                 and Benefits

18                               The Account and The Series Fund or
                                 Funds, Tax Considerations

19                               Reports

20                               Changes that JHVLICO
                                 Can Make

21, 22                           Policy Provisions and Benefits

23                               Distribution of Policies

24                               Not Applicable

25                               JHVLICO and John Hancock

26                               Not Applicable

27,28,29,30                      JHVLICO and John Hancock, Board
                                 of Directors and Executive
                                 Officers of JHVLICO

31,32,33,34                      Not Applicable

35                               JHVLICO and John Hancock

37                               Not Applicable

38,39,40,41(a)                   Distribution of Policies,
                                 JHVLICO and John Hancock,
                                 Charges and Expenses

42, 43                           Not Applicable

44                               The Account and The Series Fund or
                                 Funds,Policy Provisions,
                                 Appendix--Illustration of Death
                                 Benefits, Account Values,
                                 Surrender Values and
                                 Accumulated Premiums

45                               Not Applicable

46                               The Account and The Series Fund or
                                 Funds, Policy Provisions,
                                 Appendix--Illustration of Death
                                 Benefits, Account Values,
                                 Surrender Values and
                                 Accumulated Premiums

47                               Not Applicable

48,49,50                         Not Applicable

51                               Policy Provisions and Benefits,
                                 Appendix--Other Policy
                                 Provisions

52                               The Account and The Series Fund or
                                 Funds, Changes that JHVLICO Can Make

53,54,55                         Not Applicable

56,57,58,59                      Not Applicable

                           PROSPECTUS DATED MAY 3, 1999

                             MEDALLION VARIABLE LIFE

                a flexible premium variable life insurance policy
                                    issued by

             JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")

                          JHVLICO LIFE SERVICING OFFICE
                          -----------------------------
                                 EXPRESS DELIVERY
                                 ----------------
                              529 Main Street (X-4)
                              Charlestown, MA 02129
                                    U.S. MAIL
                                    ---------
                                   P.O. Box 111
                                 Boston, MA 02117

                   PHONE: 1-800-732-5543 / FAX: 1-617-886-3048

  The policy provides an investment option with fixed rates of return declared by JHVLICO and the following 23 variable investment options:

                VARIABLE INVESTMENT OPTION                                   MANAGED BY
                --------------------------                                   ----------
---------------------------------------------------------------------------------------------------------
  Managed . . . . . . . . . . . . . . . . . . . . . . . .   Independence Investment Associates, Inc.
  Growth & Income . . . . . . . . . . . . . . . . . . . .   Independence Investment Associates, Inc.
  Equity Index  . . . . . . . . . . . . . . . . . . . . .   State Street Global Advisors
  Large Cap Value . . . . . . . . . . . . . . . . . . . .   T. Rowe Price Associates, Inc.
  Large Cap Growth  . . . . . . . . . . . . . . . . . . .   Independence Investment Associates, Inc.
  Mid Cap Value . . . . . . . . . . . . . . . . . . . . .   Neuberger Berman, LLC
  Mid Cap Growth  . . . . . . . . . . . . . . . . . . . .   Janus Capital Corporation
  Real Estate Equity. . . . . . . . . . . . . . . . . . .   Independence Investment Associates, Inc.
  Small/Mid Cap Growth. . . . . . . . . . . . . . . . . .   Wellington Management Company, LLP
  Small/Mid Cap CORE. . . . . . . . . . . . . . . . . . .   Goldman Sachs Asset Management
  Small Cap Value . . . . . . . . . . . . . . . . . . . .   INVESCO Management & Research, Inc.
  Small Cap Growth  . . . . . . . . . . . . . . . . . . .   John Hancock Advisers, Inc.
  Global Equity . . . . . . . . . . . . . . . . . . . . .   Scudder Kemper Investments, Inc.
  International Balanced  . . . . . . . . . . . . . . . .   Brinson Partners, Inc.
  International Equity Index  . . . . . . . . . . . . . .   Independence International Associates, Inc.
  International Opportunities . . . . . . . . . . . . . .   Rowe Price-Fleming International, Inc.
  Emerging Markets Equity . . . . . . . . . . . . . . . .   Montgomery Asset Management, LLC
  Short-Term Bond . . . . . . . . . . . . . . . . . . . .   Independence Investment Associates, Inc.
  Bond Index. . . . . . . . . . . . . . . . . . . . . . .   Mellon Bond Associates, LLP
  Sovereign Bond. . . . . . . . . . . . . . . . . . . . .   John Hancock Advisers, Inc.
  Global Bond . . . . . . . . . . . . . . . . . . . . . .   J.P. Morgan Investment Management, Inc.
  High Yield Bond . . . . . . . . . . . . . . . . . . . .   Wellington Management Company, LLP
  Money Market  . . . . . . . . . . . . . . . . . . . . .   John Hancock Mutual Life Insurance Company
---------------------------------------------------------------------------------------------------------



         We may add or delete variable investment options in the future.

  When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of the John Hancock Variable Series Trust I (the "Trust"). The Trust is a mutual fund that offers a number of different investment options (which are called "funds"). The investment results of each variable investment option you select will depend on those of the corresponding fund of the Trust. Attached to this prospectus is a prospectus for the Trust that contains detailed information about each fund offered under the policy. Be sure to read the prospectus for the Trust before selecting any of the variable investment options shown on page 1.

                             GUIDE TO THIS PROSPECTUS

  This prospectus contains information that you should know before you buy a policy or exercise any of your rights under the policy. However, please keep in mind that this is a prospectus - - it is not the policy. The prospectus
                                         ---
simplifies many policy provisions to better communicate the policy's essential features. Your rights and obligations under the policy will be determined by the language of the policy itself. When you receive your policy, read it carefully.

  This prospectus is arranged in the following way:

     . The section which follows is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

     . Behind the Basic Information section are illustrations of hypothetical policy benefits that help clarify how the policy works. These start on page 17.

     . Behind the illustrations is a section called "Additional Information"
       that gives more details about the policy. It generally does not
                                                                   ---
       repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 22.

     . Behind the Additional Information section are the financial statements for JHVLICO and Separate Account U. These start on page 40.

     . Finally, there is an Alphabetical Index of Key Words and Phrases at the back of the prospectus on page 79.

 After the Alphabetical Index of Key Words and Phrases, this prospectus ends and the Trust prospectus begins.

                                    **********

 Please note that the Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                BASIC INFORMATION

  This part of the prospectus provides answers to commonly asked questions about the policy.

Question                                                        Pages to See
--------
 .What is the policy?. . . . . . . . . . . . . . . . . . . . . .  4
 .Who owns the policy? . . . . . . . . . . . . . . . . . . . . .  4
 .How can I invest money in the policy?. . . . . . . . . . . . .  4-5
 .Is there a minimum amount I must invest? . . . . . . . . . . . 5-6
 .How will the value of my investment in the policy change over time?. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
 .What charges will JHVLICO deduct from my investment in the policy?. . . . . . . . . . . . . . . . . . . . . . . . . . . . 7-9
 .What charges will the Trust deduct from my investment in the policy?. . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
 .What other charges could JHVLICO impose in the future? . . . . 10
 .How can I change my policy's investment allocations? . . . . . 10-11
 .How can I access my investment in the policy?. . . . . . . . . 11-12
 .How much will JHVLICO pay when the insured person dies?. . . . 12-13
 .How can I change my policy's insurance coverage? . . . . . . . 13-14
 .Can I cancel my policy after it's issued?. . . . . . . . . . . 14
 .Can I choose the form in which JHVLICO pays out policy
 proceeds?. . . . . . . . . . . . . . . . . . . . . . . . . . . 14
 .To what extent can JHVLICO vary the terms and conditions of its policies in particular cases?. . . . . . . . . . . . . . . 15
 .How will my policy be treated for income tax purposes? . . . . 15
 .How do I communicate with JHVLICO? . . . . . . . . . . . . . . 15-16

Here are the page numbers where the questions and answers appear:

 WHAT IS THE POLICY?

  The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the variable investment options that you choose. The amount we pay to the policy's beneficiary if the insured person dies (we call this the "death benefit") may be similarly affected.

  While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

     . Determine when and how much you invest in the various investment options

     . Borrow or withdraw amounts you have in the investment options

     . Change the beneficiary who will receive the death benefit

     . Change the amount of insurance

     . Turn in (i.e., "surrender") the policy for the full amount of its surrender value

     . Choose the form in which we will pay out the death benefit or other proceeds

 Most of these options are subject to limits that are explained later in this prospectus.

 WHO OWNS THE POLICY?

  That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

 HOW CAN I INVEST MONEY IN THE POLICY?

Premium Payments

  We call the investments you make in the policy "premiums" or "premium payments". The amount we require as your first premium depends upon the
                                         -----
specifics of your policy and the insured person. Except as noted below, you can make any other premium payments you wish at any time. That's why the policy is called a "flexible premium" policy.

Maximum premium payments

  Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. We'll monitor your premium payments and let you know if you're about to exceed this limit. More discussion of these tax law requirements begins on page
29. Also, we may refuse to accept any amount of an additional premium if:

     . that amount of premium would increase our insurance risk exposure, and

     . the insured person doesn't provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance.

 In no event, however, will we refuse to accept any premium necessary to prevent the policy from terminating.

Ways to pay premiums

  If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock Variable Life Insurance Company." Premiums after the first must be sent to the JHVLICO Life Servicing Office at the appropriate address shown on page 1 of this prospectus.

  We will also accept premiums:

     . by wire or by exchange from another insurance company,

     . via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or
              -------

     . if we agree to it, through a salary deduction plan with your employer.

 You can obtain information on these other methods of premium payment by contacting your JHVLICO representative or by contacting the JHVLICO Life Servicing Office.

 IS THERE A MINIMUM AMOUNT I MUST INVEST?

Planned Premiums

  The Policy Specifications page of your policy will show the "Planned Premium" for the policy. You choose this amount in the policy application. The premium reminder notice we send you is based on this amount. You will also choose how often to pay premiums-- annually, semi-annually, quarterly or monthly. The date on which such a payment is "due" is referred to in the policy as a "modal processing date." However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see "Lapse and reinstatement" and "Guaranteed death benefit feature" below).

Lapse and reinstatement

  If the policy's surrender value is not sufficient to pay the charges and the guaranteed death benefit feature is not in effect, we will notify you of how much you will need to pay to keep the policy in force. You will have a 61 day "grace period" to make that payment. If you don't pay at least the required amount by the end of the grace period, your policy will terminate (i.e., lapse). All coverage under the policy will then cease. Even if the policy terminates in this way, you can still reactivate (i.e., "reinstate") it within 1 year from the beginning of the grace period. You will have to provide evidence that the insured person still meets our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy. If the insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During the grace period, you cannot make transfers among investment options or make a partial withdrawal or policy loan.

Guaranteed death benefit feature

  This feature is available only if the insured person meets certain underwriting requirements. The feature guarantees that your policy will not lapse during the first 5 policy years, regardless of adverse investment performance, if on each modal processing date during that 5 year period the amount of cumulative premiums you have paid (less all withdrawals from the policy) equals or exceeds the sum of all Guaranteed Death Benefit Premiums due to date. The Guaranteed Death Benefit Premium (or "GDB Premium) is defined in the policy and is "due" on each modal processing date. (The term "modal processing date" is defined under "Planned Premiums" on page 5.)

  No GDB Premium will ever be greater than the so-called "guideline premium" for the policy as defined in Section 7702 of the Internal Revenue Code. Also, the GDB Premiums may change in the event of any change in the face amount of the policy or any change in the death benefit option (see "How much will JHVLICO pay when the insured person dies?" on page 12).

  If the Guaranteed Death Benefit test is not satisfied on any modal processing date, we will notify you immediately and tell you how much you will need to pay to keep the feature in effect. You will have until the second modal processing date after default to make that payment. If you don't pay at least the required amount by the end of that period, the feature will permanently lapse. You cannot restore the feature once it has lapsed.

  If there are monthly charges that remain unpaid because of this feature, we will deduct such charges when there is sufficient surrender value to pay them.

 HOW WILL THE VALUE OF MY INVESTMENT IN THE POLICY CHANGE OVER TIME?

  From each premium payment you make, we deduct the charges described under "Deductions from premium payments" below. We invest the rest in the investment options you've elected.

  Over time, the amount you've invested in any variable investment option will
                                               --------
increase or decrease the same as if you had invested the same amount directly in the corresponding fund of the Trust and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under "What charges will JHVLICO deduct from my investment in the policy?" below.

  The amount you've invested in the fixed investment option will earn interest
                                    -----
at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. The current declared rate will also appear in the annual statement we will send you. Amounts you invest in the fixed investment option will not be
                                                                         ---
subject to the mortality and expense risk charge described on page 8. Otherwise, the charges applicable to the fixed investment option are the same as those applicable to the variable investment options.

  At any time, the "account value" of your policy is equal to:

     . the amount you invested,

     . plus or minus the investment experience of the investment options you've chosen,

     . minus all charges we deduct, and

     . minus all withdrawals you have made.

 If you take a loan on the policy, however, your account value will be computed somewhat differently. This is discussed beginning on page 11.

 WHAT CHARGES WILL JHVLICO DEDUCT FROM MY INVESTMENT IN THE POLICY?

Deductions from premium payments

 . Premium tax charge - A charge to cover state premium taxes we currently
 --------------------
  expect to pay, on average. This charge is currently 2.35% of each premium.

 . DAC tax charge - A charge to cover the increased Federal income tax
 ----------------
  burden that we currently expect will result from receipt of premiums. This charge is currently 1.25% of each premium.

 . Premium sales charge - A charge to help defray our sales costs. The
 ----------------------
  charge is 4% of a certain portion of the premium you pay. The portion of each year's premium that is subject to the charge is called the "Target Premium". It's determined at the time the policy is issued and will appear in the "Policy Specifications" section of the policy. We currently waive one half of this charge for policies with a face amount of $250,000 or higher, but continuation of that waiver is not guaranteed. Also, we currently intend to stop making this charge on premiums received after the 10th policy year, but this is not guaranteed either. Because policies of this type were first offered for sale in 1994, no termination of this charge has yet occurred.

Deductions from account value

 . Issue charge - A monthly charge to help defray our administrative costs.
 --------------
  This is a flat dollar charge of $20 and is deducted only during the first policy year.

 . Maintenance charge - A monthly charge to help defray our administrative
 --------------------
  costs. This is a flat dollar charge of up to $8 (currently $6).

 . Insurance charge - A monthly charge for the cost of insurance. To
 ------------------
  determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance
                                                -------
  rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than the maximum rates shown in the policy. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of the insured person, the face amount of insurance and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person's "attained age" on any date is his or her age on the birthday nearest that date.) We currently apply a lower insurance charge for policies with a face amount of $250,000 or higher, but continuation of that practice is not guaranteed. Also, it is our current intention to reduce the insurance charge in the 10th policy year and thereafter, but such a reduction is not guaranteed either. Because policies of this type were first offered for sale in 1994, no reductions have yet been made.

 . Extra mortality charge - A monthly charge specified in your policy for
 ------------------------
  additional mortality risk if the insured person is subject to certain types of special insurance risk.

 . M & E charge - A daily charge for mortality and expense risks we assume.
 --------------
  This charge is deducted from the variable investment options. It does not apply to the fixed investment option. The current charge is at an effective annual rate of .60% of the value of the assets in each variable investment option. We guarantee that this charge will never exceed an effective annual rate of .90%.

 . Optional benefits charge - Monthly charges for any optional insurance
 --------------------------
  benefits added to the policy by means of a rider. We currently offer a number of optional riders, such as the accidental death benefit rider.

 . Administrative surrender charge - A charge we deduct if the policy lapses
 ---------------------------------
  or is surrendered in the first 9 policy years. We deduct this charge to compensate us for administrative expenses that we would otherwise not recover in the event of early lapse or surrender. The amount of the charge depends upon the policy year in which lapse or surrender occurs and the policy's face amount at that time. The maximum charge is $5 per $1,000 of face amount in policy years 1 through 7, $4 per $1,000 in policy year 8 and $3 per $1,000 in policy year 9.

 . Contingent deferred sales charge ("CDSC") - A charge we deduct if the
 -------------------------------------------
  policy lapses or is surrendered within the first 12 policy years. We deduct this charge to compensate us for sales expenses that we would otherwise not recover in the event of early lapse or surrender. The charge is a percentage of premiums received that do not exceed the Target Premium. ("Target Premium" is described above under "Deductions from premium payments.") In policy years 1 through 3, the charge is a percentage of premiums received prior to the end of the policy year in question. Thereafter, it's a percentage of only those premiums received in policy years 1 through 3. The charge reaches its maximum at the end of the third policy year, stays level through the seventh policy year, and is reduced by an equal amount at the beginning of each policy year thereafter until it reaches zero. This is shown in the following table (where the percentages are rounded to one decimal place):

  FOR SURRENDERS OR LAPSES DURING PERCENTAGE
  ------------------------------------------

  Policy years 1-7               26.0%

  Policy year 8                  21.7%

  Policy year 9                  17.3%

  Policy year 10                 13.0%

  Policy year 11                  8.7%

  Policy year 12                  4.3%

  Policy year 13 and later        0.0%

  The above table applies only if the insured person is less than attained age 55 at issue. For older issue ages, the maximum is reached earlier and the percentage may decrease to zero in fewer than 12 policy years. Regardless of issue age, there is a further limitation on the CDSC that can be charged if surrender or lapse occurs in the second policy year. The CDSC cannot exceed 32% of one year's Target Premium.
                            ----------

 . Partial withdrawal charge - A charge for each partial withdrawal of
 ---------------------------
  account value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of $20 or 2% of the withdrawal amount.

 WHAT CHARGES WILL THE TRUST DEDUCT FROM MY INVESTMENT IN THE POLICY?

  The Trust must pay investment management fees and other operating expenses. These fees and expenses are different for each fund of the Trust and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. The figures in the following chart are expressed as percentages of each fund's average daily net assets for 1998 (rounded to two decimal places). The percentages reflect the investment management fees that were payable for1998 and the 1998 other operating expenses that would have been allocated to the funds under the allocation rules currently in effect.

                                          Other     Total Fund       Other Operating
                          Investment    Operating    Operating          Expenses
Fund Name               Management Fee   Expenses    Expenses     Absent Reimbursement*
---------               --------------  ----------  -----------  -----------------------
Managed. . . . . . .         0.32%        0.05 %          0.37%              0.05%
Growth & Income. . .         0.25%        0.05 %          0.30%              0.05%
Equity Index. . . . .        0.14%        0.08 %          0.22%              0.08%
Large Cap Value . . .        0.74%        0.07 %                             0.07%
Large Cap Growth. . .       0.37%         0.05 %          0.42%              0.05%
Mid Cap Value. . . .         0.80%        0.05 %          0.85%              0.05%
Mid Cap Growth. . . .        0.85%        0.08 %        %                    0.08%
Real Estate Equity. .        0.60%        0.05 %         0.65%               0.05%
Small/Mid Cap Growth**
Small/Mid Cap CORE. .
Small Cap Value . . .        0.80%        0.07 %        %                    0.07%
Small Cap Growth. . .        0.75%        0.08 %         0.83%               0.08%
Global Equity. . . .
International Balanced       0.85%        0.10 %          0.95%              0.64%
International Equity
 Index. . . . . . . .        0.17%        0.10 %          0.27%             0.23%
International
 Opportunities. . . .       0.87%         0.10 %         0.97%              0.32%
Emerging Markets
 Equity. . . . . . .
Short-Term Bond. . .         0.30%        0.05%           0.35%
Bond Index. . . . . .
Sovereign Bond. . . .        0.25%        0.05 %          0.30%        0.05%
Global Bond** . . . .        0.69%        0.06 %        %                    0.06%
High Yield Bond. . .
Money Market. . . . .        0.25%        0.05 %          0.30%        0.05%


* John Hancock reimburses a fund when the fund's other operating expenses exceed 0.10% of the fund's average daily net assets.
** Small/Mid Cap Growth was formerly "Diversified Mid Cap Growth" and Global
   Bond was formerly "Strategic Bond."

 WHAT OTHER CHARGES COULD JHVLICO IMPOSE IN THE FUTURE?

  We currently make no charge against account value for our Federal income taxes, but if we incur, or expect to incur, income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make such a charge. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.

  Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

  We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels and with changes in the Federal income tax treatment of the deferred acquisition costs for this type of policy.

 HOW CAN I CHANGE MY POLICY'S INVESTMENT ALLOCATIONS?

Future premium payments

  At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must equal 100% in total.

Transfers of existing account value

  You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount.

  Under our current rules, you can make transfers out of any variable investment
                                                             --------
option anytime you wish. However, transfers out of the fixed investment option
                                                       -----
are currently subject to the following restrictions:

 . You can only make such a transfer once a year and only during the 31 day period following your policy anniversary.

 . We must receive the request for such a transfer during the period beginning 60 days prior to the policy anniversary and ending 30 days after it.

 . The most you can transfer at any one time is the greater of $500 or 20% of the assets in your fixed investment option.

  We reserve the right to impose a minimum amount limit on transfers out of the fixed investment option. We also reserve the right to impose limits on the number and frequency of transfers out of the variable investment options.

Limitation on number of investment options

  Whether through the allocation of premium or through the transfer of existing account value, you can never be invested in more than ten investment options at any one time.

Dollar cost averaging

  This is a program of automatic monthly transfers out of the Money Market investment option into one or more of the other variable investment options. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. Obviously, the success of this strategy depends on market trends and is not guaranteed.

 HOW CAN I ACCESS MY INVESTMENT IN THE POLICY?

Full surrender

  You may surrender your policy in full at any time. If you do, we will pay you the account value, less any policy loans and less any CDSC and administrative surrender charge that then applies. This is called your "surrender value." You must return your policy when you request a full surrender.

Partial withdrawals

  You may make a partial withdrawal of your surrender value at any time. Each partial withdrawal must be at least $1,000. There is a charge (usually $20) for each partial withdrawal. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. Each investment option will be reduced in the same proportion as the account value is then allocated among them. We will not permit a partial withdrawal if it would cause your surrender value to fall below 3 months' worth of monthly charges (see "Deductions from account value" on page 8). We also reserve the right to refuse any partial withdrawal that would cause the policy's face amount to fall below $100,000. Under the Option 1 or Option 3 death benefit, the reduction of your account value occasioned by a partial withdrawal could cause the minimum insurance amount to become less than your face amount of insurance (see "How much will JHVLICO pay when the insured person dies?" on page 13). If that happens, we will automatically reduce your face amount of insurance. The calculation of that reduction is explained in the policy. If such a face amount reduction would cause your policy to fail the Code's definition of life insurance, we will not permit the partial withdrawal.

Policy loans

  You may borrow from your policy at any time after it has been in effect for 1 year by completing a form satisfactory to us or, if the telephone transaction authorization form has been completed, by telephone. The maximum amount you can borrow is equal to 100% of your account value that is in the fixed investment option plus one of the following:

     . In policy years 2 and 3 - - 75% of your account value that is in the variable investment options

     . In all later policy years - - 90% of your account value that is in the variable investment options

  The minimum amount of each loan is $300. The interest charged on any loan is an effective annual rate of 5.0% in the first 20 policy years and 4.50% thereafter. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 4.0%. However, if we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to increase the

  The minimum amount of each loan is $300. The interest charged on any loan is an effective annual rate of 5.0% in the first 20 policy years and 4.50% thereafter. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 4.0%. However, if we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to increase the

  In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. There are two tests that can be

 CAN I CANCEL MY POLICY AFTER IT'S ISSUED?

  You have the right to cancel your policy within the latest of the following periods:

     . 10 days after you receive it (this period may be longer in some states);

     . 10 days after mailing by JHVLICO of the Notice of Withdrawal Right;
       or

     . 45 days after the date Part A of the application has been completed.

  This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to JHVLICO at one of the addresses shown on page 1, or to the JHVLICO representative who delivered the policy to you.

  In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by JHVLICO or the Trust prior to that date. The date of cancellation will be the date of such mailing or delivery.

 CAN I CHOOSE THE FORM IN WHICH JHVLICO PAYS OUT POLICY PROCEEDS?

Choosing a payment option

  You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:

     . Option 1 - Proceeds left with us to accumulate with interest

     . Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out

     . Option 2B - Equal monthly payments for a specified period of time

     . Option3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years

     . Option 4 - Equal monthly payments for life with no refund

     . Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven't been paid out

  You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit

  You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit

  For further information about the tax consequences of owning a policy, please read "Tax considerations" beginning of page 29.

 HOW DO I COMMUNICATE WITH JHVLICO?

General Rules

  You should mail or express all checks and money orders for premium payments and loan repayments to the JHVLICO Life Servicing Office at the appropriate address shown on page 1.

  Certain requests must be made in writing and be signed and dated by you. They include the following:

     . loans, surrenders or partial withdrawals

     . transfers of account value among investment options

     . change of allocation among investment options for new premium payments

     . change of death benefit option

     . increase or decrease in face amount

     . change of beneficiary

     . election of payment option for policy proceeds

     . tax withholding elections

     . election of telephone transaction privilege

 You should mail or express these requests to the JHVLICO Life Servicing Office at the appropriate address shown on page 1. You should also send notice of the insured person's death and related documentation to the JHVLICO Life Servicing Office. We don't consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

  We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from the JHVLICO Life Servicing Office or your JHVLICO representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone Transactions

  If you complete a special authorization form, you can request loans, transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-732-5543 or by faxing us at 1-617-886-3048. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

  The policies are not designed for professional market timing organizations or other entities that use programmed and frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

       ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables illustrate the changes in death benefit, account value and surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% before any fees or expenses. (Investment return reflects investment income and all realized and unrealized capital gains and losses.) The tables assume annual Planned Premiums that are paid at the beginning of each policy year for an insured person who is a 35 year old male standard non-smoker underwriting risk when the policy is issued.

  Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by JHVLICO will apply in each year illustrated, including the reduction in the M&E charge after the 15th policy year. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making.

  With respect to fees and expenses deducted from Trust assets, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .59%, and (2) an assumed average asset charge for all other Trust operating expenses equivalent to an effective annual rate of .07%. These rates are the arithmetic average for all funds of the Trust. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.

  The second column of each table shows the amount you would have at the end of each Policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the face amount and annual Planned Premium amount requested.

DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,000    100,000    100,000       218        244         271          0          0            0
   2          1,636      100,000    100,000    100,000       664        738         816          0          0           73
   3          2,516      100,000    100,000    100,000     1,094      1,245       1,409          2        152          316
   4          3,439      100,000    100,000    100,000     1,508      1,765       2,053        416        672          960
   5          4,409      100,000    100,000    100,000     1,904      2,295       2,752        811      1,203        1,659
   6          5,428      100,000    100,000    100,000     2,282      2,838       3,512      1,189      1,745        2,420
   7          6,497      100,000    100,000    100,000     2,638      3,389       4,337      1,546      2,296        3,244
   8          7,620      100,000    100,000    100,000     2,974      3,949       5,233      2,080      3,055        4,339
   9          8,799      100,000    100,000    100,000     3,287      4,518       6,206      2,591      3,822        5,511
  10         10,037      100,000    100,000    100,000     3,583      5,104       7,279      3,287      4,807        6,983
  11         11,337      100,000    100,000    100,000     3,884      5,729       8,483      3,686      5,531        8,285
  12         12,702      100,000    100,000    100,000     4,163      6,366       9,801      4,064      6,268        9,702
  13         14,135      100,000    100,000    100,000     4,416      7,014      11,244      4,416      7,014       11,244
  14         15,640      100,000    100,000    100,000     4,642      7,671      12,826      4,642      7,671       12,826
  15         17,220      100,000    100,000    100,000     4,839      8,336      14,561      4,839      8,336       14,561
  16         18,879      100,000    100,000    100,000     5,006      9,009      16,467      5,006      9,009       16,467
  17         20,621      100,000    100,000    100,000     5,142      9,689      18,564      5,142      9,689       18,564
  18         22,450      100,000    100,000    100,000     5,239     10,369      20,867      5,239     10,369       20,867
  19         24,370      100,000    100,000    100,000     5,292     11,045      23,399      5,292     11,045       23,399
  20         26,387      100,000    100,000    100,000     5,307     11,722      26,194      5,307     11,722       26,194
  25         38,086      100,000    100,000    100,000     4,845     15,201      45,480      4,845     15,201       45,480
  30         53,018      100,000    100,000    100,000     3,355     18,839      78,808      3,355     18,839       78,808
  35         72,076           **    100,000    156,243        **     21,721     135,863         **     21,721      135,863
  40         96,398           **    100,000    242,722        **     22,123     231,164         **     22,123      231,164
  45        127,441           **    100,000    410,972        **     17,231     391,402         **     17,231      391,402




---------
 * The amount shown is equal to the Target Premium for the basic policy. If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,000    100,000    100,000       192        217       243            0          0            0
   2          1,636      100,000    100,000    100,000       611        681       756            0          0           12
   3          2,516      100,000    100,000    100,000     1,013      1,156       1,311          0         63          218
   4          3,439      100,000    100,000    100,000     1,399      1,640       1,912        306        547          819
   5          4,409      100,000    100,000    100,000     1,765      2,131       2,561        672      1,039        1,468
   6          5,428      100,000    100,000    100,000     2,112      2,631       3,264      1,020      1,538        2,171
   7          6,497      100,000    100,000    100,000     2,438      3,136       4,022      1,345      2,043        2,929
   8          7,620      100,000    100,000    100,000     2,742      3,647       4,842      1,848      2,753        3,948
   9          8,799      100,000    100,000    100,000     3,021      4,160       5,727      2,326      3,464        5,032
  10         10,037      100,000    100,000    100,000     3,278      4,677       6,686      2,981      4,380        6,390
  11         11,337      100,000    100,000    100,000     3,507      5,194       7,722      3,309      4,996        7,525
  12         12,702      100,000    100,000    100,000     3,707      5,708       8,842      3,608      5,609        8,743
  13         14,135      100,000    100,000    100,000     3,877      6,219       10,053     3,877      6,219       10,053
  14         15,640      100,000    100,000    100,000     4,016      6,725       11,364     4,016      6,725       11,364
  15         17,220      100,000    100,000    100,000     4,120      7,222       12,785     4,120      7,222       12,785
  16         18,879      100,000    100,000    100,000     4,188      7,708       14,324     4,188      7,708       14,324
  17         20,621      100,000    100,000    100,000     4,213      8,176       15,990     4,213      8,176       15,990
  18         22,450      100,000    100,000    100,000     4,189      8,619       17,791     4,189      8,619       17,791
  19         24,370      100,000    100,000    100,000     4,112      9,031       19,741     4,112      9,031       19,741
  20         26,387      100,000    100,000    100,000     3,972      9,402       21,849     3,972      9,402       21,849
  25         38,086      100,000    100,000    100,000     2,105     10,341       35,381     2,105     10,341       35,381
  30         53,018           **    100,000    100,000        **      8,442       56,350        **      8,442       56,350
  35         72,076           **    100,000    105,000        **         94       91,304        **         94       91,304
  40         96,398           **         **    156,898        **         **       149,427       **         **      149,427
  45        127,441           **         **    255,252        **         **       243,098       **         **      243,098




---------
 * The amount shown is equal to the Target Premium for the basic policy. If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*



                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,217    100,244    100,270       217        244         270          0          0            0
   2          1,636      100,662    100,736    100,814       662        736         814          0          0           70
   3          2,516      101,090    101,240    101,403     1,090      1,240       1,403          0        147          310
   4          3,439      101,501    101,756    102,042     1,501      1,756       2,042        408        663          950
   5          4,409      101,893    102,281    102,734     1,893      2,281       2,734        800      1,188        1,642
   6          5,428      102,265    102,816    103,484     2,265      2,816       3,484      1,172      1,723        2,392
   7          6,497      102,615    103,357    104,295     2,615      3,357       4,295      1,522      2,264        3,202
   8          7,620      102,942    103,905    105,172     2,942      3,905       5,172      2,048      3,011        4,278
   9          8,799      103,246    104,458    106,121     3,246      4,458       6,121      2,550      3,763        5,426
  10         10,037      103,531    105,025    107,162     3,531      5,025       7,162      3,235      4,729        6,866
  11         11,337      103,819    105,627    108,324     3,819      5,627       8,324      3,621      5,429        8,126
  12         12,702      104,083    106,237    109,590     4,083      6,237       9,590      3,984      6,138        9,491
  13         14,135      104,320    106,851    110,967     4,320      6,851      10,967      4,320      6,851       10,967
  14         15,640      104,527    107,468    112,466     4,527      7,468      12,466      4,527      7,468       12,466
  15         17,220      104,703    108,085    114,098     4,703      8,085      14,098      4,703      8,085       14,098
  16         18,879      104,847    108,702    115,875     4,847      8,702      15,875      4,847      8,702       15,875
  17         20,621      104,958    109,318    117,814     4,958      9,318      17,814      4,958      9,318       17,814
  18         22,450      105,027    109,922    119,921     5,027      9,922      19,921      5,027      9,922       19,921
  19         24,370      105,049    110,509    122,211     5,049     10,509      22,211      5,049     10,509       22,211
  20         26,387      105,031    111,084    124,710     5,031     11,084      24,710      5,031     11,084       24,710
  25         38,086      104,382    113,807    141,297     4,382     13,807      41,297      4,382     13,807       41,297
  30         53,018      102,699    116,107    167,978     2,699     16,107      67,978      2,699     16,107       67,978
  35         72,076           **    116,576    210,191        **     16,576     110,191         **     16,576      110,191
  40         96,398           **    112,743    276,347        **     12,743     176,347         **     12,743      176,347
  45        127,441           **    101,340    380,527        **      1,340     280,527         **      1,340      280,527



---------
 * The amount shown is equal to the Target Premium for the basic policy. If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,191   100,216    100,242      191       216        242         0         0           0
   2          1,636      100,609   100,679    100,753      609       679        753         0         0          10
   3          2,516      101,009   101,151    101,306    1,009     1,151      1,306         0        58         213
   4          3,439      101,392   101,631    101,902    1,392     1,631      1,902       299       538         809
   5          4,409      101,754   102,118    102,544    1,754     2,118      2,544       661     1,025       1,451
   6          5,428      102,096   102,610    103,237    2,096     2,610      3,237     1,004     1,518       2,144
   7          6,497      102,416   103,106    103,982    2,416     3,106      3,982     1,323     2,014       2,890
   8          7,620      102,712   103,605    104,785    2,712     3,605      4,785     1,818     2,711       3,891
   9          8,799      102,983   104,104    105,648    2,983     4,104      5,648     2,288     3,409       4,953
  10         10,037      103,229   104,604    106,577    3,229     4,604      6,577     2,933     4,308       6,281
  11         11,337      103,447   105,100    107,576    3,447     5,100      7,576     3,249     4,902       7,378
  12         12,702      103,634   105,589    108,648    3,634     5,589      8,648     3,535     5,490       8,549
  13         14,135      103,789   106,070    109,799    3,789     6,070      9,799     3,789     6,070       9,799
  14         15,640      103,912   106,540    111,036    3,912     6,540     11,036     3,912     6,540      11,036
  15         17,220      103,998   106,995    112,363    3,998     6,995     12,363     3,998     6,995      12,363
  16         18,879      104,046   107,432    113,787    4,046     7,432     13,787     4,046     7,432      13,787
  17         20,621      104,049   107,843    115,311    4,049     7,843     15,311     4,049     7,843      15,311
  18         22,450      104,001   108,219    116,937    4,001     8,219     16,937     4,001     8,219      16,937
  19         24,370      103,899   108,554    118,670    3,899     8,554     18,670     3,899     8,554      18,670
  20         26,387      103,731   108,834    120,511    3,731     8,834     20,511     3,731     8,834      20,511
  25         38,086      101,723   109,088    131,470    1,723     9,088     31,470     1,723     9,088      31,470
  30         53,018           **   106,025    145,463       **     6,025     45,463        **     6,025      45,463
  35         72,076           **        **    161,530       **        **     61,530        **        **      61,530
  40         96,398           **        **    176,473       **        **     76,473        **        **      76,473
  45        127,441           **        **    181,611       **        **     81,611        **        **      81,611




---------
 * The amount shown is equal to the Target Premium for the basic policy. If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      218        244        271        0          0           0
   2          1,636      100,000   100,000    100,000      664        738        816        0          0          73
   3          2,516      100,000   100,000    100,000    1,094      1,245      1,409        2        152         316
   4          3,439      100,000   100,000    100,000    1,508      1,765      2,053      416        672         960
   5          4,409      100,000   100,000    100,000    1,904      2,295      2,752      811      1,203       1,659
   6          5,428      100,000   100,000    100,000    2,282      2,838      3,512    1,189      1,745       2,420
   7          6,497      100,000   100,000    100,000    2,638      3,389      4,337    1,546      2,296       3,244
   8          7,620      100,000   100,000    100,000    2,974      3,949      5,233    2,080      3,055       4,339
   9          8,799      100,000   100,000    100,000    3,287      4,518      6,206    2,591      3,822       5,511
  10         10,037      100,000   100,000    100,000    3,583      5,104      7,279    3,287      4,807       6,983
  11         11,337      100,000   100,000    100,000    3,884      5,729      8,483    3,686      5,531       8,285
  12         12,702      100,000   100,000    100,000    4,163      6,366      9,801    4,064      6,268       9,702
  13         14,135      100,000   100,000    100,000    4,416      7,014     11,244    4,416      7,014      11,244
  14         15,640      100,000   100,000    100,000    4,642      7,671     12,826    4,642      7,671      12,826
  15         17,220      100,000   100,000    100,000    4,839      8,336     14,561    4,839      8,336      14,561
  16         18,879      100,000   100,000    100,000    5,006      9,009     16,467    5,006      9,009      16,467
  17         20,621      100,000   100,000    100,000    5,142      9,689     18,564    5,142      9,689      18,564
  18         22,450      100,000   100,000    100,000    5,239     10,369     20,867    5,239     10,369      20,867
  19         24,370      100,000   100,000    100,000    5,292     11,045     23,399    5,292     11,045      23,399
  20         26,387      100,000   100,000    100,000    5,307     11,722     26,194    5,307     11,722      26,194
  25         38,086      100,000   100,000    100,000    4,845     15,201     45,480    4,845     15,201      45,480
  30         53,018      100,000   100,000    132,824    3,355     18,839     78,040    3,355     18,839      78,040
  35         72,076           **   100,000    197,617       **     21,721    130,561       **     21,721     130,561
  40         96,398           **   100,000    293,207       **     22,123    214,207       **     22,123     214,207
  45        127,441           **   100,000    438,159       **     17,231    347,029       **     17,231     347,029




---------
 * The amount shown is equal to the Target Premium for the basic policy. If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      192        217        243        0          0           0
   2          1,636      100,000   100,000    100,000      611        681        756        0          0          12
   3          2,516      100,000   100,000    100,000    1,013      1,156      1,311        0         63         218
   4          3,439      100,000   100,000    100,000    1,399      1,640      1,912      306        547         819
   5          4,409      100,000   100,000    100,000    1,765      2,131      2,561      672      1,039       1,468
   6          5,428      100,000   100,000    100,000    2,112      2,631      3,264    1,020      1,538       2,171
   7          6,497      100,000   100,000    100,000    2,438      3,136      4,022    1,345      2,043       2,929
   8          7,620      100,000   100,000    100,000    2,742      3,647      4,842    1,848      2,753       3,948
   9          8,799      100,000   100,000    100,000    3,021      4,160      5,727    2,326      3,464       5,032
  10         10,037      100,000   100,000    100,000    3,278      4,677      6,686    2,981      4,380       6,390
  11         11,337      100,000   100,000    100,000    3,507      5,194      7,722    3,309      4,996       7,525
  12         12,702      100,000   100,000    100,000    3,707      5,708      8,842    3,608      5,609       8,743
  13         14,135      100,000   100,000    100,000    3,877      6,219     10,053    3,877      6,219      10,053
  14         15,640      100,000   100,000    100,000    4,016      6,725     11,364    4,016      6,725      11,364
  15         17,220      100,000   100,000    100,000    4,120      7,222     12,785    4,120      7,222      12,785
  16         18,879      100,000   100,000    100,000    4,188      7,708     14,324    4,188      7,708      14,324
  17         20,621      100,000   100,000    100,000    4,213      8,176     15,990    4,213      8,176      15,990
  18         22,450      100,000   100,000    100,000    4,189      8,619     17,791    4,189      8,619      17,791
  19         24,370      100,000   100,000    100,000    4,112      9,031     19,741    4,112      9,031      19,741
  20         26,387      100,000   100,000    100,000    3,972      9,402     21,849    3,972      9,402      21,849
  25         38,086      100,000   100,000    100,000    2,105     10,341     35,381    2,105     10,341      35,381
  30         53,018           **   100,000    100,000       **      8,442     56,350       **      8,442      56,350
  35         72,076           **   100,000    134,063       **         94     88,572       **         94      88,572
  40         96,398           **        **    184,342       **         **    134,674       **         **     134,674
  45        127,441           **        **    250,863       **         **    198,687       **         **     198,687




---------
 * The amount shown is equal to the Target Premium for the basic policy. If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

                              ADDITIONAL INFORMATION

  This section of the prospectus provides additional detailed information that is not contained in the Basic Information section on pages 3 through 16.


CONTENTS OF THIS SECTION                                      PAGES TO SEE
------------------------                                      ------------
Description of JHVLICO ...................................... 23
How we support the policy and investment options............. 23-24
Procedures for issuance of a policy.......................... 24-25
Commencement of investment performance....................... 25
How we process certain policy transactions................... 25-27
Effects of policy loans...................................... 27
Additional information about how certain policy charges work. 27-28
How we market the policies................................... 28-29
Tax considerations........................................... 29-30
Reports that you will receive................................ 31
Voting privileges that you will have......................... 31
Changes that JHVLICO can make as to your policy.............. 31-32
Adjustments we make to death benefits........................ 32
When we pay policy proceeds.................................. 32-33
Other details about exercising rights and paying benefits
Year 2000 Issues............................................. 33

Legal matters................................................ 33
Registration statement filed with the SEC.................... 33
Accounting and actuarial experts............................. 33
Financial statements of JHVLICO and the Account.............. 33
List of Directors and Executive Officers of JHVLICO.......... 34

 DESCRIPTION OF JHVLICO

  We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia. We began selling variable life insurance policies in 1980.

  We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

  We are a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company ("John Hancock"), a company chartered in Massachusetts in 1862. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. John Hancock's assets are approximately $67 billion and it has invested over $380 million in JHVLICO in connection with our organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

 HOW WE SUPPORT THE POLICY AND INVESTMENT OPTIONS

Separate Account U

  The variable investment options shown on page 1 are in fact subaccounts of Separate Account U (the "Account"), a separate account established by us under Massachusetts law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or JHVLICO.

  The Account's assets are the property of JHVLICO. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  The assets in each subaccount are invested in the corresponding fund of the Trust, but the assets of one subaccount are not necessarily legally insulated from liabilities associated with another subaccount. New subaccounts may be added as new funds are added to the Trust and made available to policy owners. Existing subaccounts may be deleted if existing funds are deleted from the Trust.

  We will purchase and redeem Trust shares for the Account at their net asset value without any sales or redemption charges. Shares of the Trust represent an interest in one of the funds of the Trust which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

  On each business day, shares of each fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each fund's net asset value per share determined for that same date. A "business day" is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern Standard Time).

Our general account

  Our obligations under the policy's fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to the fixed investment option will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account.

  Because of exemptive and exclusionary provisions, interests in our fixed investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment option. Disclosure regarding the fixed investment option may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

 PROCEDURES FOR ISSUANCE OF A POLICY

  Generally, the policy is available with a minimum face amount at issue of $100,000. At the time of issue, the insured person must have an attained age of at least 20 and no more than 75. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

  Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy. The illustrations set forth in this prospectus are sex-distinct and, therefore, may not reflect the rates, charges, or values that would apply to such policies.

Minimum Initial Premium

  The Minimum Initial Premium must be received by us at our Life Servicing Office in order for the policy to be in full force and effect. There is no grace period for the payment of the Minimum Initial Premium. The minimum amount of premium required at the time of policy issue is equal to three monthly Guaranteed Death Benefit Premiums (see "Guaranteed death benefit feature" in the Basic Information section of this prospectus). However, if an owner has chosen to pay premiums on a monthly basis, the minimum amount required is only equal to one monthly Guaranteed Death Benefit Premium.

Commencement of insurance coverage

  After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's rate class should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under "Temporary insurance coverage prior to policy delivery" on page 25).

  The policy will take effect only if all of the following conditions are satisfied:

 . The policy is delivered to and received by the applicant.

 . The Minimum Initial Premium is received by us.

 . Each insured person is living and still meets our health criteria for issuing insurance.

 If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "date of issue." That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.

Backdating

  In order to preserve a younger age at issue for the insured person, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as "backdating" and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.

  The conditions for coverage described above under "Commencement of insurance coverage" must still be satisfied, but in a backdating situation the policy takes effect retroactively. Backdating results in a lower insurance charge (because of the insured person's younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.

Temporary coverage prior to policy delivery

  If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.

Monthly deduction dates

  Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.

 COMMENCEMENT OF INVESTMENT PERFORMANCE

  All premium payments will be allocated among the investment options you have chosen as soon as they are processed.

 HOW WE PROCESS CERTAIN POLICY TRANSACTIONS

Premium payments

  We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:

  (1) We will process a payment received prior to a policy's date of issue as if received on the date of issue.

  (2) If the Minimum Initial Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum Initial Premium is received.

  (3) We will process the portion of any premium payment for which we require evidence of the insured person's continued insurability only after we have received such evidence and found it satisfactory to us.

  (4) If we receive any premium payment that will cause a policy to become a modified endowment or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:

 . The tax problem resolves itself prior to the date the refund is to be made; or

 . The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the

 . The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the

Effective date of other policy transactions

  The following transactions take effect on the monthly deduction date on or next following the date we approve your request:

 . Face amount increases or decreases

 . Reinstatements of lapsed policies

 . Change of death benefit Option from 1 to 2

 A change from Option 2 to Option 1 is effective on the monthly deduction date on or next following the date we receive the request.

  We process loans, surrenders, partial withdrawals and loan repayments as of the day we receive such request or repayment.

 EFFECTS OF POLICY LOANS

  The account value, the surrender value, and any death benefit above the face amount are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.

  The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

  Whenever the outstanding loan exceeds the maximum amount you can borrow, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee's last known address), unless a repayment of such excess is made within that period.

 ADDITIONAL INFORMATION ABOUT HOW CERTAIN POLICY CHARGES WORK

Sales expenses and related charges

  The sales charges (i.e., the premium sales charge and the CDSC) help to compensate us for the cost of selling our policies. (See "What charges will JHVLICO deduct from my investment in the policy?" in the Basic Information section of this prospectus.) The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. To the extent that the sales charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the charge for mortality and expense risks and other gains with respect to the policies, or from our general assets. (See "How we market the policies" on page 28.)

Effect of premium payment pattern

  You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time. For example, if the Target Premium was $1,000 and you paid a premium of $1,000 in each of the first ten policy years, you would pay total premium sales charges of $400 and be subject to a maximum CDSC of $780. If you paid $2,000 (i.e., two times the Target Premium amount) in every other policy year up to the tenth policy year, you would pay total premium sales charges of only $200 and be subject to a maximum CDSC of only $520. However, delaying the payment of Target Premiums to later policy years could increase the risk that the account value will be insufficient to pay monthly policy charges as they come due and that, as a result, the policy will lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment,

  You may structure the timing and amount of premium payments to minimize the sales charges, although doing so involves certain risks. Paying less than one Target Premium in the first policy year or paying more than one Target Premium in any policy year could reduce your total sales charges over time. For example, if the Target Premium was $1,000 and you paid a premium of $1,000 in each of the first ten policy years, you would pay total premium sales charges of $400 and be subject to a maximum CDSC of $780. If you paid $2,000 (i.e., two times the Target Premium amount) in every other policy year up to the tenth policy year, you would pay total premium sales charges of only $200 and be subject to a maximum CDSC of only $520. However, delaying the payment of Target Premiums to later policy years could increase the risk that the account value will be insufficient to pay monthly policy charges as they come due and that, as a result, the policy will lapse and eventually terminate. Conversely, accelerating the payment of Target Premiums to earlier policy years could cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment,

  Signator's representatives are compensated for sales of the policies on a commission and service fee basis by Signator, and JHVLICO reimburses Signator for such compensation and for other direct and indirect expenses (including agency expense allowances, general agent, district manager and

  In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under

  Furthermore, any time there is a "material change" in a policy (such as a face amount increase, the addition of certain other policy benefits after issue, a change in death benefit option, or reinstatement of a lapsed policy), the policy will have a new 7-pay limit as if it were a newly-issued policy. If a prescribed portion of the policy's then account value, plus all other premiums paid within 7 years

  However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of

Delay for check clearance

  We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of separate account proceeds

  We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (b) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (c) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

 OTHER DETAILS ABOUT EXERCISING RIGHTS AND PAYING BENEFITS

Joint ownership

  If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Assigning your policy

  You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.

Your beneficiary

  You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person's lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

 YEAR 2000 ISSUES

  The advent of the Year 2000 presents a technological challenge to JHVLICO. In close cooperation with John Hancock Mutual Life Insurance Company, its parent, JHVLICO has developed and is executing a plan to modify or replace significant portions of JHVLICO's computer information and automated technologies so that its systems will function properly with respect to dates in the year 2000 and
thereafter.   The plan also involves coordination and testing with business partners to ensure that external factors do not adversely impact JHVLICO's systems. JHVLICO presently believes that with modifications to existing systems and conversions to new technologies, the year 2000 will not pose significant operational problems for its computer systems. However, if certain modifications and conversions are not made, or are not completed on time, the year 2000 issue could have an adverse impact on the operations of JHVLICO.

  JHVLICO has substantially completed the process of remediating its systems and expects the compliance testing component of the project to be substantially complete by June, 1999. This completion target was derived utilizing numerous

  JHVLICO has substantially completed the process of remediating its systems and expects the compliance testing component of the project to be substantially complete by June, 1999. This completion target was derived utilizing numerous

               LIST OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:


Directors               Principal Occupations
---------               ---------------------
David F. D'Alessandro   Chairman of the Board and Chief Executive Officer of
                        JHVLICO; President and Chief Operating Officer, John
                        Hancock Mutual Life Insurance Company.
Michele G. Van Leer     Vice Chairman of the Board and President of JHVLICO;
                        Senior Vice President, John Hancock Mutual Life
                        Insurance Company.
Joseph A. Tomlinson     Director and Vice President of JHVLICO; Vice President,
                        John Hancock Mutual Life Insurance Company.
Ronald J. Bocage        Director, Vice President and Counsel of JHVLICO; Vice
                        President and Counsel, John Hancock Mutual Life
                        Insurance Company.
Thomas J. Lee           Director of JHVLICO; Vice President, John Hancock
                        Mutual Life Insurance Company.
Robert R. Reitano       Director of JHVLICO; Vice President, John Hancock
                        Mutual Life Insurance Company.
Malcolm Cheung          Director of JHVLICO; Second Vice President, John
                        Hancock Mutual Life Insurance Company
Robert S. Paster        Director of JHVLICO; Second Vice President, John
                        Hancock Mutual Life Insurance Company.
Barbara L. Luddy        Director and Actuary of JHVLICO; Second Vice President,
                        John Hancock Mutual Life Insurance Company.
Daniel L. Ouellette     Vice President, Marketing, of JHVLICO; Vice President,
                        John Hancock Mutual Life Insurance Company.
Patrick F. Smith        Controller of JHVLICO; Assistant Controller, John
                        Hancock Mutual Life Insurance Company.



  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Directors and Policyholders John Hancock Variable Life Insurance Company

  We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 1998 and 1997, and the related statutory-basis statements of operations and unassigned deficit and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

  In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of John Hancock Variable Life Insurance Company at December 31, 1998 and 1997, or the results of its operations or its cash flows for the years then ended.

  Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.


                                                          ERNST & YOUNG LLP


Boston, Massachusetts
February 19, 1999

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION


                                                             December 31
                                                         --------------------
                                                           1998        1997
                                                         ---------  -----------
                                                            (In millions)
ASSETS
Bonds--Note 6  . . . . . . . . . . . . . . . . . . . .   $1,185.8    $1,092.7
Preferred stocks . . . . . . . . . . . . . . . . . . .       36.5        17.2
Common stocks  . . . . . . . . . . . . . . . . . . . .        3.1         2.3
Investment in affiliates . . . . . . . . . . . . . . .       81.7        79.1
Mortgage loans on real estate--Note 6  . . . . . . . .      388.1       273.9
Real estate  . . . . . . . . . . . . . . . . . . . . .       41.0        39.9
Policy loans . . . . . . . . . . . . . . . . . . . . .      137.7       106.8
Cash items:
  Cash in banks  . . . . . . . . . . . . . . . . . . .       11.4        83.1
  Temporary cash investments . . . . . . . . . . . . .        8.5        60.1
                                                         --------    --------
                                                             19.9       143.2
Premiums due and deferred  . . . . . . . . . . . . . .       32.7        33.8
Investment income due and accrued  . . . . . . . . . .       29.8        24.7
Other general account assets . . . . . . . . . . . . .       47.5        16.8
Assets held in separate accounts . . . . . . . . . . .    6,595.2     4,691.1
                                                         --------    --------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . .   $8,599.0    $6,521.5
                                                         ========    ========
OBLIGATIONS AND STOCKHOLDER'S EQUITY
OBLIGATIONS
  Policy reserves  . . . . . . . . . . . . . . . . . .   $1,652.0    $1,124.3
  Federal income and other taxes payable--Note 1 . . .       44.3        36.1
  Other general account obligations  . . . . . . . . .      150.9       481.9
  Transfers from separate accounts, net  . . . . . . .     (190.3)     (146.8)
  Asset valuation reserve--Note 1  . . . . . . . . . .       21.9        18.6
  Obligations related to separate accounts . . . . . .    6,589.4     4,685.7
                                                         --------    --------
TOTAL OBLIGATIONS  . . . . . . . . . . . . . . . . . .    8,268.2     6,199.8
STOCKHOLDER'S EQUITY
  Common Stock, $50 par value; authorized 50,000
    shares; issued and outstanding 50,000 shares . . .        2.5         2.5
  Paid-in capital  . . . . . . . . . . . . . . . . . .      377.5       377.5
  Unassigned deficit . . . . . . . . . . . . . . . . .      (49.2)      (58.3)
                                                         --------    --------
TOTAL STOCKHOLDER'S EQUITY . . . . . . . . . . . . . .      330.8       321.7
                                                         --------    --------
TOTAL OBLIGATIONS AND STOCKHOLDER'S EQUITY . . . . . .   $8,599.0    $6,521.5
                                                         ========    ========



The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT


                                                      Year ended December 31
                                                     -----------------------
                                                        1998          1997
                                                     -----------  -------------
                                                          (In millions)
INCOME
  Premiums . . . . . . . . . . . . . . . . . . . .    $1,272.3      $  872.7
  Net investment income--Note 3  . . . . . . . . .       122.8          89.7
  Other, net . . . . . . . . . . . . . . . . . . .       618.1         449.1
                                                      --------      --------
                                                       2,013.2       1,411.5
BENEFITS AND EXPENSES
  Payments to policyholders and beneficiaries  . .       301.4         264.0
  Additions to reserves to provide for future
    payments to policyholders and beneficiaries  .     1,360.2         826.2
  Expenses of providing service to policyholders
    and obtaining new insurance
    --Note 5 . . . . . . . . . . . . . . . . . . .       274.2         233.2
  State and miscellaneous taxes  . . . . . . . . .        28.1          19.1
                                                      --------      --------
                                                       1,963.9       1,342.5
                                                      --------      --------
     GAIN FROM OPERATIONS BEFORE FEDERAL INCOME
      TAXES AND NET REALIZED CAPITAL LOSSES  . . .        49.3          69.0
Federal income taxes--Note 1 . . . . . . . . . . .        33.1          38.5
                                                      --------      --------
     GAIN FROM OPERATIONS BEFORE NET REALIZED
      CAPITAL
      LOSSES . . . . . . . . . . . . . . . . . . .        16.2          30.5
Net realized capital losses--Note 4  . . . . . . .        (0.6)         (3.0)
                                                      --------      --------
     NET INCOME  . . . . . . . . . . . . . . . . .        15.6          27.5
Unassigned deficit at beginning of year  . . . . .       (58.3)        (96.9)
Net unrealized capital (losses) gains and other
 adjustments--Note 4 . . . . . . . . . . . . . . .        (6.0)          5.0
Other reserves and adjustments . . . . . . . . . .        (0.5)          6.1
                                                      --------      --------
UNASSIGNED DEFICIT AT END OF YEAR  . . . . . . . .    $  (49.2)     $  (58.3)
                                                      ========      ========



The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF CASH FLOWS


                                                      Year ended December 31
                                                      -----------------------
                                                         1998          1997
                                                      -----------  ------------
                                                           (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Insurance premiums  . . . . . . . . . . . . . . .    $1,275.3      $ 877.0
  Net investment income . . . . . . . . . . . . . .       118.2         89.9
  Benefits to policyholders and beneficiaries . . .      (275.5)      (245.2)
  Dividends paid to policyholders . . . . . . . . .       (22.3)       (18.7)
  Insurance expenses and taxes  . . . . . . . . . .      (296.9)      (267.2)
  Net transfers to separate accounts  . . . . . . .      (874.4)      (715.2)
  Other, net  . . . . . . . . . . . . . . . . . . .       551.3        408.9
                                                       --------      -------
     NET CASH PROVIDED FROM OPERATIONS  . . . . . .       475.7        129.5
                                                       --------      -------
CASH FLOWS USED IN INVESTING ACTIVITIES:
  Bond purchases  . . . . . . . . . . . . . . . . .      (618.8)      (621.6)
  Bond sales  . . . . . . . . . . . . . . . . . . .       340.7        197.3
  Bond maturities and scheduled redemptions . . . .       111.8         34.1
  Bond prepayments  . . . . . . . . . . . . . . . .        76.5         51.6
  Stock purchases . . . . . . . . . . . . . . . . .       (23.4)       (15.7)
  Proceeds from stock sales . . . . . . . . . . . .         1.9          6.7
  Real estate purchases . . . . . . . . . . . . . .        (4.2)        (1.3)
  Real estate sales . . . . . . . . . . . . . . . .         2.1          0.4
  Other invested assets purchases . . . . . . . . .         0.0         (1.0)
  Proceeds from the sale of other invested assets .         0.0          0.3
  Mortgage loans issued . . . . . . . . . . . . . .      (145.5)       (94.5)
  Mortgage loan repayments  . . . . . . . . . . . .        33.2         32.4
  Other, net  . . . . . . . . . . . . . . . . . . .      (435.2)       393.1
                                                       --------      -------
     NET CASH USED IN INVESTING ACTIVITIES  . . . .      (660.9)       (18.2)
                                                       --------      -------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Net increase in short-term note payable . . . . .        61.9          0.0
                                                       --------      -------
     NET CASH PROVIDED FROM FINANCING ACTIVITIES  .        61.9          0.0
                                                       --------      -------
(DECREASE) INCREASE IN CASH AND TEMPORARY CASH
 INVESTMENTS. . . . . . . . . . . . . . . . . . . .      (123.3)       111.3
Cash and temporary cash investments at beginning of
 year . . . . . . . . . . . . . . . . . . . . . . .       143.2         31.9
                                                       --------      -------
CASH AND TEMPORARY CASH INVESTMENTS AT END OF YEAR     $   19.9      $ 143.2
                                                       ========      =======



The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES

John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, principally writes variable and universal life insurance policies. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of company-owned, unionized branch offices and independent general agencies. Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized over the related premium-paying period; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; and (9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions, are recorded directly to unassigned deficit rather than being reflected in income. The effects of the foregoing variances from GAAP have not been determined but are presumed to be material.

The significant accounting practices of the Company are as follows:

Pending Statutory Standards: During March 1998, the NAIC adopted the codification of statutory accounting practices, which is effective in 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before codification becomes effective for the Company, the Massachusetts Division of Insurance must adopt codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Division of Insurance. The impact of any such changes on the Company's unassigned deficit is not expected to be material.

Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

Valuation of Assets: General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from broker dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for interest-only securities, which are valued using the prospective method.

  The net interest effect of interest rate and currency rate swap transactions is recorded as an adjustment of interest income as incurred. The initial cost of interest rate cap agreements is amortized to net investment income over the life of the related agreement. Gains and losses on financial futures contracts used as hedges against interest rate fluctuations are deferred and recognized in income over the period being hedged.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $3.0 million in 1998 and $2.1 million in 1997.

  Real estate acquired in satisfaction of debt and real estate held for sale are carried at the lower of cost or fair value.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve
(AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

The Company also records the NAIC prescribed Interest Maintenance Reserve (IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1998, the IMR, net of 1998 amortization of $2.4 million, amounted to $10.7 million, which is included in policy reserves. The corresponding 1997 amounts were $1.2 million and $7.8 million, respectively.

Goodwill: The excess of cost over the statutory book value of the net assets of life insurance business acquired was $11.4 million and $13.1 million at December 31, 1998 and 1997, respectively, and generally is amortized over a ten-year period using a straight-line method.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

Fair Value Disclosure of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 11.

The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

  The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

  Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap agreements, and currency swap agreements are based on current settlement values. The current settlement values are based on brokerage quotes that utilize pricing models or formulas using current assumptions.

  The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

  The carrying amount in the statement of financial position for policy loans approximates their fair value.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1998.

Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification method. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Policy Reserves: Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and4 1/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 4 1/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and5 1/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and4 1/2% interest for policies issued in 1995 through 1998.

Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return basis for the affiliated group. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made payments of $38.2 million in 1998 and $29.6 million in 1997.

Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

Amounts for disputed tax issues relating to the prior years are charged or credited directly to policyholders' contingency reserve.

Adjustments to Policy Reserves: From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to stockholder's equity. During 1997, the Company refined certain actuarial assumptions inherent in the calculation of reserves related to AIDS claims under individual life insurance policies resulting in a $6.4 million increase in stockholder's equity at December 31, 1997. No additional refinements were made during 1998.

Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

Reclassification: Certain 1997 amounts have been reclassified to conform to the 1998 presentation.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 2--ACQUISITION

On June 23, 1993, the Company acquired all of the outstanding shares of stock of Colonial Penn Annuity and Life Insurance Company (CPAL) from Colonial Penn Life Insurance Company for an aggregate purchase price of approximately $42.5 million. At the date of acquisition, assets of CPAL were approximately $648.5 million, consisting principally of cash and temporary cash investments and liabilities were approximately $635.2 million, consisting principally of reserves related to a block of interest sensitive single-premium whole life insurance business assumed by CPAL from Charter National Life Insurance Company (Charter). The purchase price includes contingent payments of up to approximately $7.3 million payable between 1994 and 1998 based on the actual lapse experience of the business in force on June 23, 1993. The Company made contingent payments to CPAL of $1.5 million during 1998 and 1997.

On June 24, 1993, the Company contributed $24.6 million in additional capital to CPAL. CPAL was renamed John Hancock Life Insurance Company of America (JHLICOA) on July 7, 1993. JHLICOA was subsequently renamed Investors Partner Life Company
(IPL) on March 5, 1998. IPL manages the business assumed from Charter and does not currently issue new business.

NOTE 3--NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:


                                                               1998      1997
                                                              -------  --------
                                                               (In millions)
Investment expenses . . . . . . . . . . . . . . . . . . . .    $ 8.3     $5.0
Interest expense  . . . . . . . . . . . . . . . . . . . . .      2.4      0.7
Depreciation expense  . . . . . . . . . . . . . . . . . . .      0.8      1.1
Investment taxes  . . . . . . . . . . . . . . . . . . . . .      0.7      0.4
                                                               -----     ----
                                                               $12.2     $7.2
                                                               =====     ====



NOTE 4--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital gains (losses) consist of the following items:


                                                               1998     1997
                                                               ------  --------
                                                               (In millions)
Net gains from asset sales . . . . . . . . . . . . . . . . .   $ 7.6    $ 0.8
Capital gains tax  . . . . . . . . . . . . . . . . . . . . .    (2.9)    (0.7)
Net capital gains transferred to IMR . . . . . . . . . . . .    (5.3)    (3.1)
                                                               -----    -----
  Net Realized Capital Losses  . . . . . . . . . . . . . . .   $(0.6)   $(3.0)
                                                               =====    =====



Net unrealized capital (losses) gains and other adjustments consist of the following items:


                                                           1998         1997
                                                      ---------------  --------
                                                           (In millions)
Net (losses) gains from changes in security values
 and book value adjustments . . . . . . . . . . . .   $         (2.7)   $ 7.0
Increase in asset valuation reserve . . . . . . . .             (3.3)    (2.0)
                                                      --------------    -----
  Net Unrealized Capital (Losses) Gains and Other
    Adjustments . . . . . . . . . . . . . . . . . .   $         (6.0)   $ 5.0
                                                      ==============    =====

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 5--TRANSACTIONS WITH PARENT

The Company's Parent provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. The Parent annually determines a fee for these services and facilities based on a number of criteria which were revised in 1998 and 1997 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $157.5 million and $123.6 million in 1998 and 1997, respectively, which has been included in insurance and investment expenses. The Parent has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

The service fee charged to the Company by the Parent includes $0.7 million and $0.9 million in 1998 and 1997, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 1998 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $4.9 million and $22.0 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net gain from operations by $22.2 million and $10.1 million in 1998 and 1997, respectively.

The Company also has a modified coinsurance agreement with John Hancock to reinsure 50% of 1995 through 1998 issues of certain retail annuity contracts (Independence Preferred and Declaration). In connection with this agreement, the Company received a net cash payment of $12.7 million in 1998 and made a net cash payment of $1.1 million in 1997 for surrender benefits, tax, reserve increase, commission, expense allowances and premium. This agreement increased the Company's net gain from operations by $8.4 million and $9.8 million in 1998 and 1997, respectively.

Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 110% of expected mortality claims in 1998 and 1997 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $1.0 million in 1998 and transferred $2.4 million in 1997 of cash for mortality claims to the Company, which decreased by $0.5 million and increased by $1.3 million the Company's net gain from operations in 1998 and 1997, respectively.

At December 31, 1998, the Company had outstanding a short-term note of $61.9 million payable to an affiliate at a variable rate of interest. The note is part of a revolving line of credit. Interest paid in 1998 was $2.9 million. The note is included in other general account obligations.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 6--INVESTMENTS

The statement value and fair value of bonds are shown below:


                                               Gross       Gross
                                  Statement  Unrealized  Unrealized     Fair
       December 31, 1998            Value      Gains       Losses      Value
       -----------------          ---------  ----------  ----------  ----------
                                                 (In millions)
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies  . .   $    5.1     $ 0.1       $ 0.0      $    5.2
Obligations of states and
 political subdivisions . . . .        3.2       0.3         0.0           3.5
Corporate securities  . . . . .      925.2      50.4        15.0         960.6
Mortgage-backed securities  . .      252.3      10.0         0.1         262.2
                                  --------     -----       -----      --------
  Total bonds . . . . . . . . .   $1,185.8     $60.8       $15.1      $1,231.5
                                  ========     =====       =====      ========




              December 31, 1997
              -----------------
U.S. Treasury securities and obligations of
 U.S. government corporations and agencies .   $254.5  $ 0.2  $0.1    $  254.6
Obligations of states and political
 subdivisions. . . . . . . . . . . . . . . .     12.1    1.0   0.0        13.1
Debt securities issued by foreign governments     0.2    0.0   0.0         0.2
Corporate securities . . . . . . . . . . . .    712.7   43.9   2.7       753.9
Mortgage-backed securities . . . . . . . . .    113.2    3.5   0.0       116.7
                                               ------  -----  ----    --------
  Total bonds  . . . . . . . . . . . . . . .   $254.5  $48.6  $2.8    $1,138.5
                                               ======  =====  ====    ========



The statement value and fair value of bonds at December 31, 1998, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.


                                                          Statement     Fair
                                                            Value      Value
                                                          ---------  ----------
                                                             (In millions)
Due in one year or less . . . . . . . . . . . . . . . .   $   57.3    $   59.1
Due after one year through five years . . . . . . . . .      283.4       294.1
Due after five years through ten years  . . . . . . . .      374.9       388.7
Due after ten years . . . . . . . . . . . . . . . . . .      217.9       227.4
                                                          --------    --------
                                                             933.5       969.3
Mortgage-backed securities  . . . . . . . . . . . . . .      252.3       262.2
                                                          --------    --------
                                                          $1,185.8    $1,231.5
                                                          ========    ========



Gross gains of $3.4 million in 1998 and $1.1 million in 1997 and gross losses of $0.7 million in 1998 and $4.5 million in 1997 were realized from the sale of bonds.

At December 31, 1998, bonds with an admitted asset value of $8.6 million were on deposit with state insurance departments to satisfy regulatory requirements.

The cost of common stocks was $2.1 million and $0.0 million at December 31, 1998 and 1997, respectively. At December 31, 1998, gross unrealized appreciation on common stocks totaled $1.3 million, and gross unrealized

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 6--INVESTMENTS--CONTINUED

depreciation totaled $0.3 million. The fair value of preferred stock totaled $36.5 million at December 31, 1998 and $17.2 million at December 31, 1997.

Bonds with amortized cost of $0.9 million were non-income producing for the twelve months ended December 31, 1998.

At December 31, 1998, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.


                          Statement                    Geographic           Statement
    Property Type           Value                    Concentration            Value
    -------------         ---------                  -------------          ---------
                        (In millions)                                     (In millions)
Apartments  . . . . .      $106.4                East North Central  .       $ 56.4
Hotels  . . . . . . .         9.6                East South Central  .          0.9
Industrial  . . . . .        71.9                Middle Atlantic . . .         26.2
Office buildings  . .        78.2                Mountain  . . . . . .         27.5
Retail  . . . . . . .        29.6                New England . . . . .         36.9
Agricultural  . . . .        71.5                Pacific . . . . . . .         96.4
Other . . . . . . . .        20.9                South Atlantic  . . .         83.8
                                                 West North Central  .         13.1
                                                 West South Central  .         43.3
                                                 Other . . . . . . . .          3.6
                           ------                                            ------
                           $388.1                                            $388.1
                           ======                                            ======



At December 31, 1998, the fair values of the commercial and agricultural mortgage loans portfolios were $331.3 million and $70.0 million, respectively. The corresponding amounts as of December 31, 1997 were approximately $243.8 million and $42.0 million, respectively.

The maximum and minimum lending rates for mortgage loans during 1998 were 9.19% and 6.82% for agricultural loans and 8.88% and 6.56% for other properties. Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

NOTE 7--REINSURANCE

The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1998 were $590.2 million, $21.5 million, and $8.2 million, respectively. The corresponding amounts in 1997 were $427.4 million, $18.3 million, and $10.1 million, respectively.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7--REINSURANCE--CONTINUED

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

Neither the Company, nor any of its related parties, control, either directly or indirectly, any external reinsurers with which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 1998 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

NOTE 8--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The notional amounts, carrying values and estimated fair values of the Company's derivative instruments were as follows at December 31:


                                                         Assets (Liabilities)
                         Number of Contracts/   ---------------------------------------
                           Notional Amounts             1998                 1997
                        ---------------------   ---------------------  ----------------
                                                 Carrying     Fair     Carrying    Fair
                           1998        1997       Value      Value      Value      Value
                        ----------  ----------  ----------  ---------  --------  --------
                                                ($ In millions)
Futures contracts to
 sell securities  . .        947         367      $(0.5)     $ (0.5)    $(0.4)    $(0.4)
Interest rate swap
 agreements . . . . .     $365.0      $245.0         --       (17.7)       --      (7.8)
Interest rate cap
 agreements . . . . .       89.4        89.4        3.1         3.1       1.4       1.4
Currency rate swap
 agreements . . . . .       15.8        14.3         --        (3.3)       --      (2.1)



The Company uses futures contracts, interest rate swap, cap agreements, and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels, foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities.

The futures contracts expire in 1999. The interest rate swap agreements expire in 1999 to 2009. The interest rate cap agreements expire in 2006 to 2007. The currency rate swap agreements expire in 2006 to 2009.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9--POLICY RESERVES, POLICYHOLDERS' AND BENEFICIARIES' FUNDS AND OBLIGATIONS RELATED TO SEPARATE ACCOUNTS

The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal, with and without adjustment, are summarized as follows:


                                                   December 31, 1998   Percent
                                                   -----------------  ---------
                                                     (In millions)
Subject to discretionary withdrawal (with
 adjustment)
  With market value adjustment . . . . . . . . .       $    0.9          0.1%
  At book value less surrender charge  . . . . .        1,677.9         88.8
                                                       --------        -----
     Total with adjustment . . . . . . . . . . .        1,678.8         88.9
Subject to discretionary withdrawal at book value
 (without adjustment)  . . . . . . . . . . . . .          203.6         10.8
Not subject to discretionary withdrawal--general
 account . . . . . . . . . . . . . . . . . . . .            6.5          0.3
                                                       --------        -----
     Total annuity reserves and deposit
      liabilities. . . . . . . . . . . . . . . .       $1,888.9        100.0%
                                                       ========        =====



NOTE 10--COMMITMENTS AND CONTINGENCIES

The Company has extended commitments to purchase long-term bonds and issue real estate mortgages totaling $5.9 million and $24.8 million, respectively, at December 31, 1998. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above is $32.1 million at December 31, 1998. The majority of these commitments expire in 1999.

In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1998. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 11--FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and fair values of the Company's financial instruments:


                                           Year Ended December 31
                               ---------------------------------------------
                                         1998                    1997
                               -----------------------   -------------------
                                Carrying       Fair      Carrying      Fair
                                  Amount      Value       Amount      Value
                               -----------  -----------  ---------  -----------
                                               (In millions)
Assets
  Bonds--Note 6  . . . . . .    $1,185.8     $1,231.5    $1,092.7    $1,138.5
  Preferred stocks--Note 6 .        36.5         36.5        17.2        17.2
  Common stocks--Note 6  . .         3.1          3.1         2.3         2.3
  Mortgage loans on real
    estate--Note 6 . . . . .       388.1        401.3       273.9       285.8
  Policy loans--Note 1 . . .       137.7        137.7       106.8       106.8
  Cash and cash
    equivalents--Note 1  . .        19.9         19.9       143.2       143.2
Derivatives assets
 (liabilities) relating
 to:--Note 8
  Futures contracts  . . . .        (0.5)        (0.5)       (0.4)       (0.4)
  Interest rate swaps  . . .          --        (17.7)         --        (7.8)
  Currency rate swaps  . . .          --         (3.3)         --        (2.1)
  Interest rate caps . . . .         3.1          3.1         1.4         1.4
Liabilities
  Commitments--Note 10 . . .          --         32.1          --       194.5



The carrying amounts in the table are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

NOTE 12--IMPACT OF YEAR 2000 (UNAUDITED)

The Company relies on John Hancock, its parent company, for information processing services. John Hancock is executing its plan to address the impact of the Year 2000 issues that result from computer programs being written using two digits to reflect the year rather than four to define the applicable year and century. Historically, the first two digits were hardcoded to save memory. Many of John Hancock's computer programs that have date-sensitive software, including those relied upon by the Company, may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in an information technology
(IT) system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities. In addition, non-IT systems including, but not limited to, security alarms, elevators and telephones are subject to malfunction due to their dependence on embedded technology such as microcontrollers for proper operation. As described, the Year 2000 project presents a number of challenges for financial institutions since the correction of Year 2000 issues in IT and non-IT systems will be complex and costly for the entire industry.

John Hancock began to address the Year 2000 project as early as 1994. John Hancock's plan to address the Year 2000 Project includes an awareness campaign, an assessment period, a renovation stage, validation work and an implementation of Company solutions.

The continuous awareness campaign serves several purposes: defining the problem, gaining executive level support and sponsorship, establishing a team and overall strategy, and assessing existing information system management resources. Additionally, the awareness campaign establishes an education process to ensure that all employees are aware of the Year 2000 issue and knowledgeable of their role in securing solutions.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 12--IMPACT OF YEAR 2000 (UNAUDITED)--CONTINUED

The assessment phase, which was completed for both IT and non-IT systems as of April 1998, included the identification, inventory, analysis, and prioritization of IT and non-IT systems and processes to determine their conversion or replacement.

The renovation stage reflects the conversion, validation, replacement, or elimination of selected platforms, applications, databases and utilities, including the modification of applicable interfaces. Additionally, the renovation stage includes performance, functionality, and regression testing and implementation. As of December 31, 1998, the renovation phase was substantially complete for computer applications, systems and desktops. For all remaining components, the renovation phase is underway and will be complete before the end of the second quarter of 1999.

The validation phase consists of the compliance testing of renovated systems. The validation phase is expected to be complete by mid 1999, after renovation is accomplished. Testing facilities will be used through the remainder of 1999 to perform special functional testing. Special functional testing includes testing, as required, with material third parties and industry groups and performing reviews of "dry runs" of year-end activities. Scheduled testing of material relationships with third parties, including those impacting the Company, is underway. It is anticipated that testing with material business partners will continue through much of 1999.

Finally, the implementation phase involves the actual implementation of converted or replaced platforms, applications, databases, utilities, interfaces, and contingency planning. Implementation is being performed concurrently during the renovation phase and is expected to be completed before the end of the second quarter of 1999.

The costs of the Year 2000 project consist of internal IT personnel and external costs such as consultants, programmers, replacement software, and hardware. The costs of the Year 2000 project are expensed as incurred. The project is funded partially through a reallocation of resources from discretionary projects. Through December 31, 1998, John Hancock has incurred and expensed approximately $9.8 million in related payroll costs for its internal IT personnel on the project. The estimated range of remaining internal IT personnel costs of the project is approximately $8 to $9 million. Through December 31, 1998, John Hancock has incurred and expensed approximately $36.4 million in external costs for the project. The estimated range of remaining external costs of the project is approximately $35 to $36 million. The total costs of the Year 2000 project to John Hancock, based on management's best estimates, include approximately $18 million in internal IT personnel, $7.4 million in the external modification of software, $34.2 million for external solution providers, $19.4 million in replacement costs of non-compliant IT systems and $12.6 million in oversight, test facilities and other expenses. Accordingly, the estimated range of total costs of the Year 2000 project to John Hancock, internal and external, is approximately $90 to $95 million. However, there can be no guarantee that these estimates will be achieved and actual results could materially differ from those plans. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer codes, and similar uncertainties.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 12--IMPACT OF YEAR 2000 (UNAUDITED)--CONTINUED

John Hancock's total Year 2000 project costs include the estimated impact of external solution providers and are based on presently available information. However, there is no guarantee that the systems of other companies that John Hancock's systems rely on will be timely converted, or that a failure to convert by another company, or a conversion that is incompatible with John Hancock's systems, including those upon which the Company relies, would not have material adverse effect on John Hancock or the Company. It is documented in trade publications that companies in foreign countries are not acting as intensively as domestic companies to remediate Year 2000 issues. Accordingly, it is expected that Company facilities based outside the United States face higher degrees of risks from data exchanges with material business partners. In addition, the Company has numerous customers that hold products of the Company. Nearly all products sold by the Company contain date sensitive data, examples of which are policy expiration dates, birth dates and premium payment dates. Finally, the regulated nature of the Company's industry exposes it to potential supervisory or enforcement actions relating to Year 2000 issues.

John Hancock's contingency planning initiative related to the Year 2000 project is underway. The plan is addressing John Hancock's readiness as well as that of material business partners on whom John Hancock and the Company depend. John Hancock's contingency plans are being designed to keep each subsidiary's operations functioning in the event of a failure or delay due to the Year 2000 record format and date calculation changes. Contingency plans are being constructed based on the foundation of extensive business resumption plans that John Hancock has maintained and updated periodically, which outline responses to situations that may affect critical business functions. These plans also provide emergency operations guidance, which defines a documented order of actions to respond to problems. These extensive business resumption plans are being enhanced to cover Year 2000 situations.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Policyholders
John Hancock Variable Life Account U of John Hancock Variable Life Insurance Company

  We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account U (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, International Equity Index (formerly, International Equities), Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Diversified Mid Cap Growth (formerly, Special Opportunities), Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Brandes International Equity (formerly, Edinburgh International Equity), Frontier Capital Appreciation, Emerging Markets Equity, Global Equity, Bond Index, Small/Mid Cap CORE, and High Yield Bond Subaccounts) as of December 31, 1998, the related statements of operations and statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account U at December 31, 1998, the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Boston, Massachusetts
February 10, 1999

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1998


                                                    INTERNATIONAL
                         LARGE CAP     SOVEREIGN       EQUITY      SMALL CAP    INTERNATIONAL
                           GROWTH         BOND          INDEX        GROWTH       BALANCED
                         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                        ------------  ------------  -------------  ----------  ---------------
ASSETS
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .   $119,067,616  $246,843,261   $22,131,950   $4,671,821    $   872,075
Policy loans and
 accrued interest
 receivable . . . . .     16,147,381    55,619,144     2,397,098           --             --
Receivable from:
 John Hancock Variable
  Series Trust I  . .         44,746        22,608        11,043        4,432            193
 M Fund Inc.  . . . .             --            --            --           --             --
                        ------------  ------------   -----------   ----------    -----------
Total assets  . . . .    135,259,743   302,485,013    24,540,091    4,676,253        872,268
LIABILITIES
Payable to John
 Hancock Variable Life
 Insurance Company  .         42,743        18,041        10,668        4,358            179
Asset charges payable          2,003         4,566           375           75             14
                        ------------  ------------   -----------   ----------    -----------
Total liabilities . .         44,746        22,607        11,043        4,433            193
                        ------------  ------------   -----------   ----------    -----------
Net assets  . . . . .   $135,214,997  $302,462,406   $24,529,048   $4,671,820    $   872,075
                        ============  ============   ===========   ==========    ===========




                                                                          DIVERSIFIED
                         MID CAP    LARGE CAP      MONEY      MID CAP       MID CAP
                          GROWTH      VALUE       MARKET       VALUE        GROWTH
                        SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                        ----------  ----------  -----------  ----------  -------------
ASSETS
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .   $5,215,506  $8,099,391  $56,379,509  $4,865,793   $ 1,474,379
Policy loans and
 accrued interest
 receivable . . . . .           --          --   13,719,225          --            --
Receivable from:
 John Hancock Variable
  Series Trust I  . .          503       7,325       75,021       6,683         4,875
 M Fund Inc.  . . . .           --          --           --          --            --
                        ----------  ----------  -----------  ----------   -----------
Total assets  . . . .    5,216,009   8,106,716   70,173,755   4,872,476    11,479,254
LIABILITIES
Payable to John
 Hancock Variable Life
 Insurance Company  .          421       7,193       73,949       6,605         4,692
Asset charges payable           83         133        1,072          78           183
                        ----------  ----------  -----------  ----------   -----------
Total liabilities . .          504       7,326       75,021       6,683         4,875
                        ----------  ----------  -----------  ----------   -----------
Net assets  . . . . .   $5,215,505  $8,099,390  $70,098,734  $4,865,793   $ 1,474,379
                        ==========  ==========  ===========  ==========   ===========



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 1998


                        REAL ESTATE     GROWTH &                   SHORT-TERM   SMALL CAP
                          EQUITY         INCOME        MANAGED        BOND        VALUE
                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                        -----------  --------------  ------------  ----------   ----------
ASSETS
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .   $12,567,328  $  979,131,341  $399,830,146   $594,889    $4,397,861
Policy loans and
 accrued interest
 receivable . . . . .     1,977,690     169,750,538    72,723,821         --            --
Receivable from:
 John Hancock Variable
  Series Trust I  . .        10,031         171,398       369,333        121         2,535
 M Fund Inc.  . . . .            --              --            --         --            --
                        -----------  --------------  ------------   --------    ----------
Total assets  . . . .    14,555,349   1,149,053,277   472,923,300    595,010     4,400,396
LIABILITIES
Payable to John
 Hancock Variable Life
 Insurance Company  .        10,108         154,335       362,291        111         2,465
Asset charges payable           223          17,063         7,043         10            71
                        -----------  --------------  ------------   --------    ----------
Total liabilities . .        10,331         171,398       369,334        121         2,536
                        -----------  --------------  ------------   --------    ----------
Net assets  . . . . .   $14,545,018  $1,148,881,879  $472,553,966   $594,889    $4,397,860
                        ===========  ==============  ============   ========    ==========




                                                                  TURNER        BRANDES
                        INTERNATIONAL    EQUITY     STRATEGIC      CORE      INTERNATIONAL
                        OPPORTUNITIES     INDEX        BOND       GROWTH        EQUITY
                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                        -------------  -----------  ----------  ----------  ---------------
ASSETS
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .    $3,699,780    $13,609,150  $1,105,468   $     --      $     --
Investments in shares
 of portfolios of M
 Fund Inc., at value                                              314,594       234,377
Policy loans and
 accrued interest
 receivable . . . . .            --             --          --         --            --
Receivable from:
 John Hancock Variable
  Series Trust I  . .         1,445          4,574         332         --            --
 M Fund Inc.  . . . .            --             --          --      2,393             4
                         ----------    -----------  ----------   --------      --------
Total assets  . . . .     3,701,225     13,613,724   1,105,800    316,987       234,381
LIABILITIES
Payable to John
 Hancock Variable Life
 Insurance Company  .         1,384          4,350         314      2,388            --
Asset charges payable            61            224          18          5             4
                         ----------    -----------  ----------   --------      --------
Total liabilities . .         1,445          4,574         332      2,393             4
                         ----------    -----------  ----------   --------      --------
Net assets  . . . . .    $3,699,780    $13,609,150  $1,105,468   $314,594      $234,377
                         ==========    ===========  ==========   ========      ========



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 1998





                          FRONTIER     EMERGING
                          CAPITAL      MARKETS      GLOBAL                SMALL/MID    HIGH YIELD
                        APPRECIATION    EQUITY      EQUITY    BOND INDEX   CAP CORE       BOND
                         SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                        ------------  ----------  ----------  ----------  ----------  ------------
ASSETS
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .     $     --      $2,029       $949      $10,134       $108        $2,879
Investments in shares
 of portfolios of M
 Fund Inc., at value       357,497          --         --           --         --            --
Policy loans and
 accrued interest
 receivable . . . . .           --          --         --           --         --            --
Receivable from:
 John Hancock Variable
  Series Trust I  . .           --          --         --           --         --            --
 M Fund Inc.  . . . .        2,404          --         --           --         --            --
                          --------      ------       ----      -------       ----        ------
Total assets  . . . .      359,901       2,029        949       10,134        108         2,879
LIABILITIES
Payable to John
 Hancock Variable Life
 Insurance Company  .        2,398          --         --           --         --            --
Asset charges payable            6          --         --           --         --            --
                          --------      ------       ----      -------       ----        ------
Total liabilities . .        2,404                     --           --         --            --
                          --------      ------       ----      -------       ----        ------
Net assets  . . . . .     $357,497      $2,029       $949      $10,134       $108        $2,879
                          ========      ======       ====      =======       ====        ======



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                            STATEMENTS OF OPERATIONS

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                         LARGE CAP GROWTH                         SOVEREIGN BOND
                                                            SUBACCOUNT                              SUBACCOUNT
                                              -------------------------------------   --------------------------------------
                                                 1998         1997         1996          1998          1997          1996
                                              -----------  -----------  ------------  ------------  -----------  --------------
Investment income:
 Distributions received from:
  John Hancock Variable Series Trust I  . .   $11,641,271  $ 7,675,850  $ 9,763,606   $19,685,096   $17,409,990   $15,986,241
  M Fund Inc. . . . . . . . . . . . . . . .            --           --           --            --            --            --
 Interest income on policy loans  . . . . .     1,008,607      875,892      881,144     4,027,376     3,926,698     3,908,756
                                              -----------  -----------  -----------   -----------   -----------   -----------
Total investment income . . . . . . . . . .    12,649,878    8,551,742   10,644,750    23,712,472    21,336,688    19,894,997
Expenses:
 Mortality and expense risks  . . . . . . .       624,665      480,057      381,331     1,624,615     1,514,127     1,444,137
                                              -----------  -----------  -----------   -----------   -----------   -----------
Net investment income . . . . . . . . . . .    12,025,213    8,071,685   10,263,419    22,087,857    19,822,561    18,450,860
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain  . . . . . . . . . . . .     3,520,199    4,216,904      840,044     1,600,539     1,088,488       690,912
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . .    18,509,310    7,920,403     (889,487)   (2,317,324)    2,987,952    (8,059,332)
                                              -----------  -----------  -----------   -----------   -----------   -----------
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . . .    22,029,509   12,137,307      (49,443)     (716,785)    4,076,440    (7,368,420)
                                              -----------  -----------  -----------   -----------   -----------   -----------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . . .   $35,054,722  $20,208,992  $10,213,976   $21,371,072   $23,899,001   $11,082,440
                                              ===========  ===========  ===========   ===========   ===========   ===========




                             INTERNATIONAL EQUITY INDEX              SMALL CAP GROWTH
                                     SUBACCOUNT                         SUBACCOUNT
                        ------------------------------------  ------------------------------
                           1998        1997          1996       1998       1997       1996*
                        ----------  ------------  ----------  ---------  ---------  -----------
Investment income:
 Distributions
  received from:
  John Hancock
   Variable Series
   Trust I  . . . . .   $3,394,842  $   840,616   $  166,193  $     --   $    976    $  1,207
  M Fund Inc. . . . .           --           --           --        --         --          --
 Interest income on
  policy loans  . . .      170,285      170,905      161,938        --         --          --
                        ----------  -----------   ----------  --------   --------    --------
Total investment
 income . . . . . . .    3,565,127    1,011,521      328,131        --        976       1,207
Expenses:
 Mortality and expense
  risks . . . . . . .      124,891      107,415       85,694    20,335     11,175       2,956
                        ----------  -----------   ----------  --------   --------    --------
Net investment income
 (loss) . . . . . . .    3,440,236      904,106      242,437   (20,335)   (10,199)     (1,749)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .      148,419      209,781      254,188    55,393     34,153      (2,047)
 Net unrealized
  appreciation
  (depreciation)
  during the period .      105,161   (2,036,425)     676,006   518,731    226,085     (24,023)
                        ----------  -----------   ----------  --------   --------    --------
Net realized and
 unrealized gain
 (loss) on investments     253,580   (1,826,644)     930,194   574,124    260,238     (26,070)
                        ----------  -----------   ----------  --------   --------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $3,693,816  $  (922,538)  $1,172,631  $553,789   $250,039    $(27,819)
                        ==========  ===========   ==========  ========   ========    ========



---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                            INTERNATIONAL BALANCED                  MID CAP GROWTH
                                  SUBACCOUNT                          SUBACCOUNT
                        -------------------------------  -----------------------------------
                          1998        1997      1996*       1998        1997         1996*
                        ----------  ---------  --------  ----------  -----------  -------------
Investment income:
 Distributions
  received from:
  John Hancock
   Variable Series                                                   $
   Trust I  . . . . .   $  57,587   $ 30,867   $  2,850  $  461,919          --    $    1,635
  M Fund Inc. . . . .          --         --         --          --          --            --
 Interest income on
  policy loans  . . .          --         --         --          --          --            --
                        ---------   --------   --------  ----------  ----------    ----------
Total investment
 income . . . . . . .      57,587     30,867      2,850     461,919          --         1,635
Expenses:
 Mortality and expense
  risks . . . . . . .       4,696      2,758        301      16,758       5,801           814
                        ---------   --------   --------  ----------  ----------    ----------
Net investment income
 (loss) . . . . . . .      52,891     28,109      2,549     445,161      (5,801)          821
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .      (4,506)    12,000         65      73,958         394         1,295
 Net unrealized
  appreciation
  (depreciation)
  during the
  period  . . . . . .      78,455    (41,999)     3,632     647,137     199,441        (3,899)
                        ---------   --------   --------  ----------  ----------    ----------
Net realized and
 unrealized gain
 (loss) on investments     73,949    (29,999)     3,697     721,095     199,835        (2,604)
                        ---------   --------   --------  ----------  ----------    ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $ 126,840   $ (1,890)  $  6,246  $1,166,256  $  194,034    $   (1,783)
                        =========   ========   ========  ==========  ==========    ==========




                               LARGE CAP VALUE                     MONEY MARKET
                                 SUBACCOUNT                         SUBACCOUNT
                        ------------------------------  ----------------------------------
                          1998        1997     1996*       1998        1997         1996
                        ----------  --------  --------  ----------  ----------  ------------
Investment income:
 Distributions
  received from:
  John Hancock
   Variable Series
   Trust I  . . . . .   $ 433,626   $266,440  $ 72,511  $2,888,490  $2,746,662   $2,527,378
  M Fund Inc. . . . .          --         --        --          --                       --
 Interest income on
  policy loans  . . .          --         --        --     973,241     957,390      929,499
                        ---------   --------  --------  ----------  ----------   ----------
Total investment
 income . . . . . . .     433,626    266,440    72,511   3,861,731   3,704,052    3,456,877
Expenses:
 Mortality and expense
  risks . . . . . . .      44,753     25,295     8,169     380,002     361,409      342,603
                        ---------   --------  --------  ----------  ----------   ----------
Net investment income     388,873    241,145    64,342   3,481,729   3,342,641    3,114,274
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain  .     673,582    217,073    11,265          --          --           --
 Net unrealized
  appreciation
  (depreciation)
  during the
  period  . . . . . .    (479,093)   532,936   197,424          --          --           --
                        ---------   --------  --------  ----------  ----------   ----------
Net realized and
 unrealized gain
 (loss) on investments    194,489    750,009   208,689          --          --           --
                        ---------   --------  --------  ----------  ----------   ----------
Net increase in net
 assets resulting from
 operations . . . . .   $ 583,362   $991,154  $273,031  $3,481,729  $3,342,641   $3,114,274
                        =========   ========  ========  ==========  ==========   ==========



---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                             MID CAP VALUE                     DIVERSIFIED MID CAP GROWTH
                                                              SUBACCOUNT                               SUBACCOUNT
                                                  ------------------------------------  -----------------------------------------
                                                     1998         1997        1996*         1998          1997            1996
                                                  -----------  -----------  ----------  ------------  -------------  --------------
Investment income:
 Distributions received from:
  John Hancock Variable Series Trust I  . . . .   $   40,338   $  178,590   $    7,418  $    217,686  $  1,022,881    $    265,602
  M Fund Inc. . . . . . . . . . . . . . . . . .           --           --           --            --            --              --
 Interest income on policy loans  . . . . . . .           --           --           --            --            --              --
                                                  ----------   ----------   ----------  ------------  ------------    ------------
Total investment income . . . . . . . . . . . .       40,338      178,590        7,418       217,686     1,022,881         265,602
Expenses:
 Mortality and expense risks  . . . . . . . . .       23,760        6,329          580        63,334        54,469          23,603
                                                  ----------   ----------   ----------  ------------  ------------    ------------
Net investment income . . . . . . . . . . . . .       16,578      172,261        6,838       154,352       968,412         241,999
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) . . . . . . . . . . .     (422,902)     121,152        1,099        56,968       533,297         125,955
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .     (260,362)     (86,033)      23,234       334,213    (1,073,252)        615,079
                                                  ----------   ----------   ----------  ------------  ------------    ------------
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . . . . .     (683,264)      35,119       24,333       391,181      (539,955)        741,034
                                                  ----------   ----------   ----------  ------------  ------------    ------------
Net increase (decrease) in net assets resulting
 from operations  . . . . . . . . . . . . . . .   $ (666,686)  $  207,380   $   31,171  $    545,533  $    428,457    $    983,033
                                                  ==========   ==========   ==========  ============  ============    ============




                                                           REAL ESTATE EQUITY                        GROWTH & INCOME
                                                               SUBACCOUNT                               SUBACCOUNT
                                                   ------------------------------------  ----------------------------------------
                                                      1998          1997        1996         1998          1997           1996
                                                   ------------  ----------  ----------  ------------  ------------  --------------
Investment income:
 Distributions received from:
  John Hancock Variable Series Trust I . . . . .   $   817,633   $  957,079  $  477,763  $ 96,326,313  $ 99,799,718   $ 78,415,408
  M Fund Inc.  . . . . . . . . . . . . . . . . .            --           --          --            --            --             --
 Interest income on policy loans . . . . . . . .       145,212      140,515     117,955    11,727,553    10,448,315      9,420,070
                                                   -----------   ----------  ----------  ------------  ------------   ------------
Total investment income  . . . . . . . . . . . .       962,845    1,097,596     595,718   108,053,866   110,248,033     87,835,478
Expenses:
 Mortality and expense risks . . . . . . . . . .        86,610       76,454      50,069     5,589,689     4,658,703      3,854,562
                                                   -----------   ----------  ----------  ------------  ------------   ------------
Net investment income  . . . . . . . . . . . . .       876,235    1,021,142     545,649   102,464,177   105,589,330     83,980,916
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain . . . . . . . . . . . . . . .       442,876      551,925       9,177    22,835,488    16,543,458     15,416,898
 Net unrealized appreciation (depreciation)
  during the period  . . . . . . . . . . . . . .    (3,720,942)     447,661   1,862,071   112,457,395    67,250,127     12,987,718
                                                   -----------   ----------  ----------  ------------  ------------   ------------
Net realized and unrealized gain (loss) on
 investments . . . . . . . . . . . . . . . . . .    (3,278,066)     999,586   1,871,248   135,292,883    83,793,585     28,404,616
                                                   -----------   ----------  ----------  ------------  ------------   ------------
Net increase (decrease) in net assets resulting
 from operations . . . . . . . . . . . . . . . .   $(2,401,831)  $2,020,728  $2,416,897  $237,757,060  $189,382,915   $112,385,532
                                                   ===========   ==========  ==========  ============  ============   ============



---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                        MANAGED                         SHORT-TERM BOND
                                      SUBACCOUNT                          SUBACCOUNT
                        --------------------------------------   -----------------------------
                           1998         1997          1996         1998       1997       1996
                        -----------  -----------  -------------  ---------  ---------  ----------
Investment income:
 Distributions
  received from:
  John Hancock
   Variable Series
   Trust I  . . . . .   $37,907,821  $32,757,460  $ 37,103,617   $ 31,261   $  22,079   $11,196
  M Fund Inc. . . . .            --           --            --         --          --        --
 Interest income on
  policy loans  . . .     4,949,021    4,669,363     4,337,281         --          --        --
                        -----------  -----------  ------------   --------   ---------   -------
Total investment
 income . . . . . . .    42,856,842   37,426,823    41,440,898     31,261      22,079    11,196

Expenses:
 Mortality and expense
  risks . . . . . . .     2,381,406    2,111,314     1,886,000      3,542       2,202     1,201
                        -----------  -----------  ------------   --------   ---------   -------
Net investment income    40,475,436   35,315,509    39,554,898     28,209      19,877     9,995
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .     5,853,076    5,663,060     3,870,923      2,008         235      (922)
 Net unrealized
  appreciation
  (depreciation)
  during the period .    24,834,482   16,843,903   (11,548,110)    (5,287)      1,405    (1,542)
                        -----------  -----------  ------------   --------   ---------   -------
Net realized and
 unrealized gain
 (loss) on
 investments  . . . .    30,687,558   22,506,963    (7,677,187)    (3,279)      1,640    (2,464)
                        -----------  -----------  ------------   --------   ---------   -------
Net increase in net
 assets resulting from
 operations . . . . .   $71,162,994  $57,822,472  $ 31,877,711   $ 24,930   $  21,517   $ 7,531
                        ===========  ===========  ============   ========   =========   =======




                                SMALL CAP VALUE             INTERNATIONAL OPPORTUNITIES
                                   SUBACCOUNT                       SUBACCOUNT
                        ---------------------------------  -----------------------------
                           1998        1997       1996*      1998      1997        1996*
                        -----------  ----------  --------  --------  ----------  ---------
Investment income:
 Distributions
  received from:
  John Hancock
   Variable Series
   Trust I  . . . . .   $   24,781   $ 256,363   $ 23,766  $ 27,799  $  35,111    $ 5,965
  M Fund Inc. . . . .           --          --         --        --         --         --
 Interest income on
  policy loans  . . .           --          --         --        --         --         --
                        ----------   ---------   --------  --------  ---------    -------
Total investment
 income . . . . . . .       24,781     256,363     23,766    27,799     35,111      5,965

Expenses:
 Mortality and expense
  risks . . . . . . .       23,711      10,530      2,451    19,481     11,575      3,038
                        ----------   ---------   --------  --------  ---------    -------
Net investment income        1,070     245,833     21,315     8,318     23,536      2,927
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain  .       61,917     129,604        891    64,757     78,058        304
 Net unrealized
  appreciation
  (depreciation)
  during the period .     (364,359)    (32,439)    49,892   339,709   (141,034)    57,387
                        ----------   ---------   --------  --------  ---------    -------
Net realized and
 unrealized gain
 (loss) on
 investments  . . . .     (302,422)     97,165     50,783   404,466    (62,976)    57,691
                        ----------   ---------   --------  --------  ---------    -------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $ (301,372)  $ 342,998   $ 72,098  $412,784  $ (39,440)   $60,618
                        ==========   =========   ========  ========  =========    =======



---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                 EQUITY INDEX                  STRATEGIC BOND
                                  SUBACCOUNT                     SUBACCOUNT
                        -------------------------------  --------------------------
                           1998        1997      1996*    1998     1997       1996*
                        ----------  ----------  -------  -------  --------  ---------
Investment income:
 Distributions
  received from:
  John Hancock
   Variable Series
   Trust I  . . . . .   $  367,284  $  220,686  $ 7,847  $62,244  $84,597    $29,029
  M Fund Inc. . . . .           --          --       --       --       --         --
 Interest income on
  policy loans  . . .           --          --       --       --       --         --
                        ----------  ----------  -------  -------  -------    -------
Total investment
 income . . . . . . .      367,284     220,686    7,847   62,244   84,597     29,029
Expenses:
 Mortality and expense
  risks . . . . . . .       60,274      28,637      575    7,516    5,827      1,782
                        ----------  ----------  -------  -------  -------    -------
Net investment income      307,010     192,049    7,272   54,728   78,770     27,247
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain  .      132,619      38,987    3,982   32,917    5,891      1,518
 Net unrealized
  appreciation
  (depreciation)
  during the
  period  . . . . . .    2,082,107   1,193,531   13,544   11,342   (3,195)     6,688
                        ----------  ----------  -------  -------  -------    -------
Net realized and
 unrealized gain
 (loss) on investments   2,214,726   1,232,518   17,526   44,259    2,696      8,206
                        ----------  ----------  -------  -------  -------    -------
Net increase in net
 assets resulting from
 operations . . . . .   $2,521,736  $1,424,567  $24,798  $98,987  $81,466    $35,453
                        ==========  ==========  =======  =======  =======    =======




                            TURNER CORE GROWTH        BRANDES INTERNATIONAL EQUITY
                                SUBACCOUNT                     SUBACCOUNT
                        --------------------------   -----------------------------
                          1998      1997    1996*      1998       1997       1996*
                        --------  --------  -------  ---------  --------  ------------
Investment income:
 Distributions
  received from:
  John Hancock
   Variable Series
   Trust I . . . . . .  $     --  $ 11,090  $   --   $ 13,237   $    --    $     --
  M Fund Inc. . . . .      5,535        --     415         --     2,278         255
 Interest income on
  policy loans . . . .        --                --         --        --          --
                        --------  --------  ------   --------   -------    --------
Total investment
 income. . . . . . .       5,535    11,090     415     13,237     2,278         255
Expenses:
 Mortality and expense
  risks. . . . . . .       1,022       505      31      1,143       746         122
                        --------  --------  ------   --------   -------    --------
Net investment income      4,513    10,585     384     12,094     1,532         133
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .     14,364     3,166    (238)     1,184       133      (1,091)
 Net unrealized
  appreciation
  (depreciation)
  during the
  period . . . . . . .    49,605    12,370     456     15,813     2,674        (345)
                        --------  --------  ------   --------   -------    --------
Net realized and
 unrealized gain
 (loss) on investments    63,969    15,536     218     16,997     2,807      (1,436)
                        --------  --------  ------   --------   -------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $ 68,482  $ 26,121  $  602   $ 29,091   $ 4,339    $ (1,303)
                        ========  ========  ======   ========   =======    ========



---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                                     EMERGING       GLOBAL                SMALL/MID    HIGH YIELD
                                 FRONTIER CAPITAL APPRECIATION    MARKETS EQUITY    EQUITY    BOND INDEX   CAP CORE       BOND
                                           SUBACCOUNT               SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                                 ------------------------------   --------------  ----------  ----------  ----------  -------------
                                   1998        1997     1996*         1998**        1998**      1998**      1998**       1998**
                                 ----------  --------  ---------  --------------  ----------  ----------  ----------  -------------
Investment income:
 Distributions received from:
  John Hancock Variable Series
   Trust I . . . . . . . . . .   $     --    $    --   $    --         $ 1           $ 1      $149           $--          $ 19
  M Fund Inc.  . . . . . . . .      1,888      8,986        --          --            --      --              --            --
 Interest income on policy
  loans. . . . . . . . . . . .         --         --        --          --            --          --          --            --
                                 --------    -------   -------         ---           ---        ----         ---          ----
Total investment income  . . .      1,888      8,986                     1             1      149                           19
Expenses:
 Mortality and expense risks .      2,096      1,464       112          --            --           3          --             1
                                 --------    -------   -------         ---           ---        ----         ---          ----
Net investment income (loss) .       (208)     7,522      (112)          1             1      146             --            18
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)  . .     12,123      9,048    (1,199)         --             1      (1)             --            --
 Net unrealized appreciation
  (depreciation) during the
  period . . . . . . . . . . .    (17,930)    40,541     2,105          10            45      (196)            6           (26)
                                 --------    -------   -------         ---           ---        ----         ---          ----
Net realized and unrealized
 gain
 (loss) on investments . . . .     (5,807)    49,589       906          10            46        (197)          6           (26)
                                 --------    -------   -------         ---           ---        ----         ---          ----
Net increase (decrease) in net
 assets resulting from
 operations. . . . . . . . . .   $ (6,015)   $57,111   $   794         $12           $46      $(52)          $ 6          $ (8)
                                 ========    =======   =======         ===           ===        ====         ===          ====



---------
* From May 1, 1996 (commencement of operations).
** From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                      STATEMENTS OF CHANGES IN NET ASSETS

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                      LARGE CAP GROWTH                              SOVEREIGN BOND
                                                         SUBACCOUNT                                   SUBACCOUNT
                                         ------------------------------------------   ------------------------------------------
                                             1998           1997           1996           1998           1997            1996
                                         -------------  -------------  -------------  -------------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . .   $ 12,025,213   $  8,071,685   $ 10,263,419   $ 22,087,857   $ 19,822,561    $ 18,450,860
 Net realized gains  . . . . . . . . .      3,520,199      4,216,904        840,044      1,600,539      1,088,488         690,912
 Net unrealized appreciation
  (depreciation) during the period . .     18,509,310      7,920,403       (889,487)    (2,317,324)     2,987,952      (8,059,332)
                                         ------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations . . . . . .     34,054,722     20,208,992     10,213,976     21,371,072     23,899,001      11,082,440
From policyholder transactions:
 Net premiums from policyholders . . .     21,681,632     18,819,133     20,123,261     32,901,747     31,136,450      34,090,208
 Net benefits to policyholders . . . .    (21,510,240)   (19,915,971)   (11,910,005)   (39,577,750)   (39,506,771)    (40,719,213)
 Net increase (decrease) in policy
  loans. . . . . . . . . . . . . . . .      2,561,877        (41,068)     2,044,193      1,607,456      1,612,490         897,069
                                         ------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions. . . . . . . . . . . . .      2,733,269     (1,137,906)    10,257,449     (5,068,547)    (6,757,831)     (5,731,936)
                                         ------------   ------------   ------------   ------------   ------------    ------------
Net increase in net assets . . . . . .     36,787,991     19,071,086     20,471,425     16,302,525     17,141,170       5,350,504
Net assets at beginning of period  . .     98,427,006     79,355,920     58,884,495    286,159,881    269,018,711     263,668,207
                                         ------------   ------------   ------------   ------------   ------------    ------------
Net assets at end of period  . . . . .   $135,214,997   $ 98,427,006   $ 79,355,920   $302,462,406   $286,159,881    $269,018,711
                                         ============   ============   ============   ============   ============    ============




                                                   INTERNATIONAL EQUITIES INDEX                     SMALL CAP GROWTH
                                                            SUBACCOUNT                                 SUBACCOUNT
                                            ------------------------------------------   ---------------------------------------
                                                1998           1997           1996          1998          1997           1996*
                                            -------------  -------------  -------------  ------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)               $  3,440,236   $    904,106   $    242,437   $   (20,335)  $   (10,199)   $    (1,749)
 Net realized gains (losses)                     148,419        209,781        254,188        55,393        34,153         (2,047)
 Net unrealized appreciation
  (depreciation) during the period               105,161     (2,036,425)       676,006       518,731       226,085        (24,023)
                                            ------------   ------------   ------------   -----------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations                     3,693,816       (922,538)     1,172,631       553,789       250,039        (27,819)
From policyholder transactions:
 Net premiums from policyholders               6,549,988      6,398,146      8,485,184     2,382,203     1,906,439      1,361,402
 Net benefits to policyholders                (5,210,982)    (4,052,306)    (4,391,767)     (998,381)     (626,114)      (129,738)
 Net increase in policy loans                     86,200         41,466        287,879            --            --             --
                                            ------------   ------------   ------------   -----------   -----------    -----------
Net increase in net assets resulting from
 policyholder transactions                     1,425,206      2,387,306      4,381,296     1,383,822     1,280,325      1,231,664
                                            ------------   ------------   ------------   -----------   -----------    -----------
Net increase in net assets                     5,119,022      1,464,768      5,553,927     1,937,611     1,530,364      1,203,845
Net assets at beginning of period             19,410,026     17,945,258     12,391,331     2,734,209     1,203,845              0
                                            ------------   ------------   ------------   -----------   -----------    -----------
Net assets at end of period                 $ 24,529,048   $ 19,410,026   $ 17,945,258   $ 4,671,820   $ 2,734,209    $ 1,203,845
                                            ============   ============   ============   ===========   ===========    ===========



---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                         INTERNATIONAL BALANCED                       MID CAP GROWTH
                                                               SUBACCOUNT                               SUBACCOUNT
                                                  -------------------------------------   --------------------------------------
                                                     1998         1997         1996*         1998          1997          1996*
                                                  -----------  -----------  ------------  ------------  ------------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . . . . .   $   52,891   $   28,109   $     2,549   $   445,161   $    (5,801)   $      821
 Net realized gains (losses)  . . . . . . . . .       (4,506)      12,000            65        73,958           394         1,295
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .       78,455      (41,999)        3,632       647,137       199,441        (3,899)
                                                  ----------   ----------   -----------   -----------   -----------    ----------
Net increase (decrease) in net assets resulting
 from operations  . . . . . . . . . . . . . . .      126,840       (1,890)        6,246     1,166,256       194,034        (1,783)
From policyholder transactions:
 Net premiums from policyholders  . . . . . . .      341,482      602,033       216,486     3,164,065     1,031,218       599,576
 Net benefits to policyholders  . . . . . . . .     (310,766)    (102,953)       (5,403)     (612,975)     (294,344)      (30,542)
 Net increase in policy loans . . . . . . . . .           --           --            --            --            --            --
                                                  ----------   ----------   -----------   -----------   -----------    ----------
Net increase in net assets resulting from
 policyholder transactions  . . . . . . . . . .       30,716      499,080       211,083     2,551,090       736,874       569,034
                                                  ----------   ----------   -----------   -----------   -----------    ----------
Net increase in net assets  . . . . . . . . . .      157,556      497,190       217,329     3,717,346       930,908       567,251
Net assets at beginning of period . . . . . . .      714,519      217,329             0     1,498,159       567,251             0
                                                  ----------   ----------   -----------   -----------   -----------    ----------
Net assets at end of period . . . . . . . . . .   $  872,075   $  714,519   $   217,329   $ 5,215,505   $ 1,498,159    $  567,251
                                                  ==========   ==========   ===========   ===========   ===========    ==========




                                                        LARGE CAP VALUE                              MONEY MARKET
                                                           SUBACCOUNT                                 SUBACCOUNT
                                             --------------------------------------   ------------------------------------------
                                                1998          1997         1996*          1998           1997            1996
                                             ------------  ------------  -----------  -------------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income                       $   388,873   $   241,145   $   64,342   $  3,481,729   $  3,342,641    $  3,114,274
 Net realized gains .                            673,582       217,073       11,265             --             --              --
 Net unrealized appreciation (depreciation)
  during the period .                           (479,093)      532,936      197,424             --             --              --
                                             -----------   -----------   ----------   ------------   ------------    ------------
Net increase in net assets resulting from
 operations. . . . .                             583,362       991,154      273,031      3,481,729      3,342,641       3,114,274
From policyholder transactions:
 Net premiums from policyholders               4,214,076     3,739,319    2,999,086     24,612,731     19,023,054      15,561,906
 Net benefits to policyholders                (3,212,048)   (1,140,574)    (348,016)   (24,024,723)   (20,817,572)    (16,132,881)
 Net increase (decrease) in policy loans              --            --           --        421,166        390,775        (260,051)
                                             -----------   -----------   ----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder transactions      1,002,028     2,598,745    2,651,070      1,009,174     (1,403,743)       (831,026)
                                             -----------   -----------   ----------   ------------   ------------    ------------
Net increase in net assets                     1,585,390     3,589,899    2,924,101      4,490,903      1,938,898       2,283,248
Net assets at beginning of period              6,514,000     2,924,101            0     65,607,831     63,668,933      61,385,685
                                             -----------   -----------   ----------   ------------   ------------    ------------
Net assets at end of period                  $ 8,099,390   $ 6,514,000   $2,924,101   $ 70,098,734   $ 65,607,831    $ 63,668,933
                                             ===========   ===========   ==========   ============   ============    ============



---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                 MID CAP VALUE                              DIVERSIFIED MID CAP GROWTH
                                                   SUBACCOUNT                                       SUBACCOUNT
                                 ----------------------------------------------   ----------------------------------------------
                                       1998            1997           1996*             1998             1997            1996
                                 -----------------  ------------  --------------  -----------------  -------------  ---------------
Increase (decrease) in net
 assets from operations:
 Net investment income . . . .   $         16,578   $   172,261   $       6,838   $        154,352   $    968,412    $    241,999
 Net realized gains (losses) .           (422,902)      121,152           1,099             56,968        533,297         125,955
 Net unrealized appreciation
  (depreciation) during the
  period . . . . . . . . . . .           (260,362)      (86,033)         23,234            334,213     (1,073,252)        615,079
                                 ----------------   -----------   -------------   ----------------   ------------    ------------
Net increase (decrease) in net
 assets resulting from
 operations. . . . . . . . . .           (666,686)      207,380          31,171            545,533        428,457         983,033
From policyholder transactions:
 Net premiums from
  policyholders. . . . . . . .          5,997,691     2,070,644         337,092          3,953,326      6,338,416       5,492,467
 Net benefits to policyholders         (2,912,034)     (190,430)         (9,035)        (3,311,846)    (3,379,629)     (1,284,991)
 Net increase in policy loans                  --            --              --                 --             --              --
                                 ----------------   -----------   -------------   ----------------   ------------    ------------
Net increase in net assets
 resulting from policyholder
 transactions. . . . . . . . .          3,085,657     1,880,214         328,057            641,480      2,958,787       4,207,476
                                 ----------------   -----------   -------------   ----------------   ------------    ------------
Net increase in net assets . .          2,418,971     2,087,594         359,228          1,187,013      3,387,244       5,190,509
Net assets at beginning of
 period. . . . . . . . . . . .          2,446,822       359,228               0         10,287,366      6,900,122       1,709,613
                                 ----------------   -----------   -------------   ----------------   ------------    ------------
Net assets at end of period  .   $      4,865,793   $ 2,446,822   $     359,228   $     11,474,379   $ 10,287,366    $  6,900,122
                                 ================   ===========   =============   ================   ============    ============




                                                  REAL ESTATE EQUITY                             GROWTH & INCOME
                                                      SUBACCOUNT                                    SUBACCOUNT
                                        ---------------------------------------   ----------------------------------------------
                                           1998          1997          1996            1998            1997             1996
                                        ------------  ------------  ------------  ---------------  --------------  ----------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . .   $   876,235   $ 1,021,142   $   545,649   $  102,464,177   $ 105,589,330    $  83,980,916
 Net realized gains . . . . . . . . .       442,876       551,925         9,177       22,835,488      16,543,458       15,416,898
 Net unrealized appreciation
  (depreciation) during the period  .    (3,720,942)      447,661     1,862,071      112,457,395      67,250,127       12,987,718
                                        -----------   -----------   -----------   --------------   -------------    -------------
Net increase (decrease) in net assets
 resulting from operations  . . . . .    (2,401,831)    2,020,728     2,416,897      237,757,060     189,382,915      112,385,532
From policyholder transactions:
 Net premiums from policyholders  . .     6,295,255     7,786,904     3,620,035       92,955,980      86,308,294       76,046,396
 Net benefits to policyholders  . . .    (5,507,305)   (5,481,110)   (2,413,828)    (134,661,151)   (115,839,460)    (102,757,132)
 Net increase (decrease) in policy
  loans . . . . . . . . . . . . . . .       (83,216)      265,517       156,802       18,165,114      18,568,293       11,816,577
                                        -----------   -----------   -----------   --------------   -------------    -------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions . . . . . . . . . . . .       704,734     2,571,311     1,363,009      (23,540,057)    (10,962,873)     (14,894,159)
                                        -----------   -----------   -----------   --------------   -------------    -------------
Net increase in net assets  . . . . .    (1,697,097)    4,592,039     3,779,906      214,217,003     178,420,042       97,491,373
Net assets at beginning of period . .    16,242,115    11,650,076     7,870,170      934,664,876     756,244,834      658,753,461
                                        -----------   -----------   -----------   --------------   -------------    -------------
Net assets at end of period . . . . .   $14,545,018   $16,242,115   $11,650,076   $1,148,881,879   $ 934,664,876    $ 756,244,834
                                        ===========   ===========   ===========   ==============   =============    =============



---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                            MANAGED                                 SHORT-TERM BOND
                                                           SUBACCOUNT                                  SUBACCOUNT
                                           ------------------------------------------   ----------------------------------------
                                               1998           1997           1996          1998          1997            1996
                                           -------------  -------------  -------------  -----------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . . .   $ 40,475,436   $ 35,315,509   $ 39,554,898   $   28,209   $     19,877    $      9,995
 Net realized gains (losses) . . . . . .      5,853,076      5,663,060      3,870,923        2,008            235            (922)
 Net unrealized appreciation
  (depreciation) during the period . . .     24,834,482     16,843,903    (11,548,110)      (5,287)         1,405          (1,542)
                                           ------------   ------------   ------------   ----------   ------------    ------------
Net increase in net assets resulting from
 operations. . . . . . . . . . . . . . .     71,162,994     57,822,472     31,877,711       24,930         21,517           7,531
From policyholder transactions:
 Net premiums from policyholders . . . .     40,631,684     40,318,523     40,512,423      435,150        278,114         328,192
 Net benefits to policyholders . . . . .    (55,447,667)   (54,498,285)   (52,043,620)    (274,762)      (218,771)        (90,988)
 Net increase in policy loans  . . . . .      5,379,590      4,761,829      4,766,548           --             --              --
                                           ------------   ------------   ------------   ----------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder transactions    (9,436,393)    (9,417,933)    (6,764,649)     160,388         59,343         237,204
                                           ------------   ------------   ------------   ----------   ------------    ------------
Net increase in net assets . . . . . . .     61,726,601     48,404,539     25,113,062      185,318         80,860         244,735
Net assets at beginning of period  . . .    410,827,365    362,422,826    337,309,764      409,571        328,711          83,976
                                           ------------   ------------   ------------   ----------   ------------    ------------
Net assets at end of period  . . . . . .   $472,553,966   $410,827,365   $362,422,826   $  594,889   $    409,571    $    328,711
                                           ============   ============   ============   ==========   ============    ============




                                                              SMALL CAP VALUE                   INTERNATIONAL OPPORTUNITIES
                                                                SUBACCOUNT                              SUBACCOUNT
                                                   -------------------------------------   -------------------------------------
                                                      1998          1997         1996*        1998          1997         1996*
                                                   ------------  ------------  ----------  ------------  -----------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income                             $     1,070   $   245,833   $  21,315   $     8,318   $   23,536    $    2,927
 Net realized gains .                                   61,917       129,604         891        64,757       78,058           304
 Net unrealized appreciation (depreciation)
  during the period .                                 (364,359)      (32,439)     49,892       339,709     (141,034)       57,387
                                                   -----------   -----------   ---------   -----------   ----------    ----------
Net increase (decrease) in net assets resulting
 from operations . . .                                (301,372)      342,998      72,098       412,784      (39,440)       60,618
From policyholder transactions:
 Net premiums from policyholders                     2,644,808     2,466,836     925,601     2,203,753    1,969,364     1,364,628
 Net benefits to policyholders                      (1,288,464)     (358,679)   (105,966)   (1,443,700)    (709,490)     (118,737)
 Net increase in policy loans                               --            --          --            --           --            --
                                                   -----------   -----------   ---------   -----------   ----------    ----------
Net increase in net assets resulting from
 policyholder transactions                           1,356,344     2,108,157     819,635       760,053    1,259,874     1,245,891
                                                   -----------   -----------   ---------   -----------   ----------    ----------
Net increase in net assets                           1,054,972     2,451,155     891,733     1,172,837    1,220,434     1,306,509
Net assets at beginning of period                    3,342,888       891,733           0     2,526,943    1,306,509             0
                                                   -----------   -----------   ---------   -----------   ----------    ----------
Net assets at end of period                        $ 4,397,860   $ 3,342,888   $ 891,733   $ 3,699,780   $2,526,943    $1,306,509
                                                   ===========   ===========   =========   ===========   ==========    ==========



---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                   EQUITY INDEX                         STRATEGIC BOND
                                    SUBACCOUNT                            SUBACCOUNT
                        -----------------------------------   -----------------------------------
                           1998          1997       1996*        1998          1997        1996*
                        ------------  -----------  ---------  ------------  -----------  -----------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $   307,010   $  192,049   $  7,272   $    54,728   $   78,770    $ 27,247
 Net realized gains .       132,619       38,987      3,982        32,917        5,891       1,518
 Net unrealized
  appreciation
  (depreciation)
  during the period .     2,082,107    1,193,531     13,544        11,342       (3,195)      6,688
                        -----------   ----------   --------   -----------   ----------    --------
Net increase in net
 assets resulting from
 operations . . . . .     2,521,736    1,424,567     24,798        98,987       81,466      35,453
From policyholder
 transactions:
 Net premiums from
  policyholders . . .     4,632,113    6,068,371    350,310       798,935      807,985     718,958
 Net benefits to
  policyholders . . .    (1,120,852)    (260,531)   (31,362)   (1,158,109)    (201,240)    (76,965)
 Net increase in
  policy loans  . . .            --           --         --            --           --          --
                        -----------   ----------   --------   -----------   ----------    --------
Net increase
 (decrease) in net
 assets resulting from
 policyholder
 transactions . . . .     3,511,261    5,807,840    318,948      (359,176)     606,745     641,993
                        -----------   ----------   --------   -----------   ----------    --------
Net increase
 (decrease) in net
 assets . . . . . . .     6,032,997    7,232,407    343,746      (260,189)     688,211     677,446
Net assets at
 beginning of period      7,576,153      343,746          0     1,365,657      677,446           0
                        -----------   ----------   --------   -----------   ----------    --------
Net assets at end of
 period . . . . . . .   $13,609,150   $7,576,153   $343,746   $ 1,105,468   $1,365,657    $677,446
                        ===========   ==========   ========   ===========   ==========    ========




                              TURNER CORE GROWTH             BRANDES INTERNATIONAL
                                  SUBACCOUNT                         EQUITY
                        ------------------------------   ------------------------------
                          1998       1997      1996*       1998       1997       1996*
                        ---------  ---------  ---------  ---------  ---------  -----------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $  4,513   $ 10,585   $    384   $ 12,094   $  1,532    $    133
 Net realized gains
  (losses). . . . . .     14,364      3,166       (238)     1,184        133      (1,091)
 Net unrealized
  appreciation
  (depreciation)
  during the period .     49,605     12,370        456     15,813      2,674        (345)
                        --------   --------   --------   --------   --------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations. . . . .      68,482     26,121        602     29,091      4,339      (1,303)
From policyholder
 transactions:
  Net premiums from
   policyholders. . .    203,590     91,440     26,825     55,021    146,796      68,170
  Net benefits to
   policyholders. . .    (77,651)    (9,878)   (14,937)   (10,341)   (34,985)    (22,411)
  Net increase in
   policy loans . . .         --         --         --         --         --          --
                        --------   --------   --------   --------   --------    --------
Net increase in net
 assets resulting from
 policyholder
 transactions. . . .     125,939     81,562     11,888     44,680    111,811      45,759
                        --------   --------   --------   --------   --------    --------
Net increase in net
 assets. . . . . . .     194,421    107,683     12,490     73,711    116,150      44,456
Net assets at
 beginning of period .   120,173     12,490          0    160,606     44,456           0
                        --------   --------   --------   --------   --------    --------
Net assets at end of
 period. . . . . . .    $314,594   $120,173   $ 12,490   $234,377   $160,606    $ 44,456
                        ========   ========   ========   ========   ========    ========



---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                    FRONTIER CAPITAL              EMERGING        GLOBAL                  SMALL/MID    HIGH YIELD
                                      APPRECIATION              MARKETS EQUITY    EQUITY     BOND INDEX   CAP CORE        BOND
                                       SUBACCOUNT                 SUBACCOUNT     SUBACCOUNT  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                             -------------------------------   ---------------  -----------  ----------  -----------  -------------
                               1998        1997      1996*         1998**         1998**       1998**      1998**        1998**
                             ----------  ---------  ---------  ---------------  -----------  ----------  -----------  -------------
                             ------------------------------------------------------------------------------------------------------
Increase (decrease) in net
 assets from operations:
 Net investment income
  (loss) . . . . . . . . .   $    (208)  $  7,522   $   (112)      $    1          $  1       $   146       $ --         $   18
 Net realized gains
  (losses) . . . . . . . .
                                12,123      9,048     (1,199)          --             1            (1)        --             --
 Net unrealized
  appreciation
  (depreciation) during the
  period . . . . . . . . .     (17,930)    40,541      2,105           10            45          (196)         6            (26)
                             ---------   --------   --------       ------          ----       -------       ----         ------
Net increase (decrease) in
 net assets resulting from
 operations. . . . . . . .      (6,015)    57,111        794           12            46           (52)         6             (8)
From policyholder
 transactions:
 Net premiums from
  policyholders. . . . . .     128,779    327,804     58,477        2,017           916        10,255        104          2,887
 Net benefits to
  policyholders. . . . . .    (146,083)   (47,276)   (16,094)          --           (13)          (69)        (2)            --
 Net increase in policy
  loans. . . . . . . . . .          --         --         --           --            --            --         --             --
                             ---------   --------   --------       ------          ----       -------       ----         ------
Net increase (decrease) in
 net assets resulting from
 policyholder transactions     (17,304)   280,528     42,383        2,017           903        10,186        102          2,887
                             ---------   --------   --------       ------          ----       -------       ----         ------
Net increase (decrease) in
 net assets  . . . . . . .     (23,319)   337,639     43,177        2,029           949        10,134        108          2,879
Net assets at beginning of
 period. . . . . . . . . .     380,816     43,177          0            0             0             0          0              0
                             ---------   --------   --------       ------          ----       -------       ----         ------
Net assets at end of period  $ 357,497   $380,816   $ 43,177       $2,029          $949       $10,134       $108         $2,879
                             =========   ========   ========       ======          ====       =======       ====         ======



---------
*  From May 1, 1996 (commencement of operations).
** From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1998

1. ORGANIZATION

  John Hancock Variable Life Account U (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-six subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed and made available to policyholders. The twenty-six Portfolios of the Fund and M Fund which are currently available are the Large Cap Growth, Sovereign Bond, Emerging Markets Equity, International Equity Index (formerly, International Equities), Global Equity, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Diversified Mid Cap Growth (formerly, Special Opportunities), Bond Index, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond (formerly, Short-Term U.S. Government), Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Brandes International Equity (formerly, Edinburgh International Equity) and Frontier Capital Appreciation Portfolios. Each Portfolio has a different investment objective.

  The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

  The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

 Estimates

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Valuation of Investments

  Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of underlying portfolio shares are determined on the basis of identified cost.

 Federal Income Taxes

  The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

 Expenses

  JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at an annual rate of .50% of net assets (excluding policy loans) of the Account. Additionally, a monthly charge at varying levels for the cost of extra insurance is deducted from the net assets of the Account.

  JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account. With respect to the single premium policy, during the first nine years after policy issue, JHVLICO assesses a contingent deferred sales charge at varying levels in the event of early surrender of the variable life insurance policy.

 Policy Loans

  Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyowner indebtedness) and compounded daily.

3. TRANSACTIONS WITH AFFILIATES

  John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

  Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

4. DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at December 31, 1998 are as follows:


                SUBACCOUNT            SHARES OWNED      COST          VALUE
                ----------            ------------  ------------  --------------
      Large Cap Growth  . . . . . .      4,545,570  $ 84,573,121   $119,067,616
      Sovereign Bond  . . . . . . .     24,879,367   241,005,026    246,843,261
      International Equity Index  .      1,422,311    22,966,825     22,131,950
      Small Cap Growth  . . . . . .        359,715     3,591,029      4,671,821
      International Balanced  . . .         78,392       831,987        872,075
      Mid Cap Growth  . . . . . . .        345,044     4,372,829      5,215,506
      Large Cap Value . . . . . . .        577,691     7,848,124      8,099,391
      Money Market  . . . . . . . .      5,637,951    56,379,509     56,379,509
      Mid Cap Value . . . . . . . .        399,298     5,188,954      4,865,793
      Diversified Mid Cap Growth  .        719,866    11,472,860     11,474,379
      Real Estate Equity  . . . . .      1,008,631    13,967,388     12,567,328
      Growth & Income . . . . . . .     50,231,610   692,239,887    979,131,341
      Managed . . . . . . . . . . .     25,570,773   331,045,015    399,830,146
      Short-Term Bond . . . . . . .         59,202       599,175        594,889
      Small Cap Value . . . . . . .        379,491     4,744,767      4,397,861
      International Opportunities .        302,898     3,443,718      3,699,780
      Equity Index  . . . . . . . .        768,760    10,319,970     13,609,150
      Strategic Bond  . . . . . . .        104,295     1,090,632      1,105,468
      Turner Core Growth  . . . . .         17,364       252,164        314,594
      Brandes International Equity             286       215,546        234,377
      Frontier Capital Appreciation         23,691       332,781        357,497
      Emerging Markets Equity . . .            286         2,018          2,029
      Global Equity . . . . . . . .             96           905            949
      Bond Index  . . . . . . . . .            995        10,330         10,134
      Small/Mid Cap CORE  . . . . .             12           102            108
      High Yield Bond . . . . . . .            312         2,904          2,879

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

  Purchases, including reinvestment of dividend distributions, and proceeds from the sales of shares in the Portfolios of the Fund and of M Fund during 1998, were as follows:


                   SUBACCOUNT                 PURCHASES        SALES
                   ----------                ------------  -------------
      ------------------------------------------------------------------
      Large Cap Growth . . . . . . . . . .   $ 19,367,847   $ 7,501,137
      Sovereign Bond . . . . . . . . . . .     33,402,071    17,988,887
      International Equity Index . . . . .      7,033,127     2,252,047
      Small Cap Growth . . . . . . . . . .      1,972,456       608,967
      International Balanced . . . . . . .        438,208       354,600
      Mid Cap Growth . . . . . . . . . . .      3,336,975       340,721
      Large Cap Value  . . . . . . . . . .      4,160,158     2,769,256
      Money Market . . . . . . . . . . . .     15,639,875    11,585,569
      Mid Cap Value  . . . . . . . . . . .      5,498,434     2,396,199
      Diversified Mid Cap Growth . . . . .      2,725,823     1,929,990
      Real Estate Equity . . . . . . . . .      4,375,013     2,710,599
      Growth & Income  . . . . . . . . . .    111,682,662    51,376,337
      Managed  . . . . . . . . . . . . . .     45,721,961    20,140,134
      Short-Term Bond  . . . . . . . . . .        482,833       294,235
      Small Cap Value  . . . . . . . . . .      2,396,355     1,038,940
      International Opportunities  . . . .      1,920,034     1,151,664
      Equity Index . . . . . . . . . . . .      4,341,321       523,049
      Strategic Bond . . . . . . . . . . .        776,899     1,081,347
      Turner Core Growth . . . . . . . . .        188,513        58,060
      Brandes International Equity . . . .         69,781        13,006
      Frontier Capital Appreciation  . . .        132,905       150,417
      Emerging Markets Equity  . . . . . .          2,018             0
      Global Equity  . . . . . . . . . . .            917            13
      Bond Index . . . . . . . . . . . . .         10,403            72
      Small/Mid Cap CORE . . . . . . . . .            104             2
      High Yield Bond  . . . . . . . . . .          2,905             1



5. IMPACT OF YEAR 2000 (UNAUDITED)

  The John Hancock Variable Life Account U, along with John Hancock Mutual Life Insurance Company, its ultimate parent (together, John Hancock), is executing its plan to address the impact of the Year 2000 issues that result from computer programs being written using two digits to reflect the year rather than four to define the applicable year and century. Historically, the first two digits were hardcoded to save memory. Many of the John Hancock's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in an information technology (IT) system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities. In addition, non-IT systems including, but not limited to, security alarms, elevators and telephones are subject to malfunction due to their dependence on embedded technology such as microcontrollers for proper operation. As described, the Year 2000 project presents a number of challenges for financial institutions since the correction of Year 2000 issues in IT and non-IT systems will be complex and costly for the entire industry.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

  John Hancock began to address the Year 2000 project as early as 1994. John Hancock's plan to address the Year 2000 Project includes an awareness campaign, an assessment period, a renovation stage, validation work and an implementation of Company solutions.

  The continuous awareness campaign serves several purposes: defining the problem, gaining executive level support and sponsorship, establishing a team and overall strategy, and assessing existing information system management resources. Additionally, the awareness campaign establishes an education process to ensure that all employees are aware of the Year 2000 issue and knowledgeable of their role in securing solutions.

  The assessment phase, which was completed for both IT and non-IT systems as of April 1998, included the identification, inventory, analysis, and prioritization of IT and non-IT systems and processes to determine their conversion or replacement.

  The renovation stage reflects the conversion, validation, replacement, or elimination of selected platforms, applications, databases and utilities, including the modification of applicable interfaces. Additionally, the renovation stage includes performance, functionality, and regression testing and implementation. As of December 31, 1998, the renovation phase was substantially complete for computer applications, systems and desktops. For all remaining components the renovation phase is underway and will be complete before the end of the second quarter of 1999.

  The validation phase consists of the compliance testing of renovated systems. The validation phase is expected to be complete by mid 1999, after renovation is accomplished. John Hancock will use its testing facilities through the remainder of 1999 to perform special functional testing. Special functional testing includes testing, as required, with material third parties and industry groups and to perform reviews of "dry run" of year-end activities. Scheduled testing of John Hancock's material relationships with third parties is underway. It is anticipated that testing with material business partners will continue through much of 1999.

  Finally, the implementation phase involves the actual implementation of converted or replaced platforms, applications, databases, utilities, interfaces, and contingency planning. John Hancock is concurrently performing implementation during the renovation phase and plans to complete this phase before the end of the second quarter of 1999.

  The costs of the Year 2000 project consist of internal IT personnel, and external costs such as consultants, programmers, replacement software, and hardware. The costs of the Year 2000 project are expensed as incurred. The project is funded partially through a reallocation of resources from discretionary projects. Through December 31, 1998, John Hancock has incurred and expensed approximately $9.8 million in related payroll costs for its internal IT personnel on the project. The estimated range of remaining internal IT personnel costs of the project is approximately $8 to $9 million. Through December 31, 1998, John Hancock has incurred and expensed approximately $36.4 million in external costs for the project. The estimated range of remaining external costs of the project is approximately $35 to $36 million. The total costs of the Year 2000 project, based on management's best estimates, include approximately $18 million in internal IT personnel, $7.4 million in the external modification of software, $34.2 million for external solution providers, $19.4 million in replacement costs of non-compliant IT systems and $12.6 million in oversight, test facilities and other expenses. Accordingly, the estimated range of total costs of the Year 2000 project, internal and external, is approximately $90 to $95 million. However, there can be no guarantee that these estimates will be achieved and actual results could materially differ from those plans. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer codes, and similar uncertainties.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

  John Hancock's total Year 2000 project costs include the estimated impact of external solution providers and are based on presently available information. However, there is no guarantee that the systems of other companies that John Hancock's systems rely on will be timely converted, or that a failure to convert by another company, or a conversion that is incompatible with John Hancock's systems, would not have material adverse effect on John Hancock. It is documented in trade publications that companies in foreign countries are not acting as intensively as domestic companies to remediate Year 2000 issues. Accordingly, it is expected that Company facilities based outside the United States face higher degrees of risks from data exchanges with material business partners. In addition, John Hancock has thousands of individual and business customers that hold insurance policies, annuities and other financial products of John Hancock. Nearly all products sold by John Hancock contain date sensitive data, examples of which are policy expiration dates, birth dates, premium payment dates. Finally, the regulated nature of John Hancock's industry exposes it to potential supervisory or enforcement actions relating to Year 2000 issues.

  John Hancock's contingency planning initiative related to the Year 2000 project is underway. The plan is addressing John Hancock's readiness as well as that of material business partners on whom John Hancock depends. John Hancock's contingency plans are being designed to keep each business unit's operations functioning in the event of a failure or delay due to the Year 2000 record format and date calculation changes. Contingency plans are being constructed based on the foundation of extensive business resumption plans that John Hancock has maintained and updated periodically, which outline responses to situations that may affect critical business functions. These plans also provide emergency operations guidance, which defines a documented order of actions to respond to problems. These extensive business resumption plans are being enhanced to cover Year 2000 situations.

                   ALPHABETICAL INDEX OF KEY WORDS AND PHRASES


  This index should help you locate more information about many of the important concepts in this prospectus.

 KEY WORD OR PHRASE       PAGE        KEY WORD OR PHRASE                  PAGE
Account. . . . . . . .    23                                             30
account value. . . . .      7                                            25
attained age . . . . .      8                                              8
beneficiary. . . . . .    23                                             12
business day . . . . .    23                                               8
changing Option 1 or 2    27                                               4
changing the face
 amount. . . . . . . .    13                                             11
charges. . . . . . . .      7                                              9
Code . . . . . . . . .    29                                             14
cost of insurance rates     8                                              5
date of issue. . . . .    25                                             25
death benefit. . . . .      3                                            25
deductions . . . . . .      7                                              4
dollar cost averaging.    10                                               2
expenses of the Trust.      9                                            16
face amount. . . . . .    12                                               6
fixed investment option   24                                               7
full surrender . . . .    11                                               2
fund . . . . . . . . .      2                                            23
grace period . . . . .      6                                              1
guaranteed death
 benefit feature . . .      6                                            12
Guaranteed Death
 Benefit Premium . . .      6                                            23
insurance charge . . .      8                                            11
insured person . . . .      4                                              8
investment options . .      1                                            11
JHVLICO. . . . . . . .    23                                               8
John Hancock Variable
 Series Trust  . . . .      2                                            29
lapse. . . . . . . . .      6                                            16
loan . . . . . . . . .    11                                             10

loan interest. . . . .    12                                               1

maximum premiums . . .      5                                            23

Minimum Initial Premium   24                                             11
minimum insurance
 amount. . . . . . . .    13                                               9

minimum premiums . . .      5                                              4

                           PROSPECTUS DATED MAY 3, 1999

                             MEDALLION VARIABLE LIFE

                a flexible premium variable life insurance policy
                                    issued by

             JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")

                          JHVLICO LIFE SERVICING OFFICE
                          -----------------------------
                                 EXPRESS DELIVERY
                                 ----------------
                              529 Main Street (X-4)
                              Charlestown, MA 02129
                                    U.S. MAIL
                                    ---------
                                   P.O. Box 111
                                 Boston, MA 02117
                   PHONE: 1-800-732-5543 / FAX: 1-617-886-3048

  The policy provides an investment option with fixed rates of return declared by JHVLICO and the following 27 variable investment options:

                VARIABLE INVESTMENT OPTION                                   MANAGED BY
                --------------------------                                   ----------
---------------------------------------------------------------------------------------------------------
  Managed . . . . . . . . . . . . . . . . . . . . . . . .   Independence Investment Associates, Inc.
  Growth & Income . . . . . . . . . . . . . . . . . . . .   Independence Investment Associates, Inc.
  Equity Index  . . . . . . . . . . . . . . . . . . . . .   State Street Global Advisors
  Large Cap Value . . . . . . . . . . . . . . . . . . . .   T. Rowe Price Associates, Inc.
  Large Cap Growth  . . . . . . . . . . . . . . . . . . .   Independence Investment Associates, Inc.
  Mid Cap Value . . . .                                     Neuberger Berman, LLC
  Mid Cap Growth . . . .                                    Janus Capital Corporation
  Real Estate Equity . .                                    Independence Investment Associates, Inc.
  Small/Mid Cap Growth.                                     Wellington Management Company, LLP
  Small/Mid Cap CORE . .                                    Goldman Sachs Asset Management
  Small Cap Value . . .                                     INVESCO Management & Research, Inc.
  Small Cap Growth . . . . . . . . . . . . . . . . . . . .  John Hancock Advisers, Inc.
  Global Equity . . . .  . . . . . . . . . . . . . . . . .  Scudder Kemper Investments, Inc.
  International Balanced . . . . . . . . . . . . . . . . .  Brinson Partners, Inc.
  International Equity Index . . . . . . . . . . . . . . .  Independence International Associates, Inc.
  International Opportunities . . . . . . . . . . . . . .   Rowe Price-Fleming International, Inc.
  Emerging Markets Equity . . . . . . . . . . . . . . . .   Montgomery Asset Management, LLC
  Short-Term Bond . . .                                     Independence Investment Associates, Inc.
  Bond Index . . . . . .                                    Mellon Bond Associates, LLP
  Sovereign Bond . . . . . . . . . . . . . . . . . . . . .  John Hancock Advisers, Inc.
  Global Bond . . . . .  . . . . . . . . . . . . . . . . .  J.P. Morgan Investment Management, Inc.
  High Yield Bond . . .                                     Wellington Management Company, LLP
  Money Market. . . . .                                     John Hancock Mutual Life Insurance Company
  Brandes International Equity. . . . . . . . . . . . . .   Brandes Investment Partners, L.P.
  Turner Core Growth. .                                     Turner Investment Partners, Inc.
  Frontier Capital Appreciation. . . . . . . . . . . . .    Frontier Capital management Company, Inc.
  Enhanced U.S. Equity.                                     Franklin Portfolio Associates, LLC
---------------------------------------------------------------------------------------------------------



         We may add or delete variable investment options in the future.

  When you select one or more of these variable investment options, we invest your money in the corresponding investment option(s) of the John Hancock Variable Series Trust I (the "Trust") or of M Fund, Inc. (together, the Trust and M Fund, Inc. are referred to as the "Series Funds"). The Series Funds are mutual funds that offer a number of different investment options (which are called "funds"). The investment results of each variable investment option you select will depend on those of the corresponding fund of one of the Series Funds. Attached to this prospectus are prospectuses for the Series Funds that contain detailed information about each fund offered under the policy. Be sure to read the prospectuses for the Series Funds before selecting any of the variable investment options shown on page 1.

                             GUIDE TO THIS PROSPECTUS

  This prospectus contains information that you should know before you buy a policy or exercise any of your rights under the policy. However, please keep in mind that this is a prospectus - - it is not the policy. The prospectus
                                         ---
simplifies many policy provisions to better communicate the policy's essential features. Your rights and obligations under the policy will be determined by the language of the policy itself. When you receive your policy, read it carefully.

  This prospectus is arranged in the following way:

     . The section which follows is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

     . Behind the Basic Information section are illustrations of hypothetical policy benefits that help clarify how the policy works. These start on page 17.

     . Behind the illustrations is a section called "Additional Information"
       that gives more details about the policy. It generally does not
                                                                   ---
       repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 22.

     . Behind the Additional Information section are the financial statements for JHVLICO and Separate Account U. These start on page 40.

     . Finally, there is an Alphabetical Index of Key Words and Phrases at the back of the prospectus on page 79.

 After the Alphabetical Index of Key Words and Phrases, this prospectus ends and the prospectuses for the Series Funds begin.

  Please note that the Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                BASIC INFORMATION

  This part of the prospectus provides answers to commonly asked questions about the policy.

Question                                                        Pages to See
--------
 .What is the policy?. . . . . . . . . . . . . . .               4
 .Who owns the policy?. . . . . . . . . . . . . .                4
 .How can I invest money in the policy?. . . . . .               4-5
 .Is there a minimum amount I must invest?. . . .                5-6
 .How will the value of my investment in the policy change over  7 time?. . . . . . . . . . . . . . . . . . . . . .
 .What charges will JHVLICO deduct from my investment in the     7-9
 policy?. . . . . . . . . . . . . . . . . . . . .
 .What charges will the Series Funds deduct from my investment in the policy?. . . . . . . . . . . . . . . . .
                                                                9
 .What other charges could JHVLICO impose in the future?         10
 .How can I change my policy's investment allocations?           10-11
 .How can I access my investment in the policy?. .               11-12
 .How much will JHVLICO pay when the insured person dies?        12-13
 .How can I change my policy's insurance coverage?               13-14
 .Can I cancel my policy after it's issued?. . . .               14
 .Can I choose the form in which JHVLICO pays out policy         14
 proceeds?. . . . . . . . . . . . . . . . . . . .
 .To what extent can JHVLICO vary the terms and conditions of its policies in particular cases?. . . . . . . .
                                                                15
 .How will my policy be treated for income tax purposes?         15
 .How do I communicate with JHVLICO?. . . . . . .                15-16

Here are the page numbers where the questions and answers appear:

 WHAT IS THE POLICY?

  The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the variable investment options that you choose. The amount we pay to the policy's beneficiary if the insured person dies (we call this the "death benefit") may be similarly affected.

  While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

     . Determine when and how much you invest in the various investment options

     . Borrow or withdraw amounts you have in the investment options

     . Change the beneficiary who will receive the death benefit

     . Change the amount of insurance

     . Turn in (i.e., "surrender") the policy for the full amount of its surrender value

     . Choose the form in which we will pay out the death benefit or other proceeds

 Most of these options are subject to limits that are explained later in this prospectus.

 WHO OWNS THE POLICY?

  That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

 HOW CAN I INVEST MONEY IN THE POLICY?

Premium Payments

  We call the investments you make in the policy "premiums" or "premium payments". The amount we require as your first premium depends upon the
                                         -----
specifics of your policy and the insured person. Except as noted below, you can make any other premium payments you wish at any time. That's why the policy is called a "flexible premium" policy.

Maximum premium payments

  Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. We'll monitor your premium payments and let you know if you're about to exceed this limit. More discussion of these tax law requirements begins on page
29. Also, we may refuse to accept any amount of an additional premium if:

     . that amount of premium would increase our insurance risk exposure, and

     . the insured person doesn't provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance.

 In no event, however, will we refuse to accept any premium necessary to prevent the policy from terminating.

Ways to pay premiums

  If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock Variable Life Insurance Company." Premiums after the first must be sent to the JHVLICO Life Servicing Office at the appropriate address shown on page 1 of this prospectus.

  We will also accept premiums:

     . by wire or by exchange from another insurance company,

     . via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or
              -------

     . if we agree to it, through a salary deduction plan with your employer.

 You can obtain information on these other methods of premium payment by contacting your JHVLICO representative or by contacting the JHVLICO Life Servicing Office.

 IS THERE A MINIMUM AMOUNT I MUST INVEST?

Planned Premiums

  The Policy Specifications page of your policy will show the "Planned Premium" for the policy. You choose this amount in the policy application. The premium reminder notice we send you is based on this amount. You will also choose how often to pay premiums-- annually, semi-annually, quarterly or monthly. The date on which such a payment is "due" is referred to in the policy as a "modal processing date." However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see "Lapse and reinstatement" and "Guaranteed death benefit feature" below).

Lapse and reinstatement

  If the policy's surrender value is not sufficient to pay the charges and the guaranteed death benefit feature is not in effect, we will notify you of how much you will need to pay to keep the policy in force. You will have a 61 day "grace period" to make that payment. If you don't pay at least the required amount by the end of the grace period, your policy will terminate (i.e., lapse). All coverage under the policy will then cease. Even if the policy terminates in this way, you can still reactivate (i.e., "reinstate") it within 1 year from the beginning of the grace period. You will have to provide evidence that the insured person still meets our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy. If the insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During the grace period, you cannot make transfers among investment options or make a partial withdrawal or policy loan.

Guaranteed death benefit feature

  This feature is available only if the insured person meets certain underwriting requirements. The feature guarantees that your policy will not lapse during the first 5 policy years, regardless of adverse investment performance, if on each modal processing date during that 5 year period the amount of cumulative premiums you have paid (less all withdrawals taken from the policy) equals or exceeds the sum of all Guaranteed Death Benefit Premiums due to date. The Guaranteed Death Benefit Premium (or "GDB Premium) is defined in the policy and is "due" on each modal processing date. (The term "modal processing date" is defined under "Planned Premiums" on page 5.)

  No GDB Premium will ever be greater than the so-called "guideline premium" for the policy as defined in Section 7702 of the Internal Revenue Code. Also, the GDB Premiums may change in the event of any change in the face amount of the policy or any change in the death benefit option (see "How much will JHVLICO pay when the insured person dies?" on page 12).

  If the Guaranteed Death Benefit test is not satisfied on any modal processing date, we will notify you immediately and tell you how much you will need to pay to keep the feature in effect. You will have until the second modal processing date after default to make that payment. If you don't pay at least the required amount by the end of that period, the feature will permanently lapse. You cannot restore the feature once it has lapsed.

  If there are monthly charges that remain unpaid because of this feature, we will deduct such charges when there is sufficient surrender value to pay them.

 HOW WILL THE VALUE OF MY INVESTMENT IN THE POLICY CHANGE OVER TIME?

  From each premium payment you make, we deduct the charges described under "Deductions from premium payments" below. We invest the rest in the investment options you've elected.

  Over time, the amount you've invested in any variable investment option will
                                               --------
increase or decrease the same as if you had invested the same amount directly in the corresponding fund of one of the Series Funds and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under "What charges will JHVLICO deduct from my investment in the policy?" below.

  The amount you've invested in the fixed investment option will earn interest
                                    -----
at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. The current declared rate will also appear in the annual statement we will send you. Amounts you invest in the fixed investment option will not be
                                                                         ---
subject to the mortality and expense risk charge described on page 8. Otherwise, the charges applicable to the fixed investment option are the same as those applicable to the variable investment options.

  At any time, the "account value" of your policy is equal to:

     . the amount you invested,

     . plus or minus the investment experience of the investment options you've chosen,

     . minus all charges we deduct, and

     . minus all withdrawals you have made.

 If you take a loan on the policy, however, your account value will be computed somewhat differently. This is discussed beginning on page 11.

 WHAT CHARGES WILL JHVLICO DEDUCT FROM MY INVESTMENT IN THE POLICY?

Deductions from premium payments

 . Premium tax charge - A charge to cover state premium taxes we currently
 --------------------
  expect to pay, on average. This charge is currently 2.35% of each premium.

 . DAC tax charge - A charge to cover the increased Federal income tax
 ----------------
  burden that we currently expect will result from receipt of premiums. This charge is currently 1.25% of each premium.

 . Premium sales charge - A charge to help defray our sales costs. The
 ----------------------
  charge is 4% of a certain portion of the premium you pay. The portion of each year's premium that is subject to the charge is called the "Target Premium". It's determined at the time the policy is issued and will appear in the "Policy Specifications" section of the policy. We currently waive one half of this charge for policies with a face amount of $250,000 or higher, but continuation of that waiver is not guaranteed. Also, we currently intend to stop making this charge on premiums received after the 10th policy year, but this is not guaranteed either. Because policies of this type were first offered for sale in 1994, no termination of this charge has yet occurred.

Deductions from account value

 . Issue charge - A monthly charge to help defray our administrative costs.
 --------------
  This is a flat dollar charge of $20 and is deducted only during the first policy year.

 . Maintenance charge - A monthly charge to help defray our administrative
 --------------------
  costs. This is a flat dollar charge of up to $8 (currently $6).

 . Insurance charge - A monthly charge for the cost of insurance. To
 ------------------
  determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance
                                                -------
  rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than the maximum rates shown in the policy. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of the insured person, the face amount of insurance and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person's "attained age" on any date is his or her age on the birthday nearest that date.) We currently apply a lower insurance charge for policies with a face amount of $250,000 or higher, but continuation of that practice is not guaranteed. Also, it is our current intention to reduce the insurance charge in the 10th policy year and thereafter, but such a reduction is not guaranteed either. Because policies of this type were first offered for sale in 1994, no reductions have yet been made.

 . Extra mortality charge - A monthly charge specified in your policy for
 ------------------------
  additional mortality risk if the insured person is subject to certain types of special insurance risk.

 . M &E charge - A daily charge for mortality and expense risks we assume.
 -------------
  This charge is deducted from the variable investment options. It does not apply to the fixed investment option. The current charge is at an effective annual rate of .60% of the value of the assets in each variable investment option. We guarantee that this charge will never exceed an effective annual rate of .90%.

 . Optional benefits charge - Monthly charges for any optional insurance
 --------------------------
  benefits added to the policy by means of a rider.

 . Administrative surrender charge - A charge we deduct if the policy lapses
 ---------------------------------
  or is surrendered in the first 9 policy years. We deduct this charge to compensate us for administrative expenses that we would otherwise not recover in the event of early lapse or surrender. The amount of the charge depends upon the policy year in which lapse or surrender occurs and the policy's face amount at that time. The maximum charge is $5 per $1,000 of face amount in policy years 1 through 7, $4 per $1,000 in policy year 8 and $3 per $1,000 in policy year 9.

 . Contingent deferred sales charge ("CDSC") - A charge we deduct if the
 -------------------------------------------
  policy lapses or is surrendered within the first 12 policy years. We deduct this charge to compensate us for sales expenses that we would otherwise not recover in the event of early lapse or surrender. The charge is a percentage of premiums received that do not exceed the Target Premium. ("Target Premium" is described above under "Deductions from premium payments.") In policy years 1 through 3, the charge is a percentage of premiums received prior to the end of the policy year in question. Thereafter, it's a percentage of only those premiums received in policy years 1 through 3. The charge reaches its maximum at the end of the third policy year, stays level through the seventh policy year, and is reduced by an equal amount at the beginning of each policy year thereafter until it reaches zero. This is shown in the following table (where the percentages are rounded to one decimal place):

  FOR SURRENDERS OR LAPSES DURING PERCENTAGE
  ------------------------------------------

  Policy years 1-7              26.0%

  Policy year 8                 21.7%

  Policy year 9                 17.3%

  Policy year 10                13.0%

  Policy year 11                8.7%

  Policy year 12                4.3%

  Policy year 13 and later      0.0%

  The above table applies only if the insured person is less than attained age 55 at issue. For older issue ages, the maximum is reached earlier and the percentage may decrease to zero in fewer than 12 policy years. Regardless of issue age, there is a further limitation on the CDSC that can be charged if surrender or lapse occurs in the second policy year. The CDSC cannot exceed 32% of one year's Target Premium.
                            ----------

 . Partial withdrawal charge - A charge for each partial withdrawal of
 ---------------------------
  account value to compensate us for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of $20 or 2% of the withdrawal amount.

 WHAT CHARGES WILL THE SERIES FUNDS DEDUCT FROM MY INVESTMENT IN THE POLICY?

  The Series Funds must pay investment management fees and other operating expenses. These fees and expenses are different for each fund of the Series Funds and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select.

  The figures in the following chart for the funds of the Trust are expressed as percentages of each fund's average daily net assets for 1998 (rounded to two decimal places). The percentages reflect the investment management fees that were payable for 1998 and the 1998 other operating expenses that would have been allocated to the funds under the allocation rules currently in effect.

                                          Other     Total Fund       Other Operating
                          Investment    Operating    Operating          Expenses
Fund Name               Management Fee   Expenses    Expenses     Absent Reimbursement*
---------               --------------  ----------  -----------  -----------------------
Managed. . . . . . .         0.32%        0.05 %          0.37%              0.05%
Growth & Income. . .         0.25%        0.05 %          0.30%              0.05%
Equity Index. . . . .        0.14%        0.08 %          0.22%              0.08%
Large Cap Value . . .        0.74%        0.07 %                             0.07%
Large Cap Growth. . .       0.37%         0.05 %          0.42%              0.05%
Mid Cap Value. . . .         0.80%        0.05 %          0.85%              0.05%
Mid Cap Growth. . . .        0.85%        0.08 %        %                    0.08%
Real Estate Equity. .        0.60%        0.05 %         0.65%               0.05%
Small/Mid Cap Growth**
Small/Mid Cap CORE. .
Small Cap Value . . .        0.80%        0.07 %        %                    0.07%
Small Cap Growth. . .        0.75%        0.08 %         0.83%               0.08%
Global Equity. . . .
International Balanced       0.85%        0.10 %          0.95%              0.64%
International Equity
 Index. . . . . . . .        0.17%        0.10 %          0.27%             0.23%
International
 Opportunities. . . .       0.87%         0.10 %         0.97%              0.32%
Emerging Markets
 Equity. . . . . . .
Short-Term Bond. . .         0.30%        0.05%           0.35%
Bond Index. . . . . .
Sovereign Bond. . . .        0.25%        0.05 %          0.30%        0.05%
Global Bond** . . . .        0.69%        0.06 %        %                    0.06%
High Yield Bond. . .
Money Market. . . . .        0.25%        0.05 %          0.30%        0.05%


* John Hancock reimburses a fund when the fund's other operating expenses exceed 0.10% of the fund's average daily net assets.
**Small/Mid Cap Growth was formerly "Diversified Mid Cap Growth" and Global Bond was formerly "Strategic Bond."

  The figures in the following chart for the funds of M Fund, Inc. are expressed as percentages of each fund's average daily net assets for 1998 (rounded to two decimal places). The percentages reflect the investment management fees currently payable and the 1998 other operating expenses allocated to M Fund, Inc.

                                                                                              Other     Total Fund  Other Operating
                                                                              Investment    Operating   Operating       Expenses
Fund Name                                                                   Management Fee   Expenses    Expenses        Absent
---------                                                                   --------------  ----------  ----------   Reimbursement*
                                                                                                                    ----------------
Brandes International Equity**  . . . . . . . . . . . . . . . . . . . . .       1.02%         0.25%       1.27%            %
Turner Core Growth  . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.45%         0.25%       0.70%             2.97%
Frontier Capital Appreciation . . . . . . . . . . . . . . . . . . . . . .       0.90%         0.25%       1.15%            %
Enhanced U.S. Equity. . . . . . . . . . . . . . . . . . . . . . . . . . .       0.55%         0.25%       0.80%

* M Financial Investment Advisers, Inc. reimburses a fund when the fund's other operating expenses exceed 0.25% of the fund's average daily net assets.
** Brandes International Equity was formerly "Edinburgh Overseas Equity."

 WHAT OTHER CHARGES COULD JHVLICO IMPOSE IN THE FUTURE?

  We currently make no charge against account value for our Federal income taxes, but if we incur, or expect to incur, income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make such a charge. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.

  Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

  We also reserve the right to increase the premium tax charge and the DAC tax charge in order to correspond, respectively, with changes in the state premium tax levels and with changes in the Federal income tax treatment of the deferred acquisition costs for this type of policy.

 HOW CAN I CHANGE MY POLICY'S INVESTMENT ALLOCATIONS?

Future premium payments

  At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must equal 100% in total.

Transfers of existing account value

  You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount.

  Under our current rules, you can make transfers out of any variable investment
                                                             --------
option anytime you wish. However, transfers out of the fixed investment option
                                                       -----
are currently subject to the following restrictions:

 . You can only make such a transfer once a year and only during the 31 day period following your policy anniversary.

 . We must receive the request for such a transfer during the period beginning 60 days prior to the policy anniversary and ending 30 days after it.

 . The most you can transfer at any one time is the greater of $500 or 20% of the assets in your fixed investment option.

  We reserve the right to impose a minimum amount limit on transfers out of the fixed investment option. We also reserve the right to impose limits on the number and frequency of transfers out of the variable investment options.

Limitation on number of investment options

  Whether through the allocation of premium or through the transfer of existing account value, you can never be invested in more than ten investment options at any one time.

 HOW CAN I ACCESS MY INVESTMENT IN THE POLICY?

Full surrender

  You may surrender your policy in full at any time. If you do, we will pay you the account value, less any policy loans and less any CDSC and administrative surrender charge that then

  You may surrender your policy in full at any time. If you do, we will pay you the account value, less any policy loans and less any CDSC and administrative surrender charge that then

     . The same proportionate part of the loan as was borrowed from the fixed investment option will be repaid to the fixed investment option.

     . The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.

If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

 HOW MUCH WILL JHVLICO PAY WHEN THE INSURED PERSON DIES?

  In your application for the policy, you will tell us how much life insurance coverage you want on the life of the insured person. This is called the "face amount" of insurance. In the policy, this may also be referred to as the "Sum Insured."

  When the insured person dies, we will pay the death benefit minus any outstanding loans. There are 3 ways of calculating the death benefit. You choose which one you want in the application. The three death benefit options are:

     . Option 1 - The death benefit will equal the greater of (1) the face amount or (2) the minimum insurance amount under the "guideline premium and cash value corridor test" (as described below).

     . Option 2 - The death benefit will equal the greater of (1) the face amount plus your policy's account value on the date of death, or (2) the minimum insurance amount under the "guideline premium and cash value corridor test".

     . Option 3 - The death benefit will equal the greater of (1) the face amount or (2) the minimum insurance amount under the "cash value accumulation test" (as described below)

  For the same premium payments, the death benefit under Option 2 will tend to be higher than the death benefit under Options 1 or 3. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk. Because of that, the account value will tend to be higher under Options 1 or 3 than under Option 2 for the same premium payments.

The minimum insurance amount

  In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. There are two tests that can be applied under Federal tax law. Death benefit Options 1 and 2 use the "guideline premium and cash value corridor test" while Option 3 uses the "cash value accumulation test." For Options 1 and 2, we compute the minimum insurance amount each business day by multiplying the account value on that date by the so-called "corridor factor" applicable on that date. The corridor factors are derived by applying the "guideline premium and cash value corridor test." The corridor factor starts out at 2.50 for ages at or below 40 and decreases as attained age increases,

  In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. There are two tests that can be applied under Federal tax law. Death benefit Options 1 and 2 use the "guideline premium and cash value corridor test" while Option 3 uses the "cash value accumulation test." For Options 1 and 2, we compute the minimum insurance amount each business day by multiplying the account value on that date by the so-called "corridor factor" applicable on that date. The corridor factors are derived by applying the "guideline premium and cash value corridor test." The corridor factor starts out at 2.50 for ages at or below 40 and decreases as attained age increases,

  This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to JHVLICO at one of the addresses shown on page 1, or to the JHVLICO representative who delivered the policy to you.

  In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by JHVLICO or the Series Funds prior to that date. The date of cancellation will be the date of such mailing or delivery.

 CAN I CHOOSE THE FORM IN WHICH JHVLICO PAYS OUT POLICY PROCEEDS?

Choosing a payment option

  You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:

     . Option 1 - Proceeds left with us to accumulate with interest

     . Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out

     . Option 2B - Equal monthly payments for a specified period of time

     . Option3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years

     . Option 4 - Equal monthly payments for life with no refund

     . Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven't been paid out

  You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3 1/2%.

Changing a payment option

  You can change the payment option at any time before the proceeds are payable. If you haven't made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.

Tax impact

  There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

 TO WHAT EXTENT CAN JHVLICO VARY THE TERMS AND CONDITIONS OF ITS POLICIES IN PARTICULAR CASES?

  Listed below are some variations we can make in the terms of our policies. Any variation will be made only in accordance with uniform rules that we apply fairly to all of our customers.

State law insurance requirements

  Insurance laws and regulations apply to JHVLICO in every state in which its policies are sold. As a result, various terms and conditions described in the prospectus may vary depending upon where you reside. These variations will be reflected in your policy or in endorsements attached to your policy.

Variations in expenses or risks

  We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under "Reduced charges for eligible classes" on page 28. No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

 HOW WILL MY POLICY BE TREATED FOR INCOME TAX PURPOSES?

  Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution should generally be treated as a return of the premiums you've paid and should not be subject to income tax. Amounts you borrow are generally not taxable to you.

  However, some of the tax rules change if your policy is found to be a "modified endowment contract." This can happen if you've paid more than a certain amount of premiums that is prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind.

  For further information about the tax consequences of owning a policy, please read "Tax considerations" beginning of page 29.

 HOW DO I COMMUNICATE WITH JHVLICO?

General Rules

  You should mail or express all checks and money orders for premium payments and loan repayments to the JHVLICO Life Servicing Office at the appropriate address shown on page 1.

  Certain requests must be made in writing and be signed and dated by you. They include the following:

     . loans, surrenders or partial withdrawals

     . transfers of account value among investment options

     . change of allocation among investment options for new premium payments

     . change of death benefit option

     . increase or decrease in face amount

     . change of beneficiary

     . election of payment option for policy proceeds

     . tax withholding elections

     . election of telephone transaction privilege

 You should mail or express these requests to the JHVLICO Life Servicing Office at the appropriate address shown on page 1. You should also send notice of the insured person's death and related documentation to the JHVLICO Life Servicing Office. We don't consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

  We have special forms that should be used for a number of the requests mentioned above. You can obtain these forms from the JHVLICO Life Servicing Office or your JHVLICO representative. Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone Transactions

  If you complete a special authorization form, you can request loans, transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-732-5543 or by faxing us at 1-617-886-3048. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

  The policies are not designed for professional market timing organizations or other entities that use programmed and frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

       ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES AND
                              ACCUMULATED PREMIUMS

  The following tables illustrate the changes in death benefit, account value and surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table separately illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount. The amounts shown are for the end of each policy year and assume that all of the account value is invested in funds that achieve investment returns at constant annual rates of 0%, 6% and 12% before any fees or expenses. (Investment return reflects investment income and all realized and unrealized capital gains and losses.) The tables assume annual Planned Premiums that are paid at the beginning of each policy year for an insured person who is a 35 year old male standard non-smoker underwriting risk when the policy is issued.

  Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by JHVLICO will apply in each year illustrated, including the reduction in the M&E charge after the 15th policy year. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making.

  With respect to fees and expenses deducted from Series Fund assets, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of .61%, and (2) an assumed average asset charge for all other operating expenses equivalent to an effective annual rate of .10%. These rates are the arithmetic average for all funds of the Series Funds. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.

  The second column of each table shows the amount you would have at the end of each Policy year if an amount equal to the assumed Planned Premiums were invested to earn interest, after taxes, at 5% compounded annually. This is not a policy value. It is included for comparison purposes only.

  Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a comparable illustration reflecting your proposed insured person's issue age, sex and underwriting risk classification, and the face amount and annual Planned Premium amount requested.

DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,000    100,000    100,000       218        244         271          0          0            0
   2          1,636      100,000    100,000    100,000       663        738         815          0          0           72
   3          2,516      100,000    100,000    100,000     1,093      1,244       1,407          1        151          314
   4          3,439      100,000    100,000    100,000     1,507      1,763       2,050        414        670          958
   5          4,409      100,000    100,000    100,000     1,902      2,292       2,748        809      1,199        1,655
   6          5,428      100,000    100,000    100,000     2,279      2,832       3,506      1,186      1,740        2,413
   7          6,497      100,000    100,000    100,000     2,634      3,382       4,328      1,541      2,289        3,235
   8          7,620      100,000    100,000    100,000     2,968      3,940       5,220      2,074      3,046        4,326
   9          8,799      100,000    100,000    100,000     3,280      4,506       6,190      2,584      3,810        5,494
  10         10,037      100,000    100,000    100,000     3,575      5,089       7,258      3,278      4,792        6,961
  11         11,337      100,000    100,000    100,000     3,874      5,710       8,454      3,676      5,512        8,257
  12         12,702      100,000    100,000    100,000     4,151      6,343       9,765      4,052      6,245        9,666
  13         14,135      100,000    100,000    100,000     4,403      6,987      11,199      4,403      6,987       11,199
  14         15,640      100,000    100,000    100,000     4,627      7,639      12,770      4,627      7,639       12,770
  15         17,220      100,000    100,000    100,000     4,822      8,298      14,492      4,822      8,298       14,492
  16         18,879      100,000    100,000    100,000     4,987      8,964      16,382      4,987      8,964       16,382
  17         20,621      100,000    100,000    100,000     5,121      9,636      18,461      5,121      9,636       18,461
  18         22,450      100,000    100,000    100,000     5,215     10,308      20,743      5,215     10,308       20,743
  19         24,370      100,000    100,000    100,000     5,266     10,975      23,250      5,266     10,975       23,250
  20         26,387      100,000    100,000    100,000     5,279     11,643      26,016      5,279     11,643       26,016
  25         38,086      100,000    100,000    100,000     4,806     15,059      45,066      4,806     15,059       45,066
  30         53,018      100,000    100,000    100,000     3,307     18,600      77,894      3,307     18,600       77,894
  35         72,076           **    100,000    154,134        **     21,335     134,029         **     21,335      134,029
  40         96,398           **    100,000    238,973        **     21,508     227,593         **     21,508      227,593
  45        127,441           **    100,000    403,789        **     16,239     384,561         **     16,239      384,561




---------
 * The amount shown is equal to the Target Premium for the basic policy. If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 1: LEVEL DEATH BENEFIT
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,000    100,000    100,000       191        217         243          0          0            0
   2          1,636      100,000    100,000    100,000       610        681         755          0          0           12
   3          2,516      100,000    100,000    100,000     1,012      1,155       1,309          0         62          216
   4          3,439      100,000    100,000    100,000     1,397      1,638       1,909        304        545          816
   5          4,409      100,000    100,000    100,000     1,762      2,128       2,556        669      1,035        1,463
   6          5,428      100,000    100,000    100,000     2,108      2,626       3,257      1,016      1,534        2,164
   7          6,497      100,000    100,000    100,000     2,433      3,130       4,012      1,340      2,037        2,919
   8          7,620      100,000    100,000    100,000     2,735      3,638       4,828      1,841      2,744        3,934
   9          8,799      100,000    100,000    100,000     3,013      4,148       5,709      2,318      3,453        5,014
  10         10,037      100,000    100,000    100,000     3,268      4,663       6,662      2,971      4,366        6,366
  11         11,337      100,000    100,000    100,000     3,495      5,176       7,691      3,298      4,979        7,493
  12         12,702      100,000    100,000    100,000     3,693      5,687       8,802      3,595      5,588        8,703
  13         14,135      100,000    100,000    100,000     3,862      6,194      10,004      3,862      6,194       10,004
  14         15,640      100,000    100,000    100,000     3,999      6,696      11,304      3,999      6,696       11,304
  15         17,220      100,000    100,000    100,000     4,101      7,188      12,710      4,101      7,188       12,710
  16         18,879      100,000    100,000    100,000     4,167      7,668      14,233      4,167      7,668       14,233
  17         20,621      100,000    100,000    100,000     4,190      8,130      15,881      4,190      8,130       15,881
  18         22,450      100,000    100,000    100,000     4,164      8,567      17,661      4,164      8,567       17,661
  19         24,370      100,000    100,000    100,000     4,085      8,972      19,586      4,085      8,972       19,586
  20         26,387      100,000    100,000    100,000     3,943      9,335      21,664      3,943      9,335       21,664
  25         38,086      100,000    100,000    100,000     2,068     10,225      34,965      2,068     10,225       34,965
  30         53,018           **    100,000    100,000        **      8,260      55,456         **      8,260       55,456
  35         72,076           **         **    102,826        **         **      89,414         **         **       89,414
  40         96,398           **         **    153,325        **         **     146,023         **         **      146,023
  45        127,441           **         **    248,862        **         **     237,012         **         **      237,012




---------
 * The amount shown is equal to the Target Premium for the basic policy. If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*



                                 Death Benefit                    Account Value                    Surrender Value
                         ------------------------------  -------------------------------   -------------------------------
            Premiums      Assuming Hypothetical Gross      Assuming Hypothetical Gross       Assuming Hypothetical Gross
End of    Accumulated     Annual Investment Return of:     Annual Investment Return of:      Annual Investment Return of:
Policy   At 5% Interest  ------------------------------  -------------------------------   -------------------------------
 Year       Per Year     0% Gross  6% Gross   12% Gross  0% Gross   6% Gross   12% Gross   0% Gross   6% Gross    12% Gross
------   --------------  --------  ---------  ---------  ---------  ---------  ----------  ---------  ---------  ------------
   1            798      100,217    100,243    100,270       217        243         270          0          0            0
   2          1,636      100,661    100,735    100,813       661        735         813          0          0           70
   3          2,516      101,089    101,239    101,402     1,089      1,239       1,402          0        146          309
   4          3,439      101,499    101,754    102,040     1,499      1,754       2,040        407        661          947
   5          4,409      101,890    102,277    102,730     1,890      2,277       2,730        797      1,185        1,637
   6          5,428      102,261    102,811    103,478     2,261      2,811       3,478      1,169      1,718        2,385
   7          6,497      102,610    103,350    104,286     2,610      3,350       4,286      1,517      2,257        3,193
   8          7,620      102,937    103,896    105,160     2,937      3,896       5,160      2,043      3,002        4,266
   9          8,799      103,239    104,446    106,105     3,239      4,446       6,105      2,543      3,751        5,410
  10         10,037      103,523    105,010    107,141     3,523      5,010       7,141      3,226      4,714        6,844
  11         11,337      103,809    105,609    108,297     3,809      5,609       8,297      3,612      5,411        8,099
  12         12,702      104,072    106,214    109,555     4,072      6,214       9,555      3,973      6,115        9,456
  13         14,135      104,307    106,824    110,923     4,307      6,824      10,923      4,307      6,824       10,923
  14         15,640      104,512    107,436    112,412     4,512      7,436      12,412      4,512      7,436       12,412
  15         17,220      104,686    108,048    114,031     4,686      8,048      14,031      4,686      8,048       14,031
  16         18,879      104,828    108,659    115,794     4,828      8,659      15,794      4,828      8,659       15,794
  17         20,621      104,937    109,268    117,716     4,937      9,268      17,716      4,937      9,268       17,716
  18         22,450      105,004    109,864    119,803     5,004      9,864      19,803      5,004      9,864       19,803
  19         24,370      105,024    110,443    122,070     5,024     10,443      22,070      5,024     10,443       22,070
  20         26,387      105,004    111,010    124,543     5,004     11,010      24,543      5,004     11,010       24,543
  25         38,086      104,347    113,678    140,921     4,347     13,678      40,921      4,347     13,678       40,921
  30         53,018      102,657    115,901    167,189     2,657     15,901      67,189      2,657     15,901       67,189
  35         72,076           **    116,267    208,609        **     16,267     108,609         **     16,267      108,609
  40         96,398           **    112,306    273,273        **     12,306     173,273         **     12,306      173,273
  45        127,441           **    100,757    374,698        **        757     274,698         **        757      274,698



---------
 * The amount shown is equal to the Target Premium for the basic policy. If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 2: VARIABLE DEATH BENEFIT
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,191   100,216    100,242      191       216        242         0         0           0
   2          1,636      100,608   100,679    100,752      608       679        752         0         0           9
   3          2,516      101,008   101,150    101,304    1,008     1,150      1,304         0        57         211
   4          3,439      101,390   101,629    101,899    1,390     1,629      1,899       297       536         806
   5          4,409      101,751   102,114    102,539    1,751     2,114      2,539       658     1,022       1,447
   6          5,428      102,092   102,606    103,230    2,092     2,606      3,230     1,000     1,513       2,137
   7          6,497      102,411   103,100    103,972    2,411     3,100      3,972     1,318     2,007       2,880
   8          7,620      102,706   103,597    104,772    2,706     3,597      4,772     1,812     2,703       3,878
   9          8,799      102,975   104,093    105,630    2,975     4,093      5,630     2,280     3,398       4,934
  10         10,037      103,220   104,590    106,553    3,220     4,590      6,553     2,923     4,294       6,257
  11         11,337      103,435   105,083    107,545    3,435     5,083      7,545     3,238     4,885       7,348
  12         12,702      103,621   105,569    108,609    3,621     5,569      8,609     3,522     5,470       8,510
  13         14,135      103,774   106,046    109,751    3,774     6,046      9,751     3,774     6,046       9,751
  14         15,640      103,895   106,512    110,977    3,895     6,512     10,977     3,895     6,512      10,977
  15         17,220      103,979   106,962    112,291    3,979     6,962     12,291     3,979     6,962      12,291
  16         18,879      104,025   107,394    113,701    4,025     7,394     13,701     4,025     7,394      13,701
  17         20,621      104,026   107,799    115,207    4,026     7,799     15,207     4,026     7,799      15,207
  18         22,450      103,977   108,169    116,813    3,977     8,169     16,813     3,977     8,169      16,813
  19         24,370      103,872   108,497    118,523    3,872     8,497     18,523     3,872     8,497      18,523
  20         26,387      103,703   108,771    120,337    3,703     8,771     20,337     3,703     8,771      20,337
  25         38,086      101,689   108,985    131,099    1,689     8,985     31,099     1,689     8,985      31,099
  30         53,018           **   105,875    144,726       **     5,875     44,726        **     5,875      44,726
  35         72,076           **        **    160,146       **        **     60,146        **        **      60,146
  40         96,398           **        **    173,984       **        **     73,984        **        **      73,984
  45        127,441           **        **    177,285       **        **     77,285        **        **      77,285




---------
 * The amount shown is equal to the Target Premium for the basic policy. If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING
ILLUSTRATION ASSUMES CURRENT CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      218        244        271        0          0           0
   2          1,636      100,000   100,000    100,000      663        738        815        0          0          72
   3          2,516      100,000   100,000    100,000    1,093      1,244      1,407        1        151         314
   4          3,439      100,000   100,000    100,000    1,507      1,763      2,050      414        670         958
   5          4,409      100,000   100,000    100,000    1,902      2,292      2,748      809      1,199       1,655
   6          5,428      100,000   100,000    100,000    2,279      2,832      3,506    1,186      1,740       2,413
   7          6,497      100,000   100,000    100,000    2,634      3,382      4,328    1,541      2,289       3,235
   8          7,620      100,000   100,000    100,000    2,968      3,940      5,220    2,074      3,046       4,326
   9          8,799      100,000   100,000    100,000    3,280      4,506      6,190    2,584      3,810       5,494
  10         10,037      100,000   100,000    100,000    3,575      5,089      7,258    3,278      4,792       6,961
  11         11,337      100,000   100,000    100,000    3,874      5,710      8,454    3,676      5,512       8,257
  12         12,702      100,000   100,000    100,000    4,151      6,343      9,765    4,052      6,245       9,666
  13         14,135      100,000   100,000    100,000    4,403      6,987     11,199    4,403      6,987      11,199
  14         15,640      100,000   100,000    100,000    4,627      7,639     12,770    4,627      7,639      12,770
  15         17,220      100,000   100,000    100,000    4,822      8,298     14,492    4,822      8,298      14,492
  16         18,879      100,000   100,000    100,000    4,987      8,964     16,382    4,987      8,964      16,382
  17         20,621      100,000   100,000    100,000    5,121      9,636     18,461    5,121      9,636      18,461
  18         22,450      100,000   100,000    100,000    5,215     10,308     20,743    5,215     10,308      20,743
  19         24,370      100,000   100,000    100,000    5,266     10,975     23,250    5,266     10,975      23,250
  20         26,387      100,000   100,000    100,000    5,279     11,643     26,016    5,279     11,643      26,016
  25         38,086      100,000   100,000    100,000    4,806     15,059     45,066    4,806     15,059      45,066
  30         53,018      100,000   100,000    131,364    3,307     18,600     77,182    3,307     18,600      77,182
  35         72,076           **   100,000    195,082       **     21,335    128,886       **     21,335     128,886
  40         96,398           **   100,000    288,875       **     21,508    211,042       **     21,508     211,042
  45        127,441           **   100,000    430,797       **     16,239    341,199       **     16,239     341,199




---------
 * The amount shown is equal to the Target Premium for the basic policy. If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

DEATH BENEFIT OPTION 3: LEVEL DEATH BENEFIT WITH GREATER FUNDING
ILLUSTRATION ASSUMES MAXIMUM CHARGES

MALE, ISSUE AGE 35, STANDARD NONSMOKER UNDERWRITING RISK
FACE AMOUNT: $100,000
$760 PLANNED PREMIUM*


                                 Death Benefit                  Account Value                 Surrender Value
                         -----------------------------  -----------------------------  -----------------------------
            Premiums      Assuming Hypothetical Gross    Assuming Hypothetical Gross    Assuming Hypothetical Gross
End of    Accumulated    Annual Investment Return of:   Annual Investment Return of:   Annual Investment Return of:
Policy   At 5% Interest  -----------------------------  -----------------------------  -----------------------------
 Year       Per Year     0% Gross  6% Gross  12% Gross  0% Gross  6% Gross  12% Gross  0% Gross  6% Gross   12% Gross
------   --------------  --------  --------  ---------  --------  --------  ---------  --------  --------  -----------
   1            798      100,000   100,000    100,000      191        217        243        0          0           0
   2          1,636      100,000   100,000    100,000      610        681        755        0          0          12
   3          2,516      100,000   100,000    100,000    1,012      1,155      1,309        0         62         216
   4          3,439      100,000   100,000    100,000    1,397      1,638      1,909      304        545         816
   5          4,409      100,000   100,000    100,000    1,762      2,128      2,556      669      1,035       1,463
   6          5,428      100,000   100,000    100,000    2,108      2,626      3,257    1,016      1,534       2,164
   7          6,497      100,000   100,000    100,000    2,433      3,130      4,012    1,340      2,037       2,919
   8          7,620      100,000   100,000    100,000    2,735      3,638      4,828    1,841      2,744       3,934
   9          8,799      100,000   100,000    100,000    3,013      4,148      5,709    2,318      3,453       5,014
  10         10,037      100,000   100,000    100,000    3,268      4,663      6,662    2,971      4,366       6,366
  11         11,337      100,000   100,000    100,000    3,495      5,176      7,691    3,298      4,979       7,493
  12         12,702      100,000   100,000    100,000    3,693      5,687      8,802    3,595      5,588       8,703
  13         14,135      100,000   100,000    100,000    3,862      6,194     10,004    3,862      6,194      10,004
  14         15,640      100,000   100,000    100,000    3,999      6,696     11,304    3,999      6,696      11,304
  15         17,220      100,000   100,000    100,000    4,101      7,188     12,710    4,101      7,188      12,710
  16         18,879      100,000   100,000    100,000    4,167      7,668     14,233    4,167      7,668      14,233
  17         20,621      100,000   100,000    100,000    4,190      8,130     15,881    4,190      8,130      15,881
  18         22,450      100,000   100,000    100,000    4,164      8,567     17,661    4,164      8,567      17,661
  19         24,370      100,000   100,000    100,000    4,085      8,972     19,586    4,085      8,972      19,586
  20         26,387      100,000   100,000    100,000    3,943      9,335     21,664    3,943      9,335      21,664
  25         38,086      100,000   100,000    100,000    2,068     10,225     34,965    2,068     10,225      34,965
  30         53,018           **   100,000    100,000       **      8,260     55,456       **      8,260      55,456
  35         72,076           **        **    131,640       **         **     86,972       **         **      86,972
  40         96,398           **        **    180,619       **         **    131,954       **         **     131,954
  45        127,441           **        **    245,230       **         **    194,226       **         **     194,226




---------
 * The amount shown is equal to the Target Premium for the basic policy. If premiums are paid more frequently than annually, the above values shown would be affected.
** Policy lapses unless additional premium payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGE 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME.

                              ADDITIONAL INFORMATION

  This section of the prospectus provides additional detailed information that is not contained in the Basic Information section on pages 3 through 16.


CONTENTS OF THIS SECTION                                      PAGES TO SEE
------------------------                                      ------------
Description of JHVLICO ....................    . .            23
How we support the policy and investment options.             23-24
Procedures for issuance of a policy.......                    24-25
Commencement of investment performance....                    25
How we process certain policy transactions                    25-27
Effects of policy loans...................                    27
Additional information about how certain policy charges work  27-28
How we market the policies................                    28-29
Tax considerations........................                    29-30
Reports that you will receive.............                    31
Voting privileges that you will have......                    31
Changes that JHVLICO can make as to your policy.              31-32
Adjustments we make to death benefits.....                    32
When we pay policy proceeds...............                    32-33
Other details about exercising rights and paying benefits     33
Year 2000 Issues..........................

Legal matters.............................                    33
Registration statement filed with the SEC.                    33
Accounting and actuarial experts..........                    33
Financial statements of JHVLICO and the Account.              33
List of Directors and Executive Officers of JHVLICO           34

 DESCRIPTION OF JHVLICO

  We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia. We began selling variable life insurance policies in 1980.

  We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

  We are a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company ("John Hancock"), a company chartered in Massachusetts in 1862. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. John Hancock's assets are approximately $67 billion and it has invested over $380 million in JHVLICO in connection with our organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

 HOW WE SUPPORT THE POLICY AND INVESTMENT OPTIONS

Separate Account U

  The variable investment options shown on page 1 are in fact subaccounts of Separate Account U (the "Account"), a separate account established by us under Massachusetts law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or JHVLICO.

  The Account's assets are the property of JHVLICO. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us.

  The assets in each subaccount are invested in the corresponding fund of one of the Series Funds, but the assets of one subaccount are not necessarily legally insulated from liabilities associated with another subaccount. New subaccounts may be added as new funds are added to the Series Funds and made available to policy owners. Existing subaccounts may be deleted if existing funds are deleted from the Series Funds.

  We will purchase and redeem Series Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of a Series Fund represent an interest in one of the funds of the Series Fund which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

  On each business day, shares of each fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each fund's net asset value per share determined for that same date. A "business day" is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern Standard Time).

Our general account

  Our obligations under the policy's fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to the fixed investment option will accrue interest daily at an effective annual rate of at least 4% without regard to the actual investment experience of the general account.

  Because of exemptive and exclusionary provisions, interests in our fixed investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment option. Disclosure regarding the fixed investment option may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

 PROCEDURES FOR ISSUANCE OF A POLICY

  Generally, the policy is available with a minimum face amount at issue of $100,000. At the time of issue, the insured person must have an attained age of at least 20 and no more than 75. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

  Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy. The illustrations set forth in this prospectus are sex-distinct and, therefore, may not reflect the rates, charges, or values that would apply to such policies.

Minimum Initial Premium

  The Minimum Initial Premium must be received by us at our Life Servicing Office in order for the policy to be in full force and effect. There is no grace period for the payment of the Minimum Initial Premium. The minimum amount of premium required at the time of policy issue is equal to three monthly Guaranteed Death Benefit Premiums (see "Guaranteed death benefit feature" in the Basic Information section of this prospectus). However, if an owner has chosen to pay premiums on a monthly basis, the minimum amount required is only equal to one monthly Guaranteed Death Benefit Premium.

Commencement of insurance coverage

  After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's rate class should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under "Temporary insurance coverage prior to policy delivery" on page 25).

  The policy will take effect only if all of the following conditions are satisfied:

 . The policy is delivered to and received by the applicant.

 . The Minimum Initial Premium is received by us.

 . Each insured person is living and still meets our health criteria for issuing insurance.

 If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "date of issue." That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.

Backdating

  In order to preserve a younger age at issue for the insured person, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as "backdating" and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.

  The conditions for coverage described above under "Commencement of insurance coverage" must still be satisfied, but in a backdating situation the policy takes effect retroactively. Backdating results in a lower insurance charge (because of the insured person's younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.

Temporary coverage prior to policy delivery

  If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.

Monthly deduction dates

  Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.

 COMMENCEMENT OF INVESTMENT PERFORMANCE

  All premium payments will be allocated among the investment options you have chosen as soon as they are processed.

 HOW WE PROCESS CERTAIN POLICY TRANSACTIONS

Premium payments

  We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:

  (1) We will process a payment received prior to a policy's date of issue as if received on the date of issue.

  (2) If the Minimum Initial Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum Initial Premium is received.

  (3) We will process the portion of any premium payment for which we require evidence of the insured person's continued insurability only after we have received such evidence and found it satisfactory to us.

  (4) If we receive any premium payment that will cause a policy to become a modified endowment or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:

 . The tax problem resolves itself prior to the date the refund is to be made; or

 . The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the

 . The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the

  The account value, the surrender value, and any death benefit above the face amount are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and

  The charges otherwise applicable may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the

  The policies are also sold through other registered broker-dealers that have entered into selling agreements with Signator and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their

  In the past, the United States Treasury Department has stated that it anticipated issuing guidelines prescribing circumstances in which the

  The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be

  The voting privileges described in this prospectus reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which your policy belongs from the Account to another separate account or subaccount, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, an affiliate or John Hancock, (3) to deregister the Account under the 1940 Act, (4) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. We would notify owners of any of the foregoing changes

 OTHER DETAILS ABOUT EXERCISING RIGHTS AND PAYING BENEFITS

Joint ownership

  If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Assigning your policy

  You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.

Your beneficiary

  You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person's lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

 YEAR 2000 ISSUES

  The advent of the Year 2000 presents a technological challenge to JHVLICO. In close cooperation with John Hancock Mutual Life Insurance Company, its parent, JHVLICO has developed and is executing a plan to modify or replace significant portions of JHVLICO's computer information and automated technologies so that its systems will function properly with respect to dates in the year 2000 and
thereafter.   The plan also involves coordination and testing with business partners to ensure that external factors do not adversely impact JHVLICO's systems. JHVLICO presently believes that with modifications to existing systems and conversions to new technologies, the year 2000 will not pose significant operational problems for its computer systems. However, if certain modifications and conversions are not made, or are not completed on time, the year 2000 issue could have an adverse impact on the operations of JHVLICO.

  JHVLICO has substantially completed the process of remediating its systems and expects the compliance testing component of the project to be substantially complete by June, 1999. This completion target was derived utilizing numerous assumptions of future events, including availability of certain resources and other factors. However, there can be no guarantee that this estimate will be achieved, that these steps will be sufficient or that actual results may not differ materially from those anticipated. For more information about the impact of year 2000, please refer to Note 12 of the Notes to Statutory-Basis Financial Statements of John Hancock Variable Life Insurance Company included in this prospectus.



 LEGAL MATTERS

  The legal validity of the policies described in this prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised us on certain Federal securities law matters in connection with the policies.

 REGISTRATION STATEMENT FILED WITH THE SEC

  This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be

  This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be

               LIST OF DIRECTORS AND EXECUTIVE OFFICERS OF JHVLICO

  The Directors and Executive Officers of JHVLICO and their principal occupations during the past five years are as follows:


Directors               Principal Occupations
---------               ---------------------
David F. D'Alessandro   Chairman of the Board and Chief Executive Officer of
                        JHVLICO; President and Chief Operating Officer, John
                        Hancock Mutual Life Insurance Company.
Michele G. Van Leer     Vice Chairman of the Board and President of JHVLICO;
                        Senior Vice President, John Hancock Mutual Life
                        Insurance Company.
Joseph A. Tomlinson     Director and Vice President of JHVLICO; Vice President,
                        John Hancock Mutual Life Insurance Company.
Ronald J. Bocage        Director, Vice President and Counsel of JHVLICO; Vice
                        President and Counsel, John Hancock Mutual Life
                        Insurance Company.
Thomas J. Lee           Director of JHVLICO; Vice President, John Hancock
                        Mutual Life Insurance Company.
Robert R. Reitano       Director of JHVLICO; Vice President, John Hancock
                        Mutual Life Insurance Company.
Malcolm Cheung          Director of JHVLICO; Second Vice President, John
                        Hancock Mutual Life Insurance Company
Robert S. Paster        Director of JHVLICO; Second Vice President, John
                        Hancock Mutual Life Insurance Company.
Barbara L. Luddy        Director and Actuary of JHVLICO; Second Vice President,
                        John Hancock Mutual Life Insurance Company.
Daniel L. Ouellette     Vice President, Marketing, of JHVLICO; Vice President,
                        John Hancock Mutual Life Insurance Company.
Patrick F. Smith        Controller of JHVLICO; Assistant Controller, John
                        Hancock Mutual Life Insurance Company.



  The business address of all Directors and officers of JHVLICO is John Hancock Place, Boston, Massachusetts 02117.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Directors and Policyholders John Hancock Variable Life Insurance Company

  We have audited the accompanying statutory-basis statements of financial position of John Hancock Variable Life Insurance Company as of December 31, 1998 and 1997, and the related statutory-basis statements of operations and unassigned deficit and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

  In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of John Hancock Variable Life Insurance Company at December 31, 1998 and 1997, or the results of its operations or its cash flows for the years then ended.

  Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Variable Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance.


                                                          ERNST & YOUNG LLP


Boston, Massachusetts
February 19, 1999

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF FINANCIAL POSITION


                                                             December 31
                                                         --------------------
                                                           1998        1997
                                                         ---------  -----------
                                                            (In millions)
ASSETS
Bonds--Note 6  . . . . . . . . . . . . . . . . . . . .   $1,185.8    $1,092.7
Preferred stocks . . . . . . . . . . . . . . . . . . .       36.5        17.2
Common stocks  . . . . . . . . . . . . . . . . . . . .        3.1         2.3
Investment in affiliates . . . . . . . . . . . . . . .       81.7        79.1
Mortgage loans on real estate--Note 6  . . . . . . . .      388.1       273.9
Real estate  . . . . . . . . . . . . . . . . . . . . .       41.0        39.9
Policy loans . . . . . . . . . . . . . . . . . . . . .      137.7       106.8
Cash items:
  Cash in banks  . . . . . . . . . . . . . . . . . . .       11.4        83.1
  Temporary cash investments . . . . . . . . . . . . .        8.5        60.1
                                                         --------    --------
                                                             19.9       143.2
Premiums due and deferred  . . . . . . . . . . . . . .       32.7        33.8
Investment income due and accrued  . . . . . . . . . .       29.8        24.7
Other general account assets . . . . . . . . . . . . .       47.5        16.8
Assets held in separate accounts . . . . . . . . . . .    6,595.2     4,691.1
                                                         --------    --------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . .   $8,599.0    $6,521.5
                                                         ========    ========
OBLIGATIONS AND STOCKHOLDER'S EQUITY
OBLIGATIONS
  Policy reserves  . . . . . . . . . . . . . . . . . .   $1,652.0    $1,124.3
  Federal income and other taxes payable--Note 1 . . .       44.3        36.1
  Other general account obligations  . . . . . . . . .      150.9       481.9
  Transfers from separate accounts, net  . . . . . . .     (190.3)     (146.8)
  Asset valuation reserve--Note 1  . . . . . . . . . .       21.9        18.6
  Obligations related to separate accounts . . . . . .    6,589.4     4,685.7
                                                         --------    --------
TOTAL OBLIGATIONS  . . . . . . . . . . . . . . . . . .    8,268.2     6,199.8
STOCKHOLDER'S EQUITY
  Common Stock, $50 par value; authorized 50,000
    shares; issued and outstanding 50,000 shares . . .        2.5         2.5
  Paid-in capital  . . . . . . . . . . . . . . . . . .      377.5       377.5
  Unassigned deficit . . . . . . . . . . . . . . . . .      (49.2)      (58.3)
                                                         --------    --------
TOTAL STOCKHOLDER'S EQUITY . . . . . . . . . . . . . .      330.8       321.7
                                                         --------    --------
TOTAL OBLIGATIONS AND STOCKHOLDER'S EQUITY . . . . . .   $8,599.0    $6,521.5
                                                         ========    ========



The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF OPERATIONS AND UNASSIGNED DEFICIT


                                                      Year ended December 31
                                                     -----------------------
                                                        1998          1997
                                                     -----------  -------------
                                                          (In millions)
INCOME
  Premiums . . . . . . . . . . . . . . . . . . . .    $1,272.3      $  872.7
  Net investment income--Note 3  . . . . . . . . .       122.8          89.7
  Other, net . . . . . . . . . . . . . . . . . . .       618.1         449.1
                                                      --------      --------
                                                       2,013.2       1,411.5
BENEFITS AND EXPENSES
  Payments to policyholders and beneficiaries  . .       301.4         264.0
  Additions to reserves to provide for future
    payments to policyholders and beneficiaries  .     1,360.2         826.2
  Expenses of providing service to policyholders
    and obtaining new insurance
    --Note 5 . . . . . . . . . . . . . . . . . . .       274.2         233.2
  State and miscellaneous taxes  . . . . . . . . .        28.1          19.1
                                                      --------      --------
                                                       1,963.9       1,342.5
                                                      --------      --------
     GAIN FROM OPERATIONS BEFORE FEDERAL INCOME
      TAXES AND NET REALIZED CAPITAL LOSSES  . . .        49.3          69.0
Federal income taxes--Note 1 . . . . . . . . . . .        33.1          38.5
                                                      --------      --------
     GAIN FROM OPERATIONS BEFORE NET REALIZED
      CAPITAL
      LOSSES . . . . . . . . . . . . . . . . . . .        16.2          30.5
Net realized capital losses--Note 4  . . . . . . .        (0.6)         (3.0)
                                                      --------      --------
     NET INCOME  . . . . . . . . . . . . . . . . .        15.6          27.5
Unassigned deficit at beginning of year  . . . . .       (58.3)        (96.9)
Net unrealized capital (losses) gains and other
 adjustments--Note 4 . . . . . . . . . . . . . . .        (6.0)          5.0
Other reserves and adjustments . . . . . . . . . .        (0.5)          6.1
                                                      --------      --------
UNASSIGNED DEFICIT AT END OF YEAR  . . . . . . . .    $  (49.2)     $  (58.3)
                                                      ========      ========



The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

STATUTORY-BASIS STATEMENTS OF CASH FLOWS


                                                      Year ended December 31
                                                      -----------------------
                                                         1998          1997
                                                      -----------  ------------
                                                           (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Insurance premiums  . . . . . . . . . . . . . . .    $1,275.3      $ 877.0
  Net investment income . . . . . . . . . . . . . .       118.2         89.9
  Benefits to policyholders and beneficiaries . . .      (275.5)      (245.2)
  Dividends paid to policyholders . . . . . . . . .       (22.3)       (18.7)
  Insurance expenses and taxes  . . . . . . . . . .      (296.9)      (267.2)
  Net transfers to separate accounts  . . . . . . .      (874.4)      (715.2)
  Other, net  . . . . . . . . . . . . . . . . . . .       551.3        408.9
                                                       --------      -------
     NET CASH PROVIDED FROM OPERATIONS  . . . . . .       475.7        129.5
                                                       --------      -------
CASH FLOWS USED IN INVESTING ACTIVITIES:
  Bond purchases  . . . . . . . . . . . . . . . . .      (618.8)      (621.6)
  Bond sales  . . . . . . . . . . . . . . . . . . .       340.7        197.3
  Bond maturities and scheduled redemptions . . . .       111.8         34.1
  Bond prepayments  . . . . . . . . . . . . . . . .        76.5         51.6
  Stock purchases . . . . . . . . . . . . . . . . .       (23.4)       (15.7)
  Proceeds from stock sales . . . . . . . . . . . .         1.9          6.7
  Real estate purchases . . . . . . . . . . . . . .        (4.2)        (1.3)
  Real estate sales . . . . . . . . . . . . . . . .         2.1          0.4
  Other invested assets purchases . . . . . . . . .         0.0         (1.0)
  Proceeds from the sale of other invested assets .         0.0          0.3
  Mortgage loans issued . . . . . . . . . . . . . .      (145.5)       (94.5)
  Mortgage loan repayments  . . . . . . . . . . . .        33.2         32.4
  Other, net  . . . . . . . . . . . . . . . . . . .      (435.2)       393.1
                                                       --------      -------
     NET CASH USED IN INVESTING ACTIVITIES  . . . .      (660.9)       (18.2)
                                                       --------      -------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Net increase in short-term note payable . . . . .        61.9          0.0
                                                       --------      -------
     NET CASH PROVIDED FROM FINANCING ACTIVITIES  .        61.9          0.0
                                                       --------      -------
(DECREASE) INCREASE IN CASH AND TEMPORARY CASH
 INVESTMENTS. . . . . . . . . . . . . . . . . . . .      (123.3)       111.3
Cash and temporary cash investments at beginning of
 year . . . . . . . . . . . . . . . . . . . . . . .       143.2         31.9
                                                       --------      -------
CASH AND TEMPORARY CASH INVESTMENTS AT END OF YEAR     $   19.9      $ 143.2
                                                       ========      =======



The accompanying notes are an integral part of the statutory-basis financial statements.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES

John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Company, domiciled in the Commonwealth of Massachusetts, principally writes variable and universal life insurance policies. Those policies primarily are marketed through John Hancock's sales organization, which includes a career agency system composed of company-owned, unionized branch offices and independent general agencies. Policies also are sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation: The financial statements have been prepared using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance and in conformity with the practices of the National Association of Insurance Commissioners (NAIC), which practices differ from generally accepted accounting principles (GAAP).

The significant differences from GAAP include: (1) policy acquisition costs are charged to expense as incurred rather than deferred and amortized over the related premium-paying period; (2) policy reserves are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience; (3) certain assets designated as "nonadmitted assets" are excluded from the balance sheet by direct charges to surplus; (4) reinsurance recoverables are netted against reserves and claim liabilities rather than reflected as an asset; (5) bonds held as available for sale are recorded at amortized cost or market value as determined by the NAIC rather than at fair value; (6) an Asset Valuation Reserve and Interest Maintenance Reserve as prescribed by the NAIC are not calculated under GAAP. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis as incurred and investment valuation allowances are provided when there has been a decline in value deemed other than temporary; (7) investments in affiliates are carried at their net equity value with changes in value being recorded directly to unassigned deficit rather than consolidated in the financial statements; (8) no provision is made for the deferred income tax effects of temporary differences between book and tax basis reporting; and (9) certain items, including modifications to required policy reserves resulting from changes in actuarial assumptions, are recorded directly to unassigned deficit rather than being reflected in income. The effects of the foregoing variances from GAAP have not been determined but are presumed to be material.

The significant accounting practices of the Company are as follows:

Pending Statutory Standards: During March 1998, the NAIC adopted the codification of statutory accounting practices, which is effective in 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before codification becomes effective for the Company, the Massachusetts Division of Insurance must adopt codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Division of Insurance. The impact of any such changes on the Company's unassigned deficit is not expected to be material.

Revenues and Expenses: Premium revenues are recognized over the premium-paying period of the policies whereas expenses, including the acquisition costs of new business, are charged to operations as incurred and policyholder dividends are provided as paid or accrued.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Cash and Temporary Cash Investments: Cash includes currency on hand and demand deposits with financial institutions. Temporary cash investments are short-term, highly-liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of changes in value because of changes in interest rates.

Valuation of Assets: General account investments are carried at amounts determined on the following bases:

  Bond and stock values are carried as prescribed by the NAIC; bonds generally at amortized amounts or cost, preferred stocks generally at cost and common stocks at fair value. The discount or premium on bonds is amortized using the interest method.

  Investments in affiliates are included on the statutory equity method.

  Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from broker dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for interest-only securities, which are valued using the prospective method.

  The net interest effect of interest rate and currency rate swap transactions is recorded as an adjustment of interest income as incurred. The initial cost of interest rate cap agreements is amortized to net investment income over the life of the related agreement. Gains and losses on financial futures contracts used as hedges against interest rate fluctuations are deferred and recognized in income over the period being hedged.

  Mortgage loans are carried at outstanding principal balance or amortized cost.

  Investment real estate is carried at depreciated cost, less encumbrances. Depreciation on investment real estate is recorded on a straight-line basis. Accumulated depreciation amounted to $3.0 million in 1998 and $2.1 million in 1997.

  Real estate acquired in satisfaction of debt and real estate held for sale are carried at the lower of cost or fair value.

  Policy loans are carried at outstanding principal balance, not in excess of policy cash surrender value.

Asset Valuation and Interest Maintenance Reserves: The Asset Valuation Reserve
(AVR) is computed in accordance with the prescribed NAIC formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to the unassigned deficit.

The Company also records the NAIC prescribed Interest Maintenance Reserve (IMR) that represents that portion of the after tax net accumulated unamortized realized capital gains and losses on sales of fixed income securities, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Such gains and losses are deferred and amortized into income over the remaining expected lives of the investments sold. At December 31, 1998, the IMR, net of 1998 amortization of $2.4 million, amounted to $10.7 million, which is included in policy reserves. The corresponding 1997 amounts were $1.2 million and $7.8 million, respectively.

Goodwill: The excess of cost over the statutory book value of the net assets of life insurance business acquired was $11.4 million and $13.1 million at December 31, 1998 and 1997, respectively, and generally is amortized over a ten-year period using a straight-line method.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Separate Accounts: Separate account assets and liabilities reported in the accompanying statements of financial position represent funds that are separately administered, principally for variable life insurance policies, and for which the contractholder, rather than the Company, generally bears the investment risk. Separate account obligations are intended to be satisfied from separate account assets and not from assets of the general account. Separate accounts generally are reported at fair value. The operations of the separate accounts are not included in the statement of operations; however, income earned on amounts initially invested by the Company in the formation of new separate accounts is included in other income.

Fair Value Disclosure of Financial Instruments: Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments, whether or not recognized in the statement of financial position, for which it is practicable to estimate the value. In situations where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. See Note 11.

The methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments are as follows:

  The carrying amounts reported in the statement of financial position for cash and temporary cash investments approximate their fair values.

  Fair values for public bonds are obtained from an independent pricing service. Fair values for private placement securities and publicly traded bonds not provided by the independent pricing service are estimated by the Company by discounting expected future cash flows using current market rates applicable to the yield, credit quality and maturity of the investments.

  The fair values for common and preferred stocks, other than its subsidiary investments, which are carried at equity values, are based on quoted market prices.

  Fair values for futures contracts are based on quoted market prices. Fair values for interest rate swap, cap agreements, and currency swap agreements are based on current settlement values. The current settlement values are based on brokerage quotes that utilize pricing models or formulas using current assumptions.

  The fair value for mortgage loans is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the underlying loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations.

  The carrying amount in the statement of financial position for policy loans approximates their fair value.

  The fair value for outstanding commitments to purchase long-term bonds and issue real estate mortgages is estimated using a discounted cash flow method incorporating adjustments for the difference in the level of interest rates between the dates the commitments were made and December 31, 1998.

Capital Gains and Losses: Realized capital gains and losses are determined using the specific identification method. Realized capital gains and losses, net of taxes and amounts transferred to the IMR, are included in net gain or loss. Unrealized gains and losses, which consist of market value and book value adjustments, are shown as adjustments to the unassigned deficit.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1--NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING PRACTICES--CONTINUED

Policy Reserves: Life reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Commonwealth of Massachusetts Division of Insurance. Reserves for variable life insurance policies are maintained principally on the modified preliminary term method using the 1958 and 1980 Commissioner's Standard Ordinary (CSO) mortality tables, with an assumed interest rate of 4% for policies issued prior to May 1, 1983 and4 1/2% for policies issued on or thereafter. Reserves for single premium policies are determined by the net single premium method using the 1958 CSO mortality table, with an assumed interest rate of 4%. Reserves for universal life policies issued prior to 1985 are equal to the gross account value which at all times exceeds minimum statutory requirements. Reserves for universal life policies issued from 1985 through 1988 are maintained at the greater of the Commissioner's Reserve Valuation Method (CRVM) using the 1958 CSO mortality table, with 4 1/2% interest or the cash surrender value. Reserves for universal life policies issued after 1988 and for flexible variable policies are maintained using the greater of the cash surrender value or the CRVM method with the 1980 CSO mortality table and5 1/2% interest for policies issued from 1988 through 1992; 5% interest for policies issued in 1993 and 1994; and4 1/2% interest for policies issued in 1995 through 1998.

Federal Income Taxes: Federal income taxes are reported in the financial statements based on amounts determined to be payable as a result of operations within the current accounting period. The operations of the Company are consolidated with John Hancock in filing a consolidated federal income tax return basis for the affiliated group. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments. The Company made payments of $38.2 million in 1998 and $29.6 million in 1997.

Income before taxes differs from taxable income principally due to tax-exempt investment income, the limitation placed on the tax deductibility of policyholder dividends, accelerated depreciation, differences in policy reserves for tax return and financial statement purposes, capitalization of policy acquisition expenses for tax purposes and other adjustments prescribed by the Internal Revenue Code.

Amounts for disputed tax issues relating to the prior years are charged or credited directly to policyholders' contingency reserve.

Adjustments to Policy Reserves: From time to time, the Company finds it appropriate to modify certain required policy reserves because of changes in actuarial assumptions. Reserve modifications resulting from such determinations are recorded directly to stockholder's equity. During 1997, the Company refined certain actuarial assumptions inherent in the calculation of reserves related to AIDS claims under individual life insurance policies resulting in a $6.4 million increase in stockholder's equity at December 31, 1997. No additional refinements were made during 1998.

Reinsurance: Premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies have been reported as a reduction of premium income. Amounts applicable to reinsurance ceded for future policy benefits, unearned premium reserves and claim liabilities have been reported as reductions of these items.

Reclassification: Certain 1997 amounts have been reclassified to conform to the 1998 presentation.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 2--ACQUISITION

On June 23, 1993, the Company acquired all of the outstanding shares of stock of Colonial Penn Annuity and Life Insurance Company (CPAL) from Colonial Penn Life Insurance Company for an aggregate purchase price of approximately $42.5 million. At the date of acquisition, assets of CPAL were approximately $648.5 million, consisting principally of cash and temporary cash investments and liabilities were approximately $635.2 million, consisting principally of reserves related to a block of interest sensitive single-premium whole life insurance business assumed by CPAL from Charter National Life Insurance Company (Charter). The purchase price includes contingent payments of up to approximately $7.3 million payable between 1994 and 1998 based on the actual lapse experience of the business in force on June 23, 1993. The Company made contingent payments to CPAL of $1.5 million during 1998 and 1997.

On June 24, 1993, the Company contributed $24.6 million in additional capital to CPAL. CPAL was renamed John Hancock Life Insurance Company of America (JHLICOA) on July 7, 1993. JHLICOA was subsequently renamed Investors Partner Life Company
(IPL) on March 5, 1998. IPL manages the business assumed from Charter and does not currently issue new business.

NOTE 3--NET INVESTMENT INCOME

Investment income has been reduced by the following amounts:


                                                               1998      1997
                                                              -------  --------
                                                               (In millions)
Investment expenses . . . . . . . . . . . . . . . . . . . .    $ 8.3     $5.0
Interest expense  . . . . . . . . . . . . . . . . . . . . .      2.4      0.7
Depreciation expense  . . . . . . . . . . . . . . . . . . .      0.8      1.1
Investment taxes  . . . . . . . . . . . . . . . . . . . . .      0.7      0.4
                                                               -----     ----
                                                               $12.2     $7.2
                                                               =====     ====



NOTE 4--NET CAPITAL GAINS (LOSSES) AND OTHER ADJUSTMENTS

Net realized capital gains (losses) consist of the following items:


                                                               1998     1997
                                                               ------  --------
                                                               (In millions)
Net gains from asset sales . . . . . . . . . . . . . . . . .   $ 7.6    $ 0.8
Capital gains tax  . . . . . . . . . . . . . . . . . . . . .    (2.9)    (0.7)
Net capital gains transferred to IMR . . . . . . . . . . . .    (5.3)    (3.1)
                                                               -----    -----
  Net Realized Capital Losses  . . . . . . . . . . . . . . .   $(0.6)   $(3.0)
                                                               =====    =====



Net unrealized capital (losses) gains and other adjustments consist of the following items:


                                                           1998         1997
                                                      ---------------  --------
                                                           (In millions)
Net (losses) gains from changes in security values
 and book value adjustments . . . . . . . . . . . .   $         (2.7)   $ 7.0
Increase in asset valuation reserve . . . . . . . .             (3.3)    (2.0)
                                                      --------------    -----
  Net Unrealized Capital (Losses) Gains and Other
    Adjustments . . . . . . . . . . . . . . . . . .   $         (6.0)   $ 5.0
                                                      ==============    =====

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 5--TRANSACTIONS WITH PARENT

The Company's Parent provides the Company with personnel, property and facilities in carrying out certain of its corporate functions. The Parent annually determines a fee for these services and facilities based on a number of criteria which were revised in 1998 and 1997 to reflect continuing changes in the Company's operations. The amount of the service fee charged to the Company was $157.5 million and $123.6 million in 1998 and 1997, respectively, which has been included in insurance and investment expenses. The Parent has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's stockholder's equity from declining below $1.0 million.

The service fee charged to the Company by the Parent includes $0.7 million and $0.9 million in 1998 and 1997, respectively, representing the portion of the provision for retiree benefit plans determined under the accrual method, including a provision for the 1993 transition liability which is being amortized over twenty years, that was allocated to the Company.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 1998 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred $4.9 million and $22.0 million of cash for tax, commission, and expense allowances to the Company, which increased the Company's net gain from operations by $22.2 million and $10.1 million in 1998 and 1997, respectively.

The Company also has a modified coinsurance agreement with John Hancock to reinsure 50% of 1995 through 1998 issues of certain retail annuity contracts (Independence Preferred and Declaration). In connection with this agreement, the Company received a net cash payment of $12.7 million in 1998 and made a net cash payment of $1.1 million in 1997 for surrender benefits, tax, reserve increase, commission, expense allowances and premium. This agreement increased the Company's net gain from operations by $8.4 million and $9.8 million in 1998 and 1997, respectively.

Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 110% of expected mortality claims in 1998 and 1997 for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $1.0 million in 1998 and transferred $2.4 million in 1997 of cash for mortality claims to the Company, which decreased by $0.5 million and increased by $1.3 million the Company's net gain from operations in 1998 and 1997, respectively.

At December 31, 1998, the Company had outstanding a short-term note of $61.9 million payable to an affiliate at a variable rate of interest. The note is part of a revolving line of credit. Interest paid in 1998 was $2.9 million. The note is included in other general account obligations.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 6--INVESTMENTS

The statement value and fair value of bonds are shown below:


                                               Gross       Gross
                                  Statement  Unrealized  Unrealized     Fair
       December 31, 1998            Value      Gains       Losses      Value
       -----------------          ---------  ----------  ----------  ----------
                                                 (In millions)
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies  . .   $    5.1     $ 0.1       $ 0.0      $    5.2
Obligations of states and
 political subdivisions . . . .        3.2       0.3         0.0           3.5
Corporate securities  . . . . .      925.2      50.4        15.0         960.6
Mortgage-backed securities  . .      252.3      10.0         0.1         262.2
                                  --------     -----       -----      --------
  Total bonds . . . . . . . . .   $1,185.8     $60.8       $15.1      $1,231.5
                                  ========     =====       =====      ========




              December 31, 1997
              -----------------
U.S. Treasury securities and obligations of
 U.S. government corporations and agencies .   $254.5  $ 0.2  $0.1    $  254.6
Obligations of states and political
 subdivisions. . . . . . . . . . . . . . . .     12.1    1.0   0.0        13.1
Debt securities issued by foreign governments     0.2    0.0   0.0         0.2
Corporate securities . . . . . . . . . . . .    712.7   43.9   2.7       753.9
Mortgage-backed securities . . . . . . . . .    113.2    3.5   0.0       116.7
                                               ------  -----  ----    --------
  Total bonds  . . . . . . . . . . . . . . .   $254.5  $48.6  $2.8    $1,138.5
                                               ======  =====  ====    ========



The statement value and fair value of bonds at December 31, 1998, by contractual maturity, are shown below. Maturities will differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.


                                                          Statement     Fair
                                                            Value      Value
                                                          ---------  ----------
                                                             (In millions)
Due in one year or less . . . . . . . . . . . . . . . .   $   57.3    $   59.1
Due after one year through five years . . . . . . . . .      283.4       294.1
Due after five years through ten years  . . . . . . . .      374.9       388.7
Due after ten years . . . . . . . . . . . . . . . . . .      217.9       227.4
                                                          --------    --------
                                                             933.5       969.3
Mortgage-backed securities  . . . . . . . . . . . . . .      252.3       262.2
                                                          --------    --------
                                                          $1,185.8    $1,231.5
                                                          ========    ========



Gross gains of $3.4 million in 1998 and $1.1 million in 1997 and gross losses of $0.7 million in 1998 and $4.5 million in 1997 were realized from the sale of bonds.

At December 31, 1998, bonds with an admitted asset value of $8.6 million were on deposit with state insurance departments to satisfy regulatory requirements.

The cost of common stocks was $2.1 million and $0.0 million at December 31, 1998 and 1997, respectively. At December 31, 1998, gross unrealized appreciation on common stocks totaled $1.3 million, and gross unrealized

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 6--INVESTMENTS--CONTINUED

depreciation totaled $0.3 million. The fair value of preferred stock totaled $36.5 million at December 31, 1998 and $17.2 million at December 31, 1997.

Bonds with amortized cost of $0.9 million were non-income producing for the twelve months ended December 31, 1998.

At December 31, 1998, the mortgage loan portfolio was diversified by geographic region and specific collateral property type as displayed below. The Company controls credit risk through credit approvals, limits and monitoring procedures.


                          Statement                    Geographic           Statement
    Property Type           Value                    Concentration            Value
    -------------         ---------                  -------------          ---------
                        (In millions)                                     (In millions)
Apartments  . . . . .      $106.4                East North Central  .       $ 56.4
Hotels  . . . . . . .         9.6                East South Central  .          0.9
Industrial  . . . . .        71.9                Middle Atlantic . . .         26.2
Office buildings  . .        78.2                Mountain  . . . . . .         27.5
Retail  . . . . . . .        29.6                New England . . . . .         36.9
Agricultural  . . . .        71.5                Pacific . . . . . . .         96.4
Other . . . . . . . .        20.9                South Atlantic  . . .         83.8
                                                 West North Central  .         13.1
                                                 West South Central  .         43.3
                                                 Other . . . . . . . .          3.6
                           ------                                            ------
                                            -----
                           $388.1                                            $388.1
                           ======                                            ======



At December 31, 1998, the fair values of the commercial and agricultural mortgage loans portfolios were $331.3 million and $70.0 million, respectively. The corresponding amounts as of December 31, 1997 were approximately $243.8 million and $42.0 million, respectively.

The maximum and minimum lending rates for mortgage loans during 1998 were 9.19% and 6.82% for agricultural loans and 8.88% and 6.56% for other properties. Generally, the maximum percentage of any loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. For city mortgages, fire insurance is carried on all commercial and residential properties at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the building, except as permitted by regulations of the Federal Housing Commission on loans fully insured under the provisions of the National Housing Act. For agricultural mortgage loans, fire insurance is not normally required on land based loans except in those instances where a building is critical to the farming operation. Fire insurance is required on all agri-business facilities in an aggregate amount equal to the loan balance.

NOTE 7--REINSURANCE

The Company cedes business to reinsurers to share risks under variable life, universal life and flexible variable life insurance policies for the purpose of reducing exposure to large losses. Premiums, benefits and reserves ceded to reinsurers in 1998 were $590.2 million, $21.5 million, and $8.2 million, respectively. The corresponding amounts in 1997 were $427.4 million, $18.3 million, and $10.1 million, respectively.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7--REINSURANCE--CONTINUED

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

Neither the Company, nor any of its related parties, control, either directly or indirectly, any external reinsurers with which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 1998 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

NOTE 8--FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

The notional amounts, carrying values and estimated fair values of the Company's derivative instruments were as follows at December 31:


                                                         Assets (Liabilities)
                         Number of Contracts/   ---------------------------------------
                           Notional Amounts             1998                 1997
                        ---------------------   ---------------------  ----------------
                                                 Carrying     Fair     Carrying    Fair
                           1998        1997       Value      Value      Value      Value
                        ----------  ----------  ----------  ---------  --------  --------
                                                ($ In millions)
Futures contracts to
 sell securities  . .        947         367      $(0.5)     $ (0.5)    $(0.4)    $(0.4)
Interest rate swap
 agreements . . . . .     $365.0      $245.0         --       (17.7)       --      (7.8)
Interest rate cap
 agreements . . . . .       89.4        89.4        3.1         3.1       1.4       1.4
Currency rate swap
 agreements . . . . .       15.8        14.3         --        (3.3)       --      (2.1)



The Company uses futures contracts, interest rate swap, cap agreements, and currency rate swap agreements for other than trading purposes to hedge and manage its exposure to changes in interest rate levels, foreign exchange rate fluctuations and to manage duration mismatch of assets and liabilities.

The futures contracts expire in 1999. The interest rate swap agreements expire in 1999 to 2009. The interest rate cap agreements expire in 2006 to 2007. The currency rate swap agreements expire in 2006 to 2009.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform to the terms of the contract. The Company continually monitors its position and the credit ratings of the counterparties to these derivative instruments. To limit exposure associated with counterparty nonperformance on interest rate and currency swap agreements, the Company enters into master netting agreements with its counterparties. The Company believes the risk of incurring losses due to nonperformance by its counterparties is remote and that such losses, if any, would be immaterial. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9--POLICY RESERVES, POLICYHOLDERS' AND BENEFICIARIES' FUNDS AND OBLIGATIONS RELATED TO SEPARATE ACCOUNTS

The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal, with and without adjustment, are summarized as follows:


                                                   December 31, 1998   Percent
                                                   -----------------  ---------
                                                     (In millions)
Subject to discretionary withdrawal (with
 adjustment)
  With market value adjustment . . . . . . . . .       $    0.9          0.1%
  At book value less surrender charge  . . . . .        1,677.9         88.8
                                                       --------        -----
     Total with adjustment . . . . . . . . . . .        1,678.8         88.9
Subject to discretionary withdrawal at book value
 (without adjustment)  . . . . . . . . . . . . .          203.6         10.8
Not subject to discretionary withdrawal--general
 account . . . . . . . . . . . . . . . . . . . .            6.5          0.3
                                                       --------        -----
     Total annuity reserves and deposit
      liabilities. . . . . . . . . . . . . . . .       $1,888.9        100.0%
                                                       ========        =====



NOTE 10--COMMITMENTS AND CONTINGENCIES

The Company has extended commitments to purchase long-term bonds and issue real estate mortgages totaling $5.9 million and $24.8 million, respectively, at December 31, 1998. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. If funded, loans related to real estate mortgages would be fully collateralized by the related properties. The estimated fair value of the commitments described above is $32.1 million at December 31, 1998. The majority of these commitments expire in 1999.

In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 1998. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 11--FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and fair values of the Company's financial instruments:


                                           Year Ended December 31
                               ---------------------------------------------
                                         1998                    1997
                               -----------------------   -------------------
                                Carrying       Fair      Carrying      Fair
                                  Amount      Value       Amount      Value
                               -----------  -----------  ---------  -----------
                                               (In millions)
Assets
  Bonds--Note 6  . . . . . .    $1,185.8     $1,231.5    $1,092.7    $1,138.5
  Preferred stocks--Note 6 .        36.5         36.5        17.2        17.2
  Common stocks--Note 6  . .         3.1          3.1         2.3         2.3
  Mortgage loans on real
    estate--Note 6 . . . . .       388.1        401.3       273.9       285.8
  Policy loans--Note 1 . . .       137.7        137.7       106.8       106.8
  Cash and cash
    equivalents--Note 1  . .        19.9         19.9       143.2       143.2
Derivatives assets
 (liabilities) relating
 to:--Note 8
  Futures contracts  . . . .        (0.5)        (0.5)       (0.4)       (0.4)
  Interest rate swaps  . . .          --        (17.7)         --        (7.8)
  Currency rate swaps  . . .          --         (3.3)         --        (2.1)
  Interest rate caps . . . .         3.1          3.1         1.4         1.4
Liabilities
  Commitments--Note 10 . . .          --         32.1          --       194.5



The carrying amounts in the table are included in the statutory-basis statements of financial position. The method and assumptions utilized by the Company in estimating its fair value disclosures are described in Note 1.

NOTE 12--IMPACT OF YEAR 2000 (UNAUDITED)

The Company relies on John Hancock, its parent company, for information processing services. John Hancock is executing its plan to address the impact of the Year 2000 issues that result from computer programs being written using two digits to reflect the year rather than four to define the applicable year and century. Historically, the first two digits were hardcoded to save memory. Many of John Hancock's computer programs that have date-sensitive software, including those relied upon by the Company, may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in an information technology
(IT) system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities. In addition, non-IT systems including, but not limited to, security alarms, elevators and telephones are subject to malfunction due to their dependence on embedded technology such as microcontrollers for proper operation. As described, the Year 2000 project presents a number of challenges for financial institutions since the correction of Year 2000 issues in IT and non-IT systems will be complex and costly for the entire industry.

John Hancock began to address the Year 2000 project as early as 1994. John Hancock's plan to address the Year 2000 Project includes an awareness campaign, an assessment period, a renovation stage, validation work and an implementation of Company solutions.

The continuous awareness campaign serves several purposes: defining the problem, gaining executive level support and sponsorship, establishing a team and overall strategy, and assessing existing information system management resources. Additionally, the awareness campaign establishes an education process to ensure that all employees are aware of the Year 2000 issue and knowledgeable of their role in securing solutions.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 12--IMPACT OF YEAR 2000 (UNAUDITED)--CONTINUED

The assessment phase, which was completed for both IT and non-IT systems as of April 1998, included the identification, inventory, analysis, and prioritization of IT and non-IT systems and processes to determine their conversion or replacement.

The renovation stage reflects the conversion, validation, replacement, or elimination of selected platforms, applications, databases and utilities, including the modification of applicable interfaces. Additionally, the renovation stage includes performance, functionality, and regression testing and implementation. As of December 31, 1998, the renovation phase was substantially complete for computer applications, systems and desktops. For all remaining components, the renovation phase is underway and will be complete before the end of the second quarter of 1999.

The validation phase consists of the compliance testing of renovated systems. The validation phase is expected to be complete by mid 1999, after renovation is accomplished. Testing facilities will be used through the remainder of 1999 to perform special functional testing. Special functional testing includes testing, as required, with material third parties and industry groups and performing reviews of "dry runs" of year-end activities. Scheduled testing of material relationships with third parties, including those impacting the Company, is underway. It is anticipated that testing with material business partners will continue through much of 1999.

Finally, the implementation phase involves the actual implementation of converted or replaced platforms, applications, databases, utilities, interfaces, and contingency planning. Implementation is being performed concurrently during the renovation phase and is expected to be completed before the end of the second quarter of 1999.

The costs of the Year 2000 project consist of internal IT personnel and external costs such as consultants, programmers, replacement software, and hardware. The costs of the Year 2000 project are expensed as incurred. The project is funded partially through a reallocation of resources from discretionary projects. Through December 31, 1998, John Hancock has incurred and expensed approximately $9.8 million in related payroll costs for its internal IT personnel on the project. The estimated range of remaining internal IT personnel costs of the project is approximately $8 to $9 million. Through December 31, 1998, John Hancock has incurred and expensed approximately $36.4 million in external costs for the project. The estimated range of remaining external costs of the project is approximately $35 to $36 million. The total costs of the Year 2000 project to John Hancock, based on management's best estimates, include approximately $18 million in internal IT personnel, $7.4 million in the external modification of software, $34.2 million for external solution providers, $19.4 million in replacement costs of non-compliant IT systems and $12.6 million in oversight, test facilities and other expenses. Accordingly, the estimated range of total costs of the Year 2000 project to John Hancock, internal and external, is approximately $90 to $95 million. However, there can be no guarantee that these estimates will be achieved and actual results could materially differ from those plans. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer codes, and similar uncertainties.

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 12--IMPACT OF YEAR 2000 (UNAUDITED)--CONTINUED

John Hancock's total Year 2000 project costs include the estimated impact of external solution providers and are based on presently available information. However, there is no guarantee that the systems of other companies that John Hancock's systems rely on will be timely converted, or that a failure to convert by another company, or a conversion that is incompatible with John Hancock's systems, including those upon which the Company relies, would not have material adverse effect on John Hancock or the Company. It is documented in trade publications that companies in foreign countries are not acting as intensively as domestic companies to remediate Year 2000 issues. Accordingly, it is expected that Company facilities based outside the United States face higher degrees of risks from data exchanges with material business partners. In addition, the Company has numerous customers that hold products of the Company. Nearly all products sold by the Company contain date sensitive data, examples of which are policy expiration dates, birth dates and premium payment dates. Finally, the regulated nature of the Company's industry exposes it to potential supervisory or enforcement actions relating to Year 2000 issues.

John Hancock's contingency planning initiative related to the Year 2000 project is underway. The plan is addressing John Hancock's readiness as well as that of material business partners on whom John Hancock and the Company depend. John Hancock's contingency plans are being designed to keep each subsidiary's operations functioning in the event of a failure or delay due to the Year 2000 record format and date calculation changes. Contingency plans are being constructed based on the foundation of extensive business resumption plans that John Hancock has maintained and updated periodically, which outline responses to situations that may affect critical business functions. These plans also provide emergency operations guidance, which defines a documented order of actions to respond to problems. These extensive business resumption plans are being enhanced to cover Year 2000 situations.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Policyholders
John Hancock Variable Life Account U of John Hancock Variable Life Insurance Company

  We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account U (the Account) (comprising, respectively, the Large Cap Growth, Sovereign Bond, International Equity Index (formerly, International Equities), Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Diversified Mid Cap Growth (formerly, Special Opportunities), Real Estate Equity, Growth & Income, Managed, Short-Term Bond, Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Brandes International Equity (formerly, Edinburgh International Equity), Frontier Capital Appreciation, Emerging Markets Equity, Global Equity, Bond Index, Small/Mid Cap CORE, and High Yield Bond Subaccounts) as of December 31, 1998, the related statements of operations and statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account U at December 31, 1998, the results of their operations and the changes in their net assets for each of the periods indicated, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Boston, Massachusetts
February 10, 1999

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1998


                                                    INTERNATIONAL
                         LARGE CAP     SOVEREIGN       EQUITY      SMALL CAP    INTERNATIONAL
                           GROWTH         BOND          INDEX        GROWTH       BALANCED
                         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                        ------------  ------------  -------------  ----------  ---------------
ASSETS
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .   $119,067,616  $246,843,261   $22,131,950   $4,671,821    $   872,075
Policy loans and
 accrued interest
 receivable . . . . .     16,147,381    55,619,144     2,397,098           --             --
Receivable from:
 John Hancock Variable
  Series Trust I  . .         44,746        22,608        11,043        4,432            193
 M Fund Inc.  . . . .             --            --            --           --             --
                        ------------  ------------   -----------   ----------    -----------
Total assets  . . . .    135,259,743   302,485,013    24,540,091    4,676,253        872,268
LIABILITIES
Payable to John
 Hancock Variable Life
 Insurance Company  .         42,743        18,041        10,668        4,358            179
Asset charges payable          2,003         4,566           375           75             14
                        ------------  ------------   -----------   ----------    -----------
Total liabilities . .         44,746        22,607        11,043        4,433            193
                        ------------  ------------   -----------   ----------    -----------
Net assets  . . . . .   $135,214,997  $302,462,406   $24,529,048   $4,671,820    $   872,075
                        ============  ============   ===========   ==========    ===========




                                                                          DIVERSIFIED
                         MID CAP    LARGE CAP      MONEY      MID CAP       MID CAP
                          GROWTH      VALUE       MARKET       VALUE        GROWTH
                        SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                        ----------  ----------  -----------  ----------  -------------
ASSETS
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .   $5,215,506  $8,099,391  $56,379,509  $4,865,793   $ 1,474,379
Policy loans and
 accrued interest
 receivable . . . . .           --          --   13,719,225          --            --
Receivable from:
 John Hancock Variable
  Series Trust I  . .          503       7,325       75,021       6,683         4,875
 M Fund Inc.  . . . .           --          --           --          --            --
                        ----------  ----------  -----------  ----------   -----------
Total assets  . . . .    5,216,009   8,106,716   70,173,755   4,872,476    11,479,254
LIABILITIES
Payable to John
 Hancock Variable Life
 Insurance Company  .          421       7,193       73,949       6,605         4,692
Asset charges payable           83         133        1,072          78           183
                        ----------  ----------  -----------  ----------   -----------
Total liabilities . .          504       7,326       75,021       6,683         4,875
                        ----------  ----------  -----------  ----------   -----------
Net assets  . . . . .   $5,215,505  $8,099,390  $70,098,734  $4,865,793   $ 1,474,379
                        ==========  ==========  ===========  ==========   ===========



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 1998


                        REAL ESTATE     GROWTH &                   SHORT-TERM   SMALL CAP
                          EQUITY         INCOME        MANAGED        BOND        VALUE
                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                        -----------  --------------  ------------  ----------   ----------
ASSETS
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .   $12,567,328  $  979,131,341  $399,830,146   $594,889    $4,397,861
Policy loans and
 accrued interest
 receivable . . . . .     1,977,690     169,750,538    72,723,821         --            --
Receivable from:
 John Hancock Variable
  Series Trust I  . .        10,031         171,398       369,333        121         2,535
 M Fund Inc.  . . . .            --              --            --         --            --
                        -----------  --------------  ------------   --------    ----------
Total assets  . . . .    14,555,349   1,149,053,277   472,923,300    595,010     4,400,396
LIABILITIES
Payable to John
 Hancock Variable Life
 Insurance Company  .        10,108         154,335       362,291        111         2,465
Asset charges payable           223          17,063         7,043         10            71
                        -----------  --------------  ------------   --------    ----------
Total liabilities . .        10,331         171,398       369,334        121         2,536
                        -----------  --------------  ------------   --------    ----------
Net assets  . . . . .   $14,545,018  $1,148,881,879  $472,553,966   $594,889    $4,397,860
                        ===========  ==============  ============   ========    ==========




                                                                  TURNER        BRANDES
                        INTERNATIONAL    EQUITY     STRATEGIC      CORE      INTERNATIONAL
                        OPPORTUNITIES     INDEX        BOND       GROWTH        EQUITY
                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                        -------------  -----------  ----------  ----------  ---------------
ASSETS
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .    $3,699,780    $13,609,150  $1,105,468   $     --      $     --
Investments in shares
 of portfolios of M
 Fund Inc., at value                                              314,594       234,377
Policy loans and
 accrued interest
 receivable . . . . .            --             --          --         --            --
Receivable from:
 John Hancock Variable
  Series Trust I  . .         1,445          4,574         332         --            --
 M Fund Inc.  . . . .            --             --          --      2,393             4
                         ----------    -----------  ----------   --------      --------
Total assets  . . . .     3,701,225     13,613,724   1,105,800    316,987       234,381
LIABILITIES
Payable to John
 Hancock Variable Life
 Insurance Company  .         1,384          4,350         314      2,388            --
Asset charges payable            61            224          18          5             4
                         ----------    -----------  ----------   --------      --------
Total liabilities . .         1,445          4,574         332      2,393             4
                         ----------    -----------  ----------   --------      --------
Net assets  . . . . .    $3,699,780    $13,609,150  $1,105,468   $314,594      $234,377
                         ==========    ===========  ==========   ========      ========



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 1998





                          FRONTIER     EMERGING
                          CAPITAL      MARKETS      GLOBAL                SMALL/MID    HIGH YIELD
                        APPRECIATION    EQUITY      EQUITY    BOND INDEX   CAP CORE       BOND
                         SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                        ------------  ----------  ----------  ----------  ----------  ------------
ASSETS
Investments in shares
 of portfolios of John
 Hancock Variable
 Series Trust I, at
 value. . . . . . . .     $     --      $2,029       $949      $10,134       $108        $2,879
Investments in shares
 of portfolios of M
 Fund Inc., at value       357,497          --         --           --         --            --
Policy loans and
 accrued interest
 receivable . . . . .           --          --         --           --         --            --
Receivable from:
 John Hancock Variable
  Series Trust I  . .           --          --         --           --         --            --
 M Fund Inc.  . . . .        2,404          --         --           --         --            --
                          --------      ------       ----      -------       ----        ------
Total assets  . . . .      359,901       2,029        949       10,134        108         2,879
LIABILITIES
Payable to John
 Hancock Variable Life
 Insurance Company  .        2,398          --         --           --         --            --
Asset charges payable            6          --         --           --         --            --
                          --------      ------       ----      -------       ----        ------
Total liabilities . .        2,404                     --           --         --            --
                          --------      ------       ----      -------       ----        ------
Net assets  . . . . .     $357,497      $2,029       $949      $10,134       $108        $2,879
                          ========      ======       ====      =======       ====        ======



See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                            STATEMENTS OF OPERATIONS

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                         LARGE CAP GROWTH                         SOVEREIGN BOND
                                                            SUBACCOUNT                              SUBACCOUNT
                                              -------------------------------------   --------------------------------------
                                                 1998         1997         1996          1998          1997          1996
                                              -----------  -----------  ------------  ------------  -----------  --------------
Investment income:
 Distributions received from:
  John Hancock Variable Series Trust I  . .   $11,641,271  $ 7,675,850  $ 9,763,606   $19,685,096   $17,409,990   $15,986,241
  M Fund Inc. . . . . . . . . . . . . . . .            --           --           --            --            --            --
 Interest income on policy loans  . . . . .     1,008,607      875,892      881,144     4,027,376     3,926,698     3,908,756
                                              -----------  -----------  -----------   -----------   -----------   -----------
Total investment income . . . . . . . . . .    12,649,878    8,551,742   10,644,750    23,712,472    21,336,688    19,894,997
Expenses:
 Mortality and expense risks  . . . . . . .       624,665      480,057      381,331     1,624,615     1,514,127     1,444,137
                                              -----------  -----------  -----------   -----------   -----------   -----------
Net investment income . . . . . . . . . . .    12,025,213    8,071,685   10,263,419    22,087,857    19,822,561    18,450,860
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain  . . . . . . . . . . . .     3,520,199    4,216,904      840,044     1,600,539     1,088,488       690,912
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . .    18,509,310    7,920,403     (889,487)   (2,317,324)    2,987,952    (8,059,332)
                                              -----------  -----------  -----------   -----------   -----------   -----------
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . . .    22,029,509   12,137,307      (49,443)     (716,785)    4,076,440    (7,368,420)
                                              -----------  -----------  -----------   -----------   -----------   -----------
Net increase in net assets resulting from
 operations . . . . . . . . . . . . . . . .   $35,054,722  $20,208,992  $10,213,976   $21,371,072   $23,899,001   $11,082,440
                                              ===========  ===========  ===========   ===========   ===========   ===========




                             INTERNATIONAL EQUITY INDEX              SMALL CAP GROWTH
                                     SUBACCOUNT                         SUBACCOUNT
                        ------------------------------------  ------------------------------
                           1998        1997          1996       1998       1997       1996*
                        ----------  ------------  ----------  ---------  ---------  -----------
Investment income:
 Distributions
  received from:
  John Hancock
   Variable Series
   Trust I  . . . . .   $3,394,842  $   840,616   $  166,193  $     --   $    976    $  1,207
  M Fund Inc. . . . .           --           --           --        --         --          --
 Interest income on
  policy loans  . . .      170,285      170,905      161,938        --         --          --
                        ----------  -----------   ----------  --------   --------    --------
Total investment
 income . . . . . . .    3,565,127    1,011,521      328,131        --        976       1,207
Expenses:
 Mortality and expense
  risks . . . . . . .      124,891      107,415       85,694    20,335     11,175       2,956
                        ----------  -----------   ----------  --------   --------    --------
Net investment income
 (loss) . . . . . . .    3,440,236      904,106      242,437   (20,335)   (10,199)     (1,749)
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .      148,419      209,781      254,188    55,393     34,153      (2,047)
 Net unrealized
  appreciation
  (depreciation)
  during the period .      105,161   (2,036,425)     676,006   518,731    226,085     (24,023)
                        ----------  -----------   ----------  --------   --------    --------
Net realized and
 unrealized gain
 (loss) on investments     253,580   (1,826,644)     930,194   574,124    260,238     (26,070)
                        ----------  -----------   ----------  --------   --------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $3,693,816  $  (922,538)  $1,172,631  $553,789   $250,039    $(27,819)
                        ==========  ===========   ==========  ========   ========    ========



---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                            INTERNATIONAL BALANCED                  MID CAP GROWTH
                                  SUBACCOUNT                          SUBACCOUNT
                        -------------------------------  -----------------------------------
                          1998        1997      1996*       1998        1997         1996*
                        ----------  ---------  --------  ----------  -----------  -------------
Investment income:
 Distributions
  received from:
  John Hancock
   Variable Series                                                   $
   Trust I  . . . . .   $  57,587   $ 30,867   $  2,850  $  461,919          --    $    1,635
  M Fund Inc. . . . .          --         --         --          --          --            --
 Interest income on
  policy loans  . . .          --         --         --          --          --            --
                        ---------   --------   --------  ----------  ----------    ----------
Total investment
 income . . . . . . .      57,587     30,867      2,850     461,919          --         1,635
Expenses:
 Mortality and expense
  risks . . . . . . .       4,696      2,758        301      16,758       5,801           814
                        ---------   --------   --------  ----------  ----------    ----------
Net investment income
 (loss) . . . . . . .      52,891     28,109      2,549     445,161      (5,801)          821
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .      (4,506)    12,000         65      73,958         394         1,295
 Net unrealized
  appreciation
  (depreciation)
  during the
  period  . . . . . .      78,455    (41,999)     3,632     647,137     199,441        (3,899)
                        ---------   --------   --------  ----------  ----------    ----------
Net realized and
 unrealized gain
 (loss) on investments     73,949    (29,999)     3,697     721,095     199,835        (2,604)
                        ---------   --------   --------  ----------  ----------    ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $ 126,840   $ (1,890)  $  6,246  $1,166,256  $  194,034    $   (1,783)
                        =========   ========   ========  ==========  ==========    ==========




                               LARGE CAP VALUE                     MONEY MARKET
                                 SUBACCOUNT                         SUBACCOUNT
                        ------------------------------  ----------------------------------
                          1998        1997     1996*       1998        1997         1996
                        ----------  --------  --------  ----------  ----------  ------------
Investment income:
 Distributions
  received from:
  John Hancock
   Variable Series
   Trust I  . . . . .   $ 433,626   $266,440  $ 72,511  $2,888,490  $2,746,662   $2,527,378
  M Fund Inc. . . . .          --         --        --          --                       --
 Interest income on
  policy loans  . . .          --         --        --     973,241     957,390      929,499
                        ---------   --------  --------  ----------  ----------   ----------
Total investment
 income . . . . . . .     433,626    266,440    72,511   3,861,731   3,704,052    3,456,877
Expenses:
 Mortality and expense
  risks . . . . . . .      44,753     25,295     8,169     380,002     361,409      342,603
                        ---------   --------  --------  ----------  ----------   ----------
Net investment income     388,873    241,145    64,342   3,481,729   3,342,641    3,114,274
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain  .     673,582    217,073    11,265          --          --           --
 Net unrealized
  appreciation
  (depreciation)
  during the
  period  . . . . . .    (479,093)   532,936   197,424          --          --           --
                        ---------   --------  --------  ----------  ----------   ----------
Net realized and
 unrealized gain
 (loss) on investments    194,489    750,009   208,689          --          --           --
                        ---------   --------  --------  ----------  ----------   ----------
Net increase in net
 assets resulting from
 operations . . . . .   $ 583,362   $991,154  $273,031  $3,481,729  $3,342,641   $3,114,274
                        =========   ========  ========  ==========  ==========   ==========



---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                             MID CAP VALUE                     DIVERSIFIED MID CAP GROWTH
                                                              SUBACCOUNT                               SUBACCOUNT
                                                  ------------------------------------  -----------------------------------------
                                                     1998         1997        1996*         1998          1997            1996
                                                  -----------  -----------  ----------  ------------  -------------  --------------
Investment income:
 Distributions received from:
  John Hancock Variable Series Trust I  . . . .   $   40,338   $  178,590   $    7,418  $    217,686  $  1,022,881    $    265,602
  M Fund Inc. . . . . . . . . . . . . . . . . .           --           --           --            --            --              --
 Interest income on policy loans  . . . . . . .           --           --           --            --            --              --
                                                  ----------   ----------   ----------  ------------  ------------    ------------
Total investment income . . . . . . . . . . . .       40,338      178,590        7,418       217,686     1,022,881         265,602
Expenses:
 Mortality and expense risks  . . . . . . . . .       23,760        6,329          580        63,334        54,469          23,603
                                                  ----------   ----------   ----------  ------------  ------------    ------------
Net investment income . . . . . . . . . . . . .       16,578      172,261        6,838       154,352       968,412         241,999
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) . . . . . . . . . . .     (422,902)     121,152        1,099        56,968       533,297         125,955
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .     (260,362)     (86,033)      23,234       334,213    (1,073,252)        615,079
                                                  ----------   ----------   ----------  ------------  ------------    ------------
Net realized and unrealized gain (loss) on
 investments. . . . . . . . . . . . . . . . . .     (683,264)      35,119       24,333       391,181      (539,955)        741,034
                                                  ----------   ----------   ----------  ------------  ------------    ------------
Net increase (decrease) in net assets resulting
 from operations  . . . . . . . . . . . . . . .   $ (666,686)  $  207,380   $   31,171  $    545,533  $    428,457    $    983,033
                                                  ==========   ==========   ==========  ============  ============    ============




                                                           REAL ESTATE EQUITY                        GROWTH & INCOME
                                                               SUBACCOUNT                               SUBACCOUNT
                                                   ------------------------------------  ----------------------------------------
                                                      1998          1997        1996         1998          1997           1996
                                                   ------------  ----------  ----------  ------------  ------------  --------------
Investment income:
 Distributions received from:
  John Hancock Variable Series Trust I . . . . .   $   817,633   $  957,079  $  477,763  $ 96,326,313  $ 99,799,718   $ 78,415,408
  M Fund Inc.  . . . . . . . . . . . . . . . . .            --           --          --            --            --             --
 Interest income on policy loans . . . . . . . .       145,212      140,515     117,955    11,727,553    10,448,315      9,420,070
                                                   -----------   ----------  ----------  ------------  ------------   ------------
Total investment income  . . . . . . . . . . . .       962,845    1,097,596     595,718   108,053,866   110,248,033     87,835,478
Expenses:
 Mortality and expense risks . . . . . . . . . .        86,610       76,454      50,069     5,589,689     4,658,703      3,854,562
                                                   -----------   ----------  ----------  ------------  ------------   ------------
Net investment income  . . . . . . . . . . . . .       876,235    1,021,142     545,649   102,464,177   105,589,330     83,980,916
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain . . . . . . . . . . . . . . .       442,876      551,925       9,177    22,835,488    16,543,458     15,416,898
 Net unrealized appreciation (depreciation)
  during the period  . . . . . . . . . . . . . .    (3,720,942)     447,661   1,862,071   112,457,395    67,250,127     12,987,718
                                                   -----------   ----------  ----------  ------------  ------------   ------------
Net realized and unrealized gain (loss) on
 investments . . . . . . . . . . . . . . . . . .    (3,278,066)     999,586   1,871,248   135,292,883    83,793,585     28,404,616
                                                   -----------   ----------  ----------  ------------  ------------   ------------
Net increase (decrease) in net assets resulting
 from operations . . . . . . . . . . . . . . . .   $(2,401,831)  $2,020,728  $2,416,897  $237,757,060  $189,382,915   $112,385,532
                                                   ===========   ==========  ==========  ============  ============   ============



---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                        MANAGED                         SHORT-TERM BOND
                                      SUBACCOUNT                          SUBACCOUNT
                        --------------------------------------   -----------------------------
                           1998         1997          1996         1998       1997       1996
                        -----------  -----------  -------------  ---------  ---------  ----------
Investment income:
 Distributions
  received from:
  John Hancock
   Variable Series
   Trust I  . . . . .   $37,907,821  $32,757,460  $ 37,103,617   $ 31,261   $  22,079   $11,196
  M Fund Inc. . . . .            --           --            --         --          --        --
 Interest income on
  policy loans  . . .     4,949,021    4,669,363     4,337,281         --          --        --
                        -----------  -----------  ------------   --------   ---------   -------
Total investment
 income . . . . . . .    42,856,842   37,426,823    41,440,898     31,261      22,079    11,196

Expenses:
 Mortality and expense
  risks . . . . . . .     2,381,406    2,111,314     1,886,000      3,542       2,202     1,201
                        -----------  -----------  ------------   --------   ---------   -------
Net investment income    40,475,436   35,315,509    39,554,898     28,209      19,877     9,995
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .     5,853,076    5,663,060     3,870,923      2,008         235      (922)
 Net unrealized
  appreciation
  (depreciation)
  during the period .    24,834,482   16,843,903   (11,548,110)    (5,287)      1,405    (1,542)
                        -----------  -----------  ------------   --------   ---------   -------
Net realized and
 unrealized gain
 (loss) on
 investments  . . . .    30,687,558   22,506,963    (7,677,187)    (3,279)      1,640    (2,464)
                        -----------  -----------  ------------   --------   ---------   -------
Net increase in net
 assets resulting from
 operations . . . . .   $71,162,994  $57,822,472  $ 31,877,711   $ 24,930   $  21,517   $ 7,531
                        ===========  ===========  ============   ========   =========   =======




                                SMALL CAP VALUE             INTERNATIONAL OPPORTUNITIES
                                   SUBACCOUNT                       SUBACCOUNT
                        ---------------------------------  -----------------------------
                           1998        1997       1996*      1998      1997        1996*
                        -----------  ----------  --------  --------  ----------  ---------
Investment income:
 Distributions
  received from:
  John Hancock
   Variable Series
   Trust I  . . . . .   $   24,781   $ 256,363   $ 23,766  $ 27,799  $  35,111    $ 5,965
  M Fund Inc. . . . .           --          --         --        --         --         --
 Interest income on
  policy loans  . . .           --          --         --        --         --         --
                        ----------   ---------   --------  --------  ---------    -------
Total investment
 income . . . . . . .       24,781     256,363     23,766    27,799     35,111      5,965

Expenses:
 Mortality and expense
  risks . . . . . . .       23,711      10,530      2,451    19,481     11,575      3,038
                        ----------   ---------   --------  --------  ---------    -------
Net investment income        1,070     245,833     21,315     8,318     23,536      2,927
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain  .       61,917     129,604        891    64,757     78,058        304
 Net unrealized
  appreciation
  (depreciation)
  during the period .     (364,359)    (32,439)    49,892   339,709   (141,034)    57,387
                        ----------   ---------   --------  --------  ---------    -------
Net realized and
 unrealized gain
 (loss) on
 investments  . . . .     (302,422)     97,165     50,783   404,466    (62,976)    57,691
                        ----------   ---------   --------  --------  ---------    -------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $ (301,372)  $ 342,998   $ 72,098  $412,784  $ (39,440)   $60,618
                        ==========   =========   ========  ========  =========    =======



---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                 EQUITY INDEX                  STRATEGIC BOND
                                  SUBACCOUNT                     SUBACCOUNT
                        -------------------------------  --------------------------
                           1998        1997      1996*    1998     1997       1996*
                        ----------  ----------  -------  -------  --------  ---------
Investment income:
 Distributions
  received from:
  John Hancock
   Variable Series
   Trust I  . . . . .   $  367,284  $  220,686  $ 7,847  $62,244  $84,597    $29,029
  M Fund Inc. . . . .           --          --       --       --       --         --
 Interest income on
  policy loans  . . .           --          --       --       --       --         --
                        ----------  ----------  -------  -------  -------    -------
Total investment
 income . . . . . . .      367,284     220,686    7,847   62,244   84,597     29,029
Expenses:
 Mortality and expense
  risks . . . . . . .       60,274      28,637      575    7,516    5,827      1,782
                        ----------  ----------  -------  -------  -------    -------
Net investment income      307,010     192,049    7,272   54,728   78,770     27,247
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain  .      132,619      38,987    3,982   32,917    5,891      1,518
 Net unrealized
  appreciation
  (depreciation)
  during the
  period  . . . . . .    2,082,107   1,193,531   13,544   11,342   (3,195)     6,688
                        ----------  ----------  -------  -------  -------    -------
Net realized and
 unrealized gain
 (loss) on investments   2,214,726   1,232,518   17,526   44,259    2,696      8,206
                        ----------  ----------  -------  -------  -------    -------
Net increase in net
 assets resulting from
 operations . . . . .   $2,521,736  $1,424,567  $24,798  $98,987  $81,466    $35,453
                        ==========  ==========  =======  =======  =======    =======




                            TURNER CORE GROWTH        BRANDES INTERNATIONAL EQUITY
                                SUBACCOUNT                     SUBACCOUNT
                        --------------------------   -----------------------------
                          1998      1997    1996*      1998       1997       1996*
                        --------  --------  -------  ---------  --------  ------------
Investment income:
 Distributions
  received from:
  John Hancock
   Variable Series
   Trust I . . . . . .  $     --  $ 11,090  $   --   $ 13,237   $    --    $     --
  M Fund Inc. . . . .      5,535        --     415         --     2,278         255
 Interest income on
  policy loans . . . .        --                --         --        --          --
                        --------  --------  ------   --------   -------    --------
Total investment
 income. . . . . . .       5,535    11,090     415     13,237     2,278         255
Expenses:
 Mortality and expense
  risks. . . . . . .       1,022       505      31      1,143       746         122
                        --------  --------  ------   --------   -------    --------
Net investment income      4,513    10,585     384     12,094     1,532         133
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
  (loss). . . . . . .     14,364     3,166    (238)     1,184       133      (1,091)
 Net unrealized
  appreciation
  (depreciation)
  during the
  period . . . . . . .    49,605    12,370     456     15,813     2,674        (345)
                        --------  --------  ------   --------   -------    --------
Net realized and
 unrealized gain
 (loss) on investments    63,969    15,536     218     16,997     2,807      (1,436)
                        --------  --------  ------   --------   -------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . .   $ 68,482  $ 26,121  $  602   $ 29,091   $ 4,339    $ (1,303)
                        ========  ========  ======   ========   =======    ========



---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                                     EMERGING       GLOBAL                SMALL/MID    HIGH YIELD
                                 FRONTIER CAPITAL APPRECIATION    MARKETS EQUITY    EQUITY    BOND INDEX   CAP CORE       BOND
                                           SUBACCOUNT               SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                                 ------------------------------   --------------  ----------  ----------  ----------  -------------
                                   1998        1997     1996*         1998**        1998**      1998**      1998**       1998**
                                 ----------  --------  ---------  --------------  ----------  ----------  ----------  -------------
Investment income:
 Distributions received from:
  John Hancock Variable Series
   Trust I . . . . . . . . . .   $     --    $    --   $    --         $ 1           $ 1      $149           $--          $ 19
  M Fund Inc.  . . . . . . . .      1,888      8,986        --          --            --      --              --            --
 Interest income on policy
  loans. . . . . . . . . . . .         --         --        --          --            --          --          --            --
                                 --------    -------   -------         ---           ---        ----         ---          ----
Total investment income  . . .      1,888      8,986                     1             1      149                           19
Expenses:
 Mortality and expense risks .      2,096      1,464       112          --            --           3          --             1
                                 --------    -------   -------         ---           ---        ----         ---          ----
Net investment income (loss) .       (208)     7,522      (112)          1             1      146             --            18
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)  . .     12,123      9,048    (1,199)         --             1      (1)             --            --
 Net unrealized appreciation
  (depreciation) during the
  period . . . . . . . . . . .    (17,930)    40,541     2,105          10            45      (196)            6           (26)
                                 --------    -------   -------         ---           ---        ----         ---          ----
Net realized and unrealized
 gain
 (loss) on investments . . . .     (5,807)    49,589       906          10            46        (197)          6           (26)
                                 --------    -------   -------         ---           ---        ----         ---          ----
Net increase (decrease) in net
 assets resulting from
 operations. . . . . . . . . .   $ (6,015)   $57,111   $   794         $12           $46      $(52)          $ 6          $ (8)
                                 ========    =======   =======         ===           ===        ====         ===          ====



---------
* From May 1, 1996 (commencement of operations).
** From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                      STATEMENTS OF CHANGES IN NET ASSETS

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                      LARGE CAP GROWTH                              SOVEREIGN BOND
                                                         SUBACCOUNT                                   SUBACCOUNT
                                         ------------------------------------------   ------------------------------------------
                                             1998           1997           1996           1998           1997            1996
                                         -------------  -------------  -------------  -------------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . .   $ 12,025,213   $  8,071,685   $ 10,263,419   $ 22,087,857   $ 19,822,561    $ 18,450,860
 Net realized gains  . . . . . . . . .      3,520,199      4,216,904        840,044      1,600,539      1,088,488         690,912
 Net unrealized appreciation
  (depreciation) during the period . .     18,509,310      7,920,403       (889,487)    (2,317,324)     2,987,952      (8,059,332)
                                         ------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from operations . . . . . .     34,054,722     20,208,992     10,213,976     21,371,072     23,899,001      11,082,440
From policyholder transactions:
 Net premiums from policyholders . . .     21,681,632     18,819,133     20,123,261     32,901,747     31,136,450      34,090,208
 Net benefits to policyholders . . . .    (21,510,240)   (19,915,971)   (11,910,005)   (39,577,750)   (39,506,771)    (40,719,213)
 Net increase (decrease) in policy
  loans. . . . . . . . . . . . . . . .      2,561,877        (41,068)     2,044,193      1,607,456      1,612,490         897,069
                                         ------------   ------------   ------------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions. . . . . . . . . . . . .      2,733,269     (1,137,906)    10,257,449     (5,068,547)    (6,757,831)     (5,731,936)
                                         ------------   ------------   ------------   ------------   ------------    ------------
Net increase in net assets . . . . . .     36,787,991     19,071,086     20,471,425     16,302,525     17,141,170       5,350,504
Net assets at beginning of period  . .     98,427,006     79,355,920     58,884,495    286,159,881    269,018,711     263,668,207
                                         ------------   ------------   ------------   ------------   ------------    ------------
Net assets at end of period  . . . . .   $135,214,997   $ 98,427,006   $ 79,355,920   $302,462,406   $286,159,881    $269,018,711
                                         ============   ============   ============   ============   ============    ============




                                                   INTERNATIONAL EQUITIES INDEX                     SMALL CAP GROWTH
                                                            SUBACCOUNT                                 SUBACCOUNT
                                            ------------------------------------------   ---------------------------------------
                                                1998           1997           1996          1998          1997           1996*
                                            -------------  -------------  -------------  ------------  ------------  --------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)               $  3,440,236   $    904,106   $    242,437   $   (20,335)  $   (10,199)   $    (1,749)
 Net realized gains (losses)                     148,419        209,781        254,188        55,393        34,153         (2,047)
 Net unrealized appreciation
  (depreciation) during the period               105,161     (2,036,425)       676,006       518,731       226,085        (24,023)
                                            ------------   ------------   ------------   -----------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations                     3,693,816       (922,538)     1,172,631       553,789       250,039        (27,819)
From policyholder transactions:
 Net premiums from policyholders               6,549,988      6,398,146      8,485,184     2,382,203     1,906,439      1,361,402
 Net benefits to policyholders                (5,210,982)    (4,052,306)    (4,391,767)     (998,381)     (626,114)      (129,738)
 Net increase in policy loans                     86,200         41,466        287,879            --            --             --
                                            ------------   ------------   ------------   -----------   -----------    -----------
Net increase in net assets resulting from
 policyholder transactions                     1,425,206      2,387,306      4,381,296     1,383,822     1,280,325      1,231,664
                                            ------------   ------------   ------------   -----------   -----------    -----------
Net increase in net assets                     5,119,022      1,464,768      5,553,927     1,937,611     1,530,364      1,203,845
Net assets at beginning of period             19,410,026     17,945,258     12,391,331     2,734,209     1,203,845              0
                                            ------------   ------------   ------------   -----------   -----------    -----------
Net assets at end of period                 $ 24,529,048   $ 19,410,026   $ 17,945,258   $ 4,671,820   $ 2,734,209    $ 1,203,845
                                            ============   ============   ============   ===========   ===========    ===========



---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                         INTERNATIONAL BALANCED                       MID CAP GROWTH
                                                               SUBACCOUNT                               SUBACCOUNT
                                                  -------------------------------------   --------------------------------------
                                                     1998         1997         1996*         1998          1997          1996*
                                                  -----------  -----------  ------------  ------------  ------------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . . . . .   $   52,891   $   28,109   $     2,549   $   445,161   $    (5,801)   $      821
 Net realized gains (losses)  . . . . . . . . .       (4,506)      12,000            65        73,958           394         1,295
 Net unrealized appreciation (depreciation)
  during the period . . . . . . . . . . . . . .       78,455      (41,999)        3,632       647,137       199,441        (3,899)
                                                  ----------   ----------   -----------   -----------   -----------    ----------
Net increase (decrease) in net assets resulting
 from operations  . . . . . . . . . . . . . . .      126,840       (1,890)        6,246     1,166,256       194,034        (1,783)
From policyholder transactions:
 Net premiums from policyholders  . . . . . . .      341,482      602,033       216,486     3,164,065     1,031,218       599,576
 Net benefits to policyholders  . . . . . . . .     (310,766)    (102,953)       (5,403)     (612,975)     (294,344)      (30,542)
 Net increase in policy loans . . . . . . . . .           --           --            --            --            --            --
                                                  ----------   ----------   -----------   -----------   -----------    ----------
Net increase in net assets resulting from
 policyholder transactions  . . . . . . . . . .       30,716      499,080       211,083     2,551,090       736,874       569,034
                                                  ----------   ----------   -----------   -----------   -----------    ----------
Net increase in net assets  . . . . . . . . . .      157,556      497,190       217,329     3,717,346       930,908       567,251
Net assets at beginning of period . . . . . . .      714,519      217,329             0     1,498,159       567,251             0
                                                  ----------   ----------   -----------   -----------   -----------    ----------
Net assets at end of period . . . . . . . . . .   $  872,075   $  714,519   $   217,329   $ 5,215,505   $ 1,498,159    $  567,251
                                                  ==========   ==========   ===========   ===========   ===========    ==========




                                                        LARGE CAP VALUE                              MONEY MARKET
                                                           SUBACCOUNT                                 SUBACCOUNT
                                             --------------------------------------   ------------------------------------------
                                                1998          1997         1996*          1998           1997            1996
                                             ------------  ------------  -----------  -------------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income                       $   388,873   $   241,145   $   64,342   $  3,481,729   $  3,342,641    $  3,114,274
 Net realized gains .                            673,582       217,073       11,265             --             --              --
 Net unrealized appreciation (depreciation)
  during the period .                           (479,093)      532,936      197,424             --             --              --
                                             -----------   -----------   ----------   ------------   ------------    ------------
Net increase in net assets resulting from
 operations. . . . .                             583,362       991,154      273,031      3,481,729      3,342,641       3,114,274
From policyholder transactions:
 Net premiums from policyholders               4,214,076     3,739,319    2,999,086     24,612,731     19,023,054      15,561,906
 Net benefits to policyholders                (3,212,048)   (1,140,574)    (348,016)   (24,024,723)   (20,817,572)    (16,132,881)
 Net increase (decrease) in policy loans              --            --           --        421,166        390,775        (260,051)
                                             -----------   -----------   ----------   ------------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder transactions      1,002,028     2,598,745    2,651,070      1,009,174     (1,403,743)       (831,026)
                                             -----------   -----------   ----------   ------------   ------------    ------------
Net increase in net assets                     1,585,390     3,589,899    2,924,101      4,490,903      1,938,898       2,283,248
Net assets at beginning of period              6,514,000     2,924,101            0     65,607,831     63,668,933      61,385,685
                                             -----------   -----------   ----------   ------------   ------------    ------------
Net assets at end of period                  $ 8,099,390   $ 6,514,000   $2,924,101   $ 70,098,734   $ 65,607,831    $ 63,668,933
                                             ===========   ===========   ==========   ============   ============    ============



---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                 MID CAP VALUE                              DIVERSIFIED MID CAP GROWTH
                                                   SUBACCOUNT                                       SUBACCOUNT
                                 ----------------------------------------------   ----------------------------------------------
                                       1998            1997           1996*             1998             1997            1996
                                 -----------------  ------------  --------------  -----------------  -------------  ---------------
Increase (decrease) in net
 assets from operations:
 Net investment income . . . .   $         16,578   $   172,261   $       6,838   $        154,352   $    968,412    $    241,999
 Net realized gains (losses) .           (422,902)      121,152           1,099             56,968        533,297         125,955
 Net unrealized appreciation
  (depreciation) during the
  period . . . . . . . . . . .           (260,362)      (86,033)         23,234            334,213     (1,073,252)        615,079
                                 ----------------   -----------   -------------   ----------------   ------------    ------------
Net increase (decrease) in net
 assets resulting from
 operations. . . . . . . . . .           (666,686)      207,380          31,171            545,533        428,457         983,033
From policyholder transactions:
 Net premiums from
  policyholders. . . . . . . .          5,997,691     2,070,644         337,092          3,953,326      6,338,416       5,492,467
 Net benefits to policyholders         (2,912,034)     (190,430)         (9,035)        (3,311,846)    (3,379,629)     (1,284,991)
 Net increase in policy loans                  --            --              --                 --             --              --
                                 ----------------   -----------   -------------   ----------------   ------------    ------------
Net increase in net assets
 resulting from policyholder
 transactions. . . . . . . . .          3,085,657     1,880,214         328,057            641,480      2,958,787       4,207,476
                                 ----------------   -----------   -------------   ----------------   ------------    ------------
Net increase in net assets . .          2,418,971     2,087,594         359,228          1,187,013      3,387,244       5,190,509
Net assets at beginning of
 period. . . . . . . . . . . .          2,446,822       359,228               0         10,287,366      6,900,122       1,709,613
                                 ----------------   -----------   -------------   ----------------   ------------    ------------
Net assets at end of period  .   $      4,865,793   $ 2,446,822   $     359,228   $     11,474,379   $ 10,287,366    $  6,900,122
                                 ================   ===========   =============   ================   ============    ============




                                                  REAL ESTATE EQUITY                             GROWTH & INCOME
                                                      SUBACCOUNT                                    SUBACCOUNT
                                        ---------------------------------------   ----------------------------------------------
                                           1998          1997          1996            1998            1997             1996
                                        ------------  ------------  ------------  ---------------  --------------  ----------------
Increase (decrease) in net assets from
 operations:
 Net investment income  . . . . . . .   $   876,235   $ 1,021,142   $   545,649   $  102,464,177   $ 105,589,330    $  83,980,916
 Net realized gains . . . . . . . . .       442,876       551,925         9,177       22,835,488      16,543,458       15,416,898
 Net unrealized appreciation
  (depreciation) during the period  .    (3,720,942)      447,661     1,862,071      112,457,395      67,250,127       12,987,718
                                        -----------   -----------   -----------   --------------   -------------    -------------
Net increase (decrease) in net assets
 resulting from operations  . . . . .    (2,401,831)    2,020,728     2,416,897      237,757,060     189,382,915      112,385,532
From policyholder transactions:
 Net premiums from policyholders  . .     6,295,255     7,786,904     3,620,035       92,955,980      86,308,294       76,046,396
 Net benefits to policyholders  . . .    (5,507,305)   (5,481,110)   (2,413,828)    (134,661,151)   (115,839,460)    (102,757,132)
 Net increase (decrease) in policy
  loans . . . . . . . . . . . . . . .       (83,216)      265,517       156,802       18,165,114      18,568,293       11,816,577
                                        -----------   -----------   -----------   --------------   -------------    -------------
Net increase (decrease) in net assets
 resulting from policyholder
 transactions . . . . . . . . . . . .       704,734     2,571,311     1,363,009      (23,540,057)    (10,962,873)     (14,894,159)
                                        -----------   -----------   -----------   --------------   -------------    -------------
Net increase in net assets  . . . . .    (1,697,097)    4,592,039     3,779,906      214,217,003     178,420,042       97,491,373
Net assets at beginning of period . .    16,242,115    11,650,076     7,870,170      934,664,876     756,244,834      658,753,461
                                        -----------   -----------   -----------   --------------   -------------    -------------
Net assets at end of period . . . . .   $14,545,018   $16,242,115   $11,650,076   $1,148,881,879   $ 934,664,876    $ 756,244,834
                                        ===========   ===========   ===========   ==============   =============    =============



---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                                            MANAGED                                 SHORT-TERM BOND
                                                           SUBACCOUNT                                  SUBACCOUNT
                                           ------------------------------------------   ----------------------------------------
                                               1998           1997           1996          1998          1997            1996
                                           -------------  -------------  -------------  -----------  -------------  ---------------
Increase (decrease) in net assets from
 operations:
 Net investment income . . . . . . . . .   $ 40,475,436   $ 35,315,509   $ 39,554,898   $   28,209   $     19,877    $      9,995
 Net realized gains (losses) . . . . . .      5,853,076      5,663,060      3,870,923        2,008            235            (922)
 Net unrealized appreciation
  (depreciation) during the period . . .     24,834,482     16,843,903    (11,548,110)      (5,287)         1,405          (1,542)
                                           ------------   ------------   ------------   ----------   ------------    ------------
Net increase in net assets resulting from
 operations. . . . . . . . . . . . . . .     71,162,994     57,822,472     31,877,711       24,930         21,517           7,531
From policyholder transactions:
 Net premiums from policyholders . . . .     40,631,684     40,318,523     40,512,423      435,150        278,114         328,192
 Net benefits to policyholders . . . . .    (55,447,667)   (54,498,285)   (52,043,620)    (274,762)      (218,771)        (90,988)
 Net increase in policy loans  . . . . .      5,379,590      4,761,829      4,766,548           --             --              --
                                           ------------   ------------   ------------   ----------   ------------    ------------
Net increase (decrease) in net assets
 resulting from policyholder transactions    (9,436,393)    (9,417,933)    (6,764,649)     160,388         59,343         237,204
                                           ------------   ------------   ------------   ----------   ------------    ------------
Net increase in net assets . . . . . . .     61,726,601     48,404,539     25,113,062      185,318         80,860         244,735
Net assets at beginning of period  . . .    410,827,365    362,422,826    337,309,764      409,571        328,711          83,976
                                           ------------   ------------   ------------   ----------   ------------    ------------
Net assets at end of period  . . . . . .   $472,553,966   $410,827,365   $362,422,826   $  594,889   $    409,571    $    328,711
                                           ============   ============   ============   ==========   ============    ============




                                                              SMALL CAP VALUE                   INTERNATIONAL OPPORTUNITIES
                                                                SUBACCOUNT                              SUBACCOUNT
                                                   -------------------------------------   -------------------------------------
                                                      1998          1997         1996*        1998          1997         1996*
                                                   ------------  ------------  ----------  ------------  -----------  -------------
Increase (decrease) in net assets from
 operations:
 Net investment income                             $     1,070   $   245,833   $  21,315   $     8,318   $   23,536    $    2,927
 Net realized gains .                                   61,917       129,604         891        64,757       78,058           304
 Net unrealized appreciation (depreciation)
  during the period .                                 (364,359)      (32,439)     49,892       339,709     (141,034)       57,387
                                                   -----------   -----------   ---------   -----------   ----------    ----------
Net increase (decrease) in net assets resulting
 from operations . . .                                (301,372)      342,998      72,098       412,784      (39,440)       60,618
From policyholder transactions:
 Net premiums from policyholders                     2,644,808     2,466,836     925,601     2,203,753    1,969,364     1,364,628
 Net benefits to policyholders                      (1,288,464)     (358,679)   (105,966)   (1,443,700)    (709,490)     (118,737)
 Net increase in policy loans                               --            --          --            --           --            --
                                                   -----------   -----------   ---------   -----------   ----------    ----------
Net increase in net assets resulting from
 policyholder transactions                           1,356,344     2,108,157     819,635       760,053    1,259,874     1,245,891
                                                   -----------   -----------   ---------   -----------   ----------    ----------
Net increase in net assets                           1,054,972     2,451,155     891,733     1,172,837    1,220,434     1,306,509
Net assets at beginning of period                    3,342,888       891,733           0     2,526,943    1,306,509             0
                                                   -----------   -----------   ---------   -----------   ----------    ----------
Net assets at end of period                        $ 4,397,860   $ 3,342,888   $ 891,733   $ 3,699,780   $2,526,943    $1,306,509
                                                   ===========   ===========   =========   ===========   ==========    ==========



---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                   EQUITY INDEX                         STRATEGIC BOND
                                    SUBACCOUNT                            SUBACCOUNT
                        -----------------------------------   -----------------------------------
                           1998          1997       1996*        1998          1997        1996*
                        ------------  -----------  ---------  ------------  -----------  -----------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $   307,010   $  192,049   $  7,272   $    54,728   $   78,770    $ 27,247
 Net realized gains .       132,619       38,987      3,982        32,917        5,891       1,518
 Net unrealized
  appreciation
  (depreciation)
  during the period .     2,082,107    1,193,531     13,544        11,342       (3,195)      6,688
                        -----------   ----------   --------   -----------   ----------    --------
Net increase in net
 assets resulting from
 operations . . . . .     2,521,736    1,424,567     24,798        98,987       81,466      35,453
From policyholder
 transactions:
 Net premiums from
  policyholders . . .     4,632,113    6,068,371    350,310       798,935      807,985     718,958
 Net benefits to
  policyholders . . .    (1,120,852)    (260,531)   (31,362)   (1,158,109)    (201,240)    (76,965)
 Net increase in
  policy loans  . . .            --           --         --            --           --          --
                        -----------   ----------   --------   -----------   ----------    --------
Net increase
 (decrease) in net
 assets resulting from
 policyholder
 transactions . . . .     3,511,261    5,807,840    318,948      (359,176)     606,745     641,993
                        -----------   ----------   --------   -----------   ----------    --------
Net increase
 (decrease) in net
 assets . . . . . . .     6,032,997    7,232,407    343,746      (260,189)     688,211     677,446
Net assets at
 beginning of period      7,576,153      343,746          0     1,365,657      677,446           0
                        -----------   ----------   --------   -----------   ----------    --------
Net assets at end of
 period . . . . . . .   $13,609,150   $7,576,153   $343,746   $ 1,105,468   $1,365,657    $677,446
                        ===========   ==========   ========   ===========   ==========    ========




                              TURNER CORE GROWTH             BRANDES INTERNATIONAL
                                  SUBACCOUNT                         EQUITY
                        ------------------------------   ------------------------------
                          1998       1997      1996*       1998       1997       1996*
                        ---------  ---------  ---------  ---------  ---------  -----------
Increase (decrease) in
 net assets from
 operations:
 Net investment income  $  4,513   $ 10,585   $    384   $ 12,094   $  1,532    $    133
 Net realized gains
  (losses). . . . . .     14,364      3,166       (238)     1,184        133      (1,091)
 Net unrealized
  appreciation
  (depreciation)
  during the period .     49,605     12,370        456     15,813      2,674        (345)
                        --------   --------   --------   --------   --------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations. . . . .      68,482     26,121        602     29,091      4,339      (1,303)
From policyholder
 transactions:
  Net premiums from
   policyholders. . .    203,590     91,440     26,825     55,021    146,796      68,170
  Net benefits to
   policyholders. . .    (77,651)    (9,878)   (14,937)   (10,341)   (34,985)    (22,411)
  Net increase in
   policy loans . . .         --         --         --         --         --          --
                        --------   --------   --------   --------   --------    --------
Net increase in net
 assets resulting from
 policyholder
 transactions. . . .     125,939     81,562     11,888     44,680    111,811      45,759
                        --------   --------   --------   --------   --------    --------
Net increase in net
 assets. . . . . . .     194,421    107,683     12,490     73,711    116,150      44,456
Net assets at
 beginning of period .   120,173     12,490          0    160,606     44,456           0
                        --------   --------   --------   --------   --------    --------
Net assets at end of
 period. . . . . . .    $314,594   $120,173   $ 12,490   $234,377   $160,606    $ 44,456
                        ========   ========   ========   ========   ========    ========



---------
* From May 1, 1996 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,


                                    FRONTIER CAPITAL              EMERGING        GLOBAL                  SMALL/MID    HIGH YIELD
                                      APPRECIATION              MARKETS EQUITY    EQUITY     BOND INDEX   CAP CORE        BOND
                                       SUBACCOUNT                 SUBACCOUNT     SUBACCOUNT  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                             -------------------------------   ---------------  -----------  ----------  -----------  -------------
                               1998        1997      1996*         1998**         1998**       1998**      1998**        1998**
                             ----------  ---------  ---------  ---------------  -----------  ----------  -----------  -------------
                             ------------------------------------------------------------------------------------------------------
Increase (decrease) in net
 assets from operations:
 Net investment income
  (loss) . . . . . . . . .   $    (208)  $  7,522   $   (112)      $    1          $  1       $   146       $ --         $   18
 Net realized gains
  (losses) . . . . . . . .
                                12,123      9,048     (1,199)          --             1            (1)        --             --
 Net unrealized
  appreciation
  (depreciation) during the
  period . . . . . . . . .     (17,930)    40,541      2,105           10            45          (196)         6            (26)
                             ---------   --------   --------       ------          ----       -------       ----         ------
Net increase (decrease) in
 net assets resulting from
 operations. . . . . . . .      (6,015)    57,111        794           12            46           (52)         6             (8)
From policyholder
 transactions:
 Net premiums from
  policyholders. . . . . .     128,779    327,804     58,477        2,017           916        10,255        104          2,887
 Net benefits to
  policyholders. . . . . .    (146,083)   (47,276)   (16,094)          --           (13)          (69)        (2)            --
 Net increase in policy
  loans. . . . . . . . . .          --         --         --           --            --            --         --             --
                             ---------   --------   --------       ------          ----       -------       ----         ------
Net increase (decrease) in
 net assets resulting from
 policyholder transactions     (17,304)   280,528     42,383        2,017           903        10,186        102          2,887
                             ---------   --------   --------       ------          ----       -------       ----         ------
Net increase (decrease) in
 net assets  . . . . . . .     (23,319)   337,639     43,177        2,029           949        10,134        108          2,879
Net assets at beginning of
 period. . . . . . . . . .     380,816     43,177          0            0             0             0          0              0
                             ---------   --------   --------       ------          ----       -------       ----         ------
Net assets at end of period  $ 357,497   $380,816   $ 43,177       $2,029          $949       $10,134       $108         $2,879
                             =========   ========   ========       ======          ====       =======       ====         ======



---------
*  From May 1, 1996 (commencement of operations).
** From May 1, 1998 (commencement of operations).

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1998

1. ORGANIZATION

  John Hancock Variable Life Account U (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of twenty-six subaccounts. The assets of each subaccount are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Fund) or of M Fund Inc. (M Fund). New subaccounts may be added as new Portfolios are added to the Fund or to M Fund, or as other investment options are developed and made available to policyholders. The twenty-six Portfolios of the Fund and M Fund which are currently available are the Large Cap Growth, Sovereign Bond, Emerging Markets Equity, International Equity Index (formerly, International Equities), Global Equity, Small Cap Growth, International Balanced, Mid Cap Growth, Large Cap Value, Money Market, Mid Cap Value, Diversified Mid Cap Growth (formerly, Special Opportunities), Bond Index, Small/Mid Cap CORE, Real Estate Equity, Growth & Income, Managed, Short-Term Bond (formerly, Short-Term U.S. Government), Small Cap Value, International Opportunities, Equity Index, Strategic Bond, Turner Core Growth, Brandes International Equity (formerly, Edinburgh International Equity) and Frontier Capital Appreciation Portfolios. Each Portfolio has a different investment objective.

  The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

  The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

 Estimates

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Valuation of Investments

  Investment in shares of the Fund and of M Fund are valued at the reported net asset values of the respective Portfolios. Investment transactions are recorded on the trade date. Dividend income is recognized on the ex-dividend date. Realized gains and losses on sales of underlying portfolio shares are determined on the basis of identified cost.

 Federal Income Taxes

  The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

 Expenses

  JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at an annual rate of .50% of net assets (excluding policy loans) of the Account. Additionally, a monthly charge at varying levels for the cost of extra insurance is deducted from the net assets of the Account.

  JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account. With respect to the single premium policy, during the first nine years after policy issue, JHVLICO assesses a contingent deferred sales charge at varying levels in the event of early surrender of the variable life insurance policy.

 Policy Loans

  Policy loans represent outstanding loans plus accrued interest. Interest is accrued (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyowner indebtedness) and compounded daily.

3. TRANSACTIONS WITH AFFILIATES

  John Hancock acts as the distributor, principal underwriter and investment advisor for the Fund.

  Certain officers of the Account are officers and directors of JHVLICO, the Fund or John Hancock.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

4. DETAILS OF INVESTMENTS

  The details of the shares owned and cost and value of investments in the Portfolios of the Fund and of M Fund at December 31, 1998 are as follows:


                SUBACCOUNT            SHARES OWNED      COST          VALUE
                ----------            ------------  ------------  --------------
      Large Cap Growth  . . . . . .      4,545,570  $ 84,573,121   $119,067,616
      Sovereign Bond  . . . . . . .     24,879,367   241,005,026    246,843,261
      International Equity Index  .      1,422,311    22,966,825     22,131,950
      Small Cap Growth  . . . . . .        359,715     3,591,029      4,671,821
      International Balanced  . . .         78,392       831,987        872,075
      Mid Cap Growth  . . . . . . .        345,044     4,372,829      5,215,506
      Large Cap Value . . . . . . .        577,691     7,848,124      8,099,391
      Money Market  . . . . . . . .      5,637,951    56,379,509     56,379,509
      Mid Cap Value . . . . . . . .        399,298     5,188,954      4,865,793
      Diversified Mid Cap Growth  .        719,866    11,472,860     11,474,379
      Real Estate Equity  . . . . .      1,008,631    13,967,388     12,567,328
      Growth & Income . . . . . . .     50,231,610   692,239,887    979,131,341
      Managed . . . . . . . . . . .     25,570,773   331,045,015    399,830,146
      Short-Term Bond . . . . . . .         59,202       599,175        594,889
      Small Cap Value . . . . . . .        379,491     4,744,767      4,397,861
      International Opportunities .        302,898     3,443,718      3,699,780
      Equity Index  . . . . . . . .        768,760    10,319,970     13,609,150
      Strategic Bond  . . . . . . .        104,295     1,090,632      1,105,468
      Turner Core Growth  . . . . .         17,364       252,164        314,594
      Brandes International Equity             286       215,546        234,377
      Frontier Capital Appreciation         23,691       332,781        357,497
      Emerging Markets Equity . . .            286         2,018          2,029
      Global Equity . . . . . . . .             96           905            949
      Bond Index  . . . . . . . . .            995        10,330         10,134
      Small/Mid Cap CORE  . . . . .             12           102            108
      High Yield Bond . . . . . . .            312         2,904          2,879

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

  Purchases, including reinvestment of dividend distributions, and proceeds from the sales of shares in the Portfolios of the Fund and of M Fund during 1998, were as follows:


                   SUBACCOUNT                 PURCHASES        SALES
                   ----------                ------------  -------------
      ------------------------------------------------------------------
      Large Cap Growth . . . . . . . . . .   $ 19,367,847   $ 7,501,137
      Sovereign Bond . . . . . . . . . . .     33,402,071    17,988,887
      International Equity Index . . . . .      7,033,127     2,252,047
      Small Cap Growth . . . . . . . . . .      1,972,456       608,967
      International Balanced . . . . . . .        438,208       354,600
      Mid Cap Growth . . . . . . . . . . .      3,336,975       340,721
      Large Cap Value  . . . . . . . . . .      4,160,158     2,769,256
      Money Market . . . . . . . . . . . .     15,639,875    11,585,569
      Mid Cap Value  . . . . . . . . . . .      5,498,434     2,396,199
      Diversified Mid Cap Growth . . . . .      2,725,823     1,929,990
      Real Estate Equity . . . . . . . . .      4,375,013     2,710,599
      Growth & Income  . . . . . . . . . .    111,682,662    51,376,337
      Managed  . . . . . . . . . . . . . .     45,721,961    20,140,134
      Short-Term Bond  . . . . . . . . . .        482,833       294,235
      Small Cap Value  . . . . . . . . . .      2,396,355     1,038,940
      International Opportunities  . . . .      1,920,034     1,151,664
      Equity Index . . . . . . . . . . . .      4,341,321       523,049
      Strategic Bond . . . . . . . . . . .        776,899     1,081,347
      Turner Core Growth . . . . . . . . .        188,513        58,060
      Brandes International Equity . . . .         69,781        13,006
      Frontier Capital Appreciation  . . .        132,905       150,417
      Emerging Markets Equity  . . . . . .          2,018             0
      Global Equity  . . . . . . . . . . .            917            13
      Bond Index . . . . . . . . . . . . .         10,403            72
      Small/Mid Cap CORE . . . . . . . . .            104             2
      High Yield Bond  . . . . . . . . . .          2,905             1



5. IMPACT OF YEAR 2000 (UNAUDITED)

  The John Hancock Variable Life Account U, along with John Hancock Mutual Life Insurance Company, its ultimate parent (together, John Hancock), is executing its plan to address the impact of the Year 2000 issues that result from computer programs being written using two digits to reflect the year rather than four to define the applicable year and century. Historically, the first two digits were hardcoded to save memory. Many of the John Hancock's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in an information technology (IT) system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities. In addition, non-IT systems including, but not limited to, security alarms, elevators and telephones are subject to malfunction due to their dependence on embedded technology such as microcontrollers for proper operation. As described, the Year 2000 project presents a number of challenges for financial institutions since the correction of Year 2000 issues in IT and non-IT systems will be complex and costly for the entire industry.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

  John Hancock began to address the Year 2000 project as early as 1994. John Hancock's plan to address the Year 2000 Project includes an awareness campaign, an assessment period, a renovation stage, validation work and an implementation of Company solutions.

  The continuous awareness campaign serves several purposes: defining the problem, gaining executive level support and sponsorship, establishing a team and overall strategy, and assessing existing information system management resources. Additionally, the awareness campaign establishes an education process to ensure that all employees are aware of the Year 2000 issue and knowledgeable of their role in securing solutions.

  The assessment phase, which was completed for both IT and non-IT systems as of April 1998, included the identification, inventory, analysis, and prioritization of IT and non-IT systems and processes to determine their conversion or replacement.

  The renovation stage reflects the conversion, validation, replacement, or elimination of selected platforms, applications, databases and utilities, including the modification of applicable interfaces. Additionally, the renovation stage includes performance, functionality, and regression testing and implementation. As of December 31, 1998, the renovation phase was substantially complete for computer applications, systems and desktops. For all remaining components the renovation phase is underway and will be complete before the end of the second quarter of 1999.

  The validation phase consists of the compliance testing of renovated systems. The validation phase is expected to be complete by mid 1999, after renovation is accomplished. John Hancock will use its testing facilities through the remainder of 1999 to perform special functional testing. Special functional testing includes testing, as required, with material third parties and industry groups and to perform reviews of "dry run" of year-end activities. Scheduled testing of John Hancock's material relationships with third parties is underway. It is anticipated that testing with material business partners will continue through much of 1999.

  Finally, the implementation phase involves the actual implementation of converted or replaced platforms, applications, databases, utilities, interfaces, and contingency planning. John Hancock is concurrently performing implementation during the renovation phase and plans to complete this phase before the end of the second quarter of 1999.

  The costs of the Year 2000 project consist of internal IT personnel, and external costs such as consultants, programmers, replacement software, and hardware. The costs of the Year 2000 project are expensed as incurred. The project is funded partially through a reallocation of resources from discretionary projects. Through December 31, 1998, John Hancock has incurred and expensed approximately $9.8 million in related payroll costs for its internal IT personnel on the project. The estimated range of remaining internal IT personnel costs of the project is approximately $8 to $9 million. Through December 31, 1998, John Hancock has incurred and expensed approximately $36.4 million in external costs for the project. The estimated range of remaining external costs of the project is approximately $35 to $36 million. The total costs of the Year 2000 project, based on management's best estimates, include approximately $18 million in internal IT personnel, $7.4 million in the external modification of software, $34.2 million for external solution providers, $19.4 million in replacement costs of non-compliant IT systems and $12.6 million in oversight, test facilities and other expenses. Accordingly, the estimated range of total costs of the Year 2000 project, internal and external, is approximately $90 to $95 million. However, there can be no guarantee that these estimates will be achieved and actual results could materially differ from those plans. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer codes, and similar uncertainties.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

  John Hancock's total Year 2000 project costs include the estimated impact of external solution providers and are based on presently available information. However, there is no guarantee that the systems of other companies that John Hancock's systems rely on will be timely converted, or that a failure to convert by another company, or a conversion that is incompatible with John Hancock's systems, would not have material adverse effect on John Hancock. It is documented in trade publications that companies in foreign countries are not acting as intensively as domestic companies to remediate Year 2000 issues. Accordingly, it is expected that Company facilities based outside the United States face higher degrees of risks from data exchanges with material business partners. In addition, John Hancock has thousands of individual and business customers that hold insurance policies, annuities and other financial products of John Hancock. Nearly all products sold by John Hancock contain date sensitive data, examples of which are policy expiration dates, birth dates, premium payment dates. Finally, the regulated nature of John Hancock's industry exposes it to potential supervisory or enforcement actions relating to Year 2000 issues.

  John Hancock's contingency planning initiative related to the Year 2000 project is underway. The plan is addressing John Hancock's readiness as well as that of material business partners on whom John Hancock depends. John Hancock's contingency plans are being designed to keep each business unit's operations functioning in the event of a failure or delay due to the Year 2000 record format and date calculation changes. Contingency plans are being constructed based on the foundation of extensive business resumption plans that John Hancock has maintained and updated periodically, which outline responses to situations that may affect critical business functions. These plans also provide emergency operations guidance, which defines a documented order of actions to respond to problems. These extensive business resumption plans are being enhanced to cover Year 2000 situations.

                   ALPHABETICAL INDEX OF KEY WORDS AND PHRASES


  This index should help you locate more information about many of the important concepts in this prospectus.

 KEY WORD OR PHRASE       PAGE        KEY WORD OR PHRASE                  PAGE
Account. . . . . . . .    23                                             25
account value. . . . .      7                                              8
attained age . . . . .      8                                            12
beneficiary. . . . . .    23                                               8
business day . . . . .    23                                               4
changing Option 1or 2     27                                             11
changing the face
 amount. . . . . . . .    13                                               9
charges. . . . . . . .      7                                            14
Code . . . . . . . . .    29                                               5
cost of insurance rates     8                                            25
date of issue. . . . .    25                                             25
death benefit. . . . .      3                                              4
deductions . . . . . .      7                                              2
dollar cost averaging.    10                                             16
expenses of the Series
 Funds . . . . . . . .      9                                              6
face amount. . . . . .    12                                               7
fixed investment option   24                                               2
full surrender . . . .    11                                             23
fund . . . . . . . . .      2                                             2
grace period . . . . .      6                                              1
guaranteed death
 benefit feature . . .      6                                            12
Guaranteed Death
 Benefit Premium . . .      6                                            23
insurance charge . . .      8                                            11
insured person . . . .      4                                              8
investment options . .      1                                            11
JHVLICO. . . . . . . .    23                                               8
John Hancock Variable
 Series Trust  . . . .      2                                            29
lapse. . . . . . . . .      6                                            16
loan . . . . . . . . .    11                                             10

loan interest. . . . .    12                                               1

maximum premiums . . .      5                                            23

Minimum Initial Premium   24                                             11
minimum insurance
 amount. . . . . . . .    13                                               9

minimum premiums . . .      5                                             4
modified endowment
 contract. . . . . . .    30

                                    PART II

                          UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                       REPRESENTATION OF REASONABLENESS

      John Hancock Variable Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                     UNDERTAKING REGARDING INDEMNIFICATION

      Pursuant to Section X of JHVLICO's Bylaws and Section 67 of the Massachusetts Business Corporation Law, JHVLICO indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of JHVLICO.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following Papers and Documents:

      The facing sheet.

      Cross-Reference Table.

      The prospectus including twenty-three sub-accounts consists of __ pages and the prospectus including twenty-six subaccounts consists of __ pages.

      The undertaking regarding indemnification.

      The undertaking to file reports.

      The signatures.

     The following exhibits:

1.A. (1) JHVLICO Board Resolution establishing the separate account included in Post-Effective Amendment No. 2 to this Form S-6 Registration Statement, filed March 5, 1996.

      (2) Not Applicable.

      (3) (a) Form of Distribution Agreement by and among John Hancock Distributors, Inc., John Hancock Mutual Life Insurance Company, and John Hancock Variable Life Insurance Company, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 333-15075) filed April 18, 1997.

          (b) Specimen Variable Contracts Selling Agreement between John Hancock Distributors, Inc., and selling broker-dealers, incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of John Hancock Variable Life Account S (File No. 333-15075) filed April 18, 1997.

          (c) Schedule of Sales Commissions included in I. A. (3)(a) above.

      (4) Not Applicable.

      (5) Form of flexible premium variable insurance policy included in the initial registration statement on Form S-6 of this account for flexible premium policies, filed March 18, 1994 (File No. 33-76660).

      (6) Certificate of Incorporation and By-Laws of John Hancock Variable Life Insurance Company included in Post-Effective Amendment No. 2 to this Form S-6 Registration Statement, filed March 5, 1996.

      (7) Not Applicable.

      (8) Not Applicable.

      (9) Not Applicable.

     (10) Form of application for Policy included in Post-Effective Amendment No. 2 to this Form S-6 Registration Statement, filed March 5, 1996.

2. Included as exhibit 1.A (5) above.

3. Opinion and consent of counsel as to securities being registered, included in Pre-Effective Amendment No. 1 to this Form S-6 Registration Statement filed August 30, 1994.

4. Not Applicable.

5. Not Applicable.

6. Opinion and consent of actuary (Filed herewith).

7. Consent of independent auditors (Filed herewith).

8. Memorandum describing John Hancock's issuance, transfer and redemption procedures for flexible premium policies pursuant to Rule
   6e-3(T)(b)(12)(iii), included in Post-Effective Amendment No. 2 to this Form S-6 Registration Statement, filed March 5, 1996.

9. Power of Attorney for Ronald J. Bocage, incorporated by reference from Form 10-K annual report of John Hancock Variable Life Insurance Company (File No. 33-62895) filed March 28, 1997. Powers of attorney for Tomlinson, D'Alessandro, Shaw, Luddy, Lee, Reitano, Van Leer and Paster included in Post-Effective Amendment No. 2 to this Form S-6 Registration Statement, filed March 5, 1996.

10. Representations, Description and Undertaking pursuant to Rule
    6e-3(T)(b)(13)(iii)(F) under the Investment Company Act of 1940 included in Post-Effective Amendment No. 2 to this Form S-6 Registration Statement, filed March 5, 1996.

11. Representation of Counsel pursuant to Rule 485(b) (Filed herewith).

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the John Hancock Variable Life Insurance Company has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 29th day of April, 1999.

                                 JOHN HANCOCK VARIABLE LIFE
                                 INSURANCE COMPANY

(SEAL)

                                     By  /s/ MICHELE G. VAN LEER
                                         -----------------------
                                         Michele G. Van Leer
                                         President



Attest:    /s/ SANDRA M. DADALT
           ----------------------
           Sandra M. DaDalt
           Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.

Signatures                     Title                              Date
----------                     -----                              ----


/s/ PATRICK F. SMITH
--------------------
Patrick F. Smith           Controller (Principal Accounting     April 29, 1999
                           Officer and Acting Principal
                           Financial Officer)

/s/ MICHELE G. VAN LEER
-----------------------
Michele G. Van Leer        Vice Chairman of the Board
for herself and as         and President(Acting Principal
Attorney-in-Fact           Executive Officer)                   April 29, 1999

      For:  David F. D'Alessandro  Chairman of the Board
            Robert S. Paster       Director
            Thomas J. Lee          Director
            Malcolm Cheung         Director
            Joseph A. Tomlinson    Director
            Barbara L. Luddy       Director
            Ronald J. Bocage       Director
            Robert R. Reitano      Director

      Pursuant to the requirements of the Securities Act of 1933, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto fixed and attested, all in the City of Boston and Commonwealth of Massachusetts on the 29th day of April, 1999.


                         On behalf of the Registrant

                 By John Hancock Variable Life Insurance Company
                                  (Depositor)



(SEAL)



                                 By  /s/ Michele G. Van Leer
                                     -----------------------
                                     Michele G. Van Leer
                                     President



Attest   /s/ SANDRA M. DADALT
         ----------------------
         Sandra M. DaDalt
         Assistant Secretary